    As filed with the Securities and Exchange Commission on April 30, 2001
                                       Securities Act Registration No. 333-42004
                                       Investment Company Act File No. 811-10027

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 1


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 2



                         State Farm Mutual Fund Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


          One State Farm Plaza, Bloomington, Illinois                 61710-0001
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)              (Zip Code)

        Registrant's Telephone Number, including Area Code        (309) 766-2029


                                                 Alan Goldberg
                                                 Bell Boyd & Lloyd LLC
Roger S. Joslin                                  Three First National Plaza
One State Farm Plaza                             70 West Madison St., Suite 3300
Bloomington, Illinois 61710-0001                 Chicago, Illinois 60602
--------------------------------------------------------------------------------
                   (Names and addresses of agents for service)
                               ------------------

                 ----------------------------------------------
                 Amending Parts A, B and C, and filing exhibits
                 ----------------------------------------------

                 It is proposed that this filing will become effective:
                          [ ] immediately upon filing pursuant to rule 485(b)
                          [X] on May 1, 2001 pursuant to rule 485(b)
                          [ ] 60 days after filing pursuant to rule 485(a)(1)
                          [ ] on April 1, 2001 pursuant to rule 485(a)(1)
                          [ ] 75 days after filing pursuant to rule 485(a)(2)
                          [ ] on ___________ pursuant to rule 485(a)(2)

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PROSPECTUS

[graphics]


                                        May 1, 2001


State Farm Equity Fund
State Farm Small Cap Equity Fund
State Farm International Equity Fund
State Farm S&P 500 Index Fund
State Farm Small Cap Index Fund
State Farm International Index Fund
State Farm Equity and Bond Fund
State Farm Bond Fund
State Farm Tax Advantaged Bond Fund
State Farm Money Market Fund

                                        [State Farm         Mutual
                                         Insurance Logo]    Funds-TM-

PROSPECTUS

                STATE FARM MUTUAL FUND TRUST

                       Class A Shares
                       Class B Shares


MAY 1, 2001


-  STATE FARM EQUITY FUND

-  STATE FARM SMALL CAP EQUITY FUND

-  STATE FARM INTERNATIONAL EQUITY FUND

-  STATE FARM S&P 500 INDEX FUND

-  STATE FARM SMALL CAP INDEX FUND

-  STATE FARM INTERNATIONAL INDEX FUND

-  STATE FARM EQUITY AND BOND FUND

-  STATE FARM BOND FUND

-  STATE FARM TAX ADVANTAGED BOND FUND

- STATE FARM MONEY MARKET FUND

                        The Securities and Exchange Commission has not approved or disapproved the shares of the Funds or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


                                                        PAGE
FUNDS AT A GLANCE                                        1
    State Farm Equity Fund                               1
    State Farm Small Cap Equity Fund                     3
    State Farm International Equity Fund                 5
    State Farm S&P 500 Index Fund                        7
    State Farm Small Cap Index Fund                      9
    State Farm International Index Fund                 11
    State Farm Equity and Bond Fund                     13
    State Farm Bond Fund                                15
    State Farm Tax Advantaged Bond Fund                 17
    State Farm Money Market Fund                        19
ANNUAL INVESTMENT RETURNS                               20
EXPENSE INFORMATION                                     21
HOW THE FUNDS INVEST                                    24
    General Policies Applicable
        to All Funds                                    24
    Fund Summaries                                      24
    Other Risks of Investing in the Funds               29

                                                        PAGE
MANAGING THE INVESTMENTS
    OF THE FUNDS                                        31
SHAREHOLDER INFORMATION                                 34
    What Type of Account
        Would You Like                                  34
    Minimum Investments                                 35
    Flexible Sales Charge Options                       35

    Calculating Net Asset Value                         40
    How to Buy Shares                                   40
    How to Exchange Shares                              42
    How to Redeem Fund Shares                           43
SHARED DELIVERY                                         45
DIVIDENDS, DISTRIBUTIONS AND TAXES                      46
FINANCIAL HIGHLIGHTS                                    47
APPENDIX A                                              57
APPENDIX B                                              62
ADDITIONAL INFORMATION
    ABOUT THE FUNDS                                     64

                                                              FUNDS AT A GLANCE

    THIS PROSPECTUS PROVIDES INFORMATION ABOUT STATE FARM MUTUAL FUND TRUST (THE "TRUST"). THE TRUST HAS TEN SEPARATE FUNDS, EACH OF WHICH IS A SEPARATE INVESTMENT PORTFOLIO WITH ITS OWN INVESTMENT OBJECTIVE, INVESTMENT POLICIES, RESTRICTIONS, AND RISKS. STATE FARM INVESTMENT MANAGEMENT CORP. (THE "MANAGER") IS THE INVESTMENT ADVISER TO EACH FUND. EACH FUND OFFERS THREE CLASSES OF SHARES: CLASS A, CLASS B AND INSTITUTIONAL SHARES. THIS PROSPECTUS OFFERS CLASS A AND CLASS B SHARES. ADDITIONAL INFORMATION CONCERNING EACH FUND APPEARS FOLLOWING FUNDS AT A GLANCE.

FUNDS AT A GLANCE

This section discusses each Fund's investment objectives, strategies and risks. Each Fund summary also describes who should consider investing in the Fund in the "Investor Profile" section. Please refer to the detailed description of the Funds' policies in "How the Funds Invest" (beginning on p. 24) for those Funds you wish to purchase.

STATE FARM EQUITY FUND


INVESTMENT OBJECTIVE--

The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Equity Fund invests under normal circumstances at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion. The Manager chooses stocks for the Fund's portfolio for their long-term potential to generate capital gains.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:

-  Strong cash flow and a recurring revenue stream

-  A strong industry position

-  A strong financial position

-  Strong management with a clearly defined strategy

-  Capability to develop new or superior products or services

The Manager may sell securities the Fund holds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund may invest up to 25% of its assets in equity securities and depositary receipts of foreign companies.

INVESTOR PROFILE

Who should consider investing in the Equity Fund?

YOU MAY WANT TO INVEST IN THE EQUITY FUND IF YOU:

-  can tolerate the price fluctuations and volatility that are inherent in
investing in a broad based large cap stock    mutual fund

-  want to diversify your investments

-  are seeking a growth investment as part of an asset allocation program

                                 OR

- are investing for retirement or other goals that are many years in the future

FUNDS AT A GLANCE continued

YOU MAY NOT WANT TO INVEST IN THE EQUITY FUND IF YOU:

-  are investing with a shorter investment time horizon in mind

-  are seeking income rather than capital appreciation

                               OR

- are uncomfortable with an investment whose value is likely to vary substantially

                                    RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                                     |
                                                                Equity Fund

- Market Risk. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- Foreign Investing Risk. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars.

- Management Risk. The Manager's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

AN INVESTMENT IN THE EQUITY FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

FUNDS AT A GLANCE continued

STATE FARM SMALL CAP EQUITY FUND


INVESTMENT OBJECTIVE--

The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital.

INVESTMENT SUB-ADVISER--

Capital Guardian Trust Company ("Capital Guardian").

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Small Cap Equity Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which Small Cap Equity Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The Fund invests in securities that Capital Guardian thinks are undervalued and represent good long-term investment opportunities. Capital Guardian may sell securities when it believes they no longer represent good long-term value.

The Fund may invest up to 25% of its assets in equity securities and depositary receipts of foreign companies.

INVESTOR PROFILE

Who should consider investing in the Small Cap Equity Fund?

YOU MAY WANT TO INVEST IN THE SMALL CAP EQUITY FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

-  want to diversify your investments

-  are seeking a growth investment as part of an asset allocation program

                               OR

-  are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE SMALL CAP EQUITY FUND IF YOU:

-  are investing with a shorter investment time horizon in mind

-  are seeking income rather than capital appreciation

                                OR

- are uncomfortable with an investment whose value is likely to vary substantially

 FUNDS AT A GLANCE continued

                                    RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                                     |
                                                                Small Cap
                                                                Equity Fund

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- SMALLER COMPANY SIZE. The Fund invests a large portion of its assets in smaller capitalization companies. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that Capital Guardian may have difficulty selling securities the Fund holds.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars.

- MANAGEMENT RISK. Capital Guardian's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

AN INVESTMENT IN THE SMALL CAP EQUITY FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

FUNDS AT A GLANCE

STATE FARM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE--

The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital.

INVESTMENT SUB-ADVISER--

Capital Guardian Trust Company ("Capital Guardian")

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The International Equity Fund invests its assets primarily in common stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in emerging markets. There is no restriction on the size of the companies in which the Fund invests.

The Fund invests in securities that Capital Guardian thinks are undervalued and represent good long-term investment opportunities. Capital Guardian may sell securities when it believes they no longer represent good long-term value.

INVESTOR PROFILE

Who should consider investing in the International Equity Fund?

YOU MAY WANT TO INVEST IN THE INTERNATIONAL EQUITY FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in an international stock mutual fund

-  want to diversify your investments

-  are seeking a growth investment as part of an asset allocation program

                            OR

-  are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE INTERNATIONAL EQUITY FUND IF YOU:

-  are investing with a shorter investment time horizon in mind

-  are seeking income rather than capital appreciation

- are uncomfortable investing in companies that are not located in the United States

                             OR

- are uncomfortable with an investment whose value is likely to vary substantially

FUNDS AT A GLANCE continued


                                    RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                                     |
                                                               International
                                                                Equity Fund

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock price.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. These risks are heightened for emerging or developing countries, which may experience substantial rates of inflation, may be adversely affected by barriers and may experience rapid depreciation in their currencies.

- MANAGEMENT RISK. Capital Guardian's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

AN INVESTMENT IN THE INTERNATIONAL EQUITY FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

FUNDS AT A GLANCE

STATE FARM S&P 500 INDEX FUND


INVESTMENT OBJECTIVE--

The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500-Registered Trademark- Index").*

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the "Master Fund"). That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. Barclays Global Fund Advisors ("Barclays") is the investment adviser to the S&P 500 Index Master Portfolio.

Barclays seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund's target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. S&P selects stocks for the S&P 500 Index based upon the following factors:

-  market value

- industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

-  trading activity, to ensure ample liquidity and efficient share pricing

-  fundamental analysis, to ensure that companies in the index are stable

The S&P 500 Index Master Portfolio pursues its investment objective by:

-  investing in all of the securities that make up the S&P 500 Index

- investing in these securities in proportions that match the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

INVESTOR PROFILE

Who should consider investing in the S&P 500 Index Fund?

YOU MAY WANT TO INVEST IN THE S&P 500 INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

-  want to invest in stocks, but with an indexing approach

-  want to diversify your investments

-  are seeking a growth investment as part of an asset allocation program

                                       OR

-  are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE S&P 500 INDEX FUND IF YOU:

-  are investing with a shorter investment time horizon in mind

-  are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

-----------------
* "STANDARD & POOR'S-REGISTERED TRADEMARK- ," "S&P-REGISTERED TRADEMARK- ," "S&P 500-REGISTERED TRADEMARK- ," "STANDARD & POOR'S 500" AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. THAT THE S&P 500 INDEX FUND HAS LICENSED FOR USE. THE S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATIONS REGARDING THE ADVISABILITY OF INVESTING IN THE S&P 500 INDEX FUND. FOR MORE INFORMATION REGARDING THE S&P 500 INDEX, SEE THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

FUNDS AT A GLANCE continued

                                    RISKS

THE MAIN RISKS OF INVESTING IN THE S&P 500 INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN S&P 500 INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE S&P 500 INDEX MASTER PORTFOLIO?


                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                                     |
                                                                  S&P 500
                                                                Index Fund

- MARKET RISK. The S&P 500 Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- INDEXING RISK. The S&P 500 Index Master Portfolio attempts to match the performance of the S&P 500 Index, but there is no guarantee that it will be able to do so. The degree to which the S&P 500 Index Master Portfolio fails to track the performance of the index is referred to as "tracking error," which Barclays expects to be less than 5% over time. The S&P 500 Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the S&P 500 Index Master Portfolio will stay fully invested and may decline more than its benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

- MANAGEMENT RISK. Barclays' assessment of the relative weightings of the companies held in the S&P 500 Index Master Portfolio may prove incorrect, resulting in losses or poor performance, even in a rising market.

AN INVESTMENT IN THE S&P 500 INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

                                                  FUNDS AT A GLANCE continued


INVESTMENT OBJECTIVE--

The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index-Registered Trademark-* (the "Russell 2000 Index").

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The Small Cap Index Fund invests all of its assets in a separate series of the Master Fund, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives. Barclays is the investment adviser to the Russell 2000 Index Master Portfolio. Barclays seeks to achieve investment performance for the Russell 2000 Index Master Portfolio that is similar to the Russell 2000 Index.

The Russell 2000 Index is an unweighted index of 2,000 small companies that is created by taking the largest 3,000 companies in the U.S. and eliminating the largest 1,000 of those companies.

The Russell 2000 Index Master Portfolio pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon sampling and modeling techniques.

Under normal operating conditions, the Russell 2000 Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the Russell 2000 Index.

INVESTOR PROFILE

Who should consider investing in the Small Cap Index Fund?

YOU MAY WANT TO INVEST IN THE SMALL CAP INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

-  want to invest in stocks, but with an indexing approach

-  want to diversify your investments

-  are seeking a growth investment as part of an asset allocation program

                                      OR

-  are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE SMALL CAP INDEX FUND IF YOU:

-  are investing with a shorter investment time horizon in mind

-  are seeking income rather than capital appreciation

                                      OR

- are uncomfortable with an investment whose value is likely to vary substantially

------------------
* The Russell 2000-Registered Trademark- Index is a trademark/service mark, and Russell-TM- is a trademark, of the Frank Russell Company. The Small Cap Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Small Cap Index Fund. For more information regarding the Russell 2000 Index, see the Trust's Statement of Additional Information.

FUNDS AT A GLANCE continued


                                    RISKS

THE MAIN RISKS OF INVESTING IN THE SMALL CAP INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN THE RUSSELL 2000 INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE RUSSELL 2000 INDEX MASTER PORTFOLIO?


                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                                     |
                                                                 Small Cap
                                                                Index Fund

- MARKET RISK. The Russell 2000 Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- SMALLER COMPANY SIZE. The Russell 2000 Index Master Portfolio invests a large portion of its assets in smaller capitalization companies. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Russell 2000 Index Master Portfolio's investments may not be actively traded, which increases the risk that Barclays may have difficulty selling securities the Russell 2000 Index Master Portfolio holds.

- INDEXING RISK. The Russell 2000 Index Master Portfolio attempts to match the performance of the Russell 2000 Index, but there is no guarantee that it will be able to do so. The degree to which the Russell 2000
   Index Master Portfolio fails to track the performance of the index is referred to as "tracking error," which Barclays expects to be less than 5% over time. The Russell 2000 Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the Russell 2000 Index Master Portfolio will stay fully invested and may decline more than its benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

AN INVESTMENT IN THE SMALL CAP INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

                                                         FUNDS AT A GLANCE

STATE FARM EQUITY AND BOND FUND

INVESTMENT OBJECTIVE--



The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("EAFE-Registered Trademark- Free Index").*



PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The International Index Fund invests all of its assets in a separate series of the Master Fund, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives. Barclays is the investment adviser to the International Index Master Portfolio.

The International Index Fund and International Index Master Portfolio seek to match the performance of foreign stocks by investing in common stocks included in the EAFE Free Index (the target benchmark). The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The International Index Master Portfolio selects a representative sample of the securities contained in the EAFE Free Index based upon sampling and modeling techniques.

The International Index Master Portfolio attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that are found in the EAFE Free Index in a manner that is expected to approximate the performance of the

EAFE Free Index. Under normal operating conditions, the International Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the EAFE Free Index.

INVESTOR PROFILE

Who should consider investing in the International Index Fund?

YOU MAY WANT TO INVEST IN THE INTERNATIONAL INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based international stock mutual fund

-  want to invest in stocks, but with an indexing approach

-  want to diversify your investments

- are seeking a growth investment as part of an asset allocation program

                                      OR

-  are investing for retirement or other goals that are many years in the future

YOU MAY NOT WANT TO INVEST IN THE INTERNATIONAL INDEX FUND IF YOU:

-  are investing with a shorter investment time horizon in mind

-  are seeking income rather than capital appreciation

- are uncomfortable investing in companies that are not located in the Unted States

                                      OR

- are uncomfortable with an investment whose value is likely to vary substantially


------------------
  *The EAFE-Registered Trademark- Free Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the State Farm Mutual Fund Trust (the "Trust"). EAFE-Registered Trademark- Free is a trade or service mark of MSCI and its affiliates and has been licensed for use for certain purposes by the Trust. The International Index Fund, based on the EAFE-Registered Trademark- Free Index, has not been passed on by MSCI as to its legality or suitability and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the International Index Fund. MSCI has no responsibility for, and does not participate in the management of, the International Index Fund's assets or the sale of the International Index Fund's shares. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the International Index Fund.

FUNDS AT A GLANCE continued


                                    RISKS

THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX MASTER PORTFOLIO?

                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                                     |
                                                               International
                                                                Index Fund

- MARKET RISK. The International Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. These risks are heightened for emerging or developing countries, which may experience substantial rates of inflation, may be adversely affected by barriers and may experience rapid depreciation in their currencies.

- INDEXING RISK. The International Index Master Portfolio attempts to match the performance of the EAFE Free Index, but there is no guarantee that it will be able to do so. The degree to which the International Index Master Portfolio fails to track the performance of the index is referred to as "tracking error," which Barclays expects to be less than 5% over time. The International Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the International Index Master Portfolio will stay fully invested and may decline more than the Fund's benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

AN INVESTMENT IN THE INTERNATIONAL INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

                                                             FUNDS AT A GLANCE

STATE FARM EQUITY AND BOND FUND

INVESTMENT OBJECTIVE--

The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the State Farm Equity Fund and the State Farm Bond Fund for a discussion of the portfolio securities of these Funds and the risks associated with each.

INVESTOR PROFILE

Who should consider investing in the Equity and Bond Fund?

YOU MAY WANT TO INVEST IN THE EQUITY AND BOND FUND IF YOU ARE SEEKING:

-  long-term growth potential

-  some current income

                                      OR

- the convenience of a balanced portfolio of stocks and bonds in a single investment.

YOU MAY NOT WANT TO INVEST IN THE EQUITY AND BOND FUND IF YOU:

-  have a short-term investment horizon

- want the greater growth potential of an investment entirely in equity securities

                                      OR

-  are unwilling to accept share price fluctuations

                                    RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                                 |
                                             Equity and
                                             Bond Fund

- IN GENERAL. Because the Equity and Bond Fund invests all of its assets in the State Farm Equity Fund and the State Farm Bond Fund, the risks of investing in the Equity and Bond Fund are the same as investing in those underlying Funds.

- MARKET RISK. The Fund invests all of its assets in the State Farm Equity Fund and the State Farm Bond Fund. The prices of shares of these underlying funds may fluctuate widely over short or even extended periods in response to company, market, or economic news. The markets in which the underlying funds invest also tend to move in cycles, with periods of rising prices and periods of falling prices.

- FOREIGN INVESTING RISK. The underlying Funds permit investments in foreign securities. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars.

- RISK ASSOCIATED WITH INVESTING IN BONDS. The Equity and Bond Fund may invest up to 75% of its assets in the State Farm Bond Fund. An investment in the State Farm Bond

FUNDS AT A GLANCE continued


Fund is subject to risks associated with investing in fixed    income
securities, such as bonds, which include:

- INTEREST RATE RISK. The risk that the bonds that the State Farm Bond Fund holds may decline in market value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the State Farm Bond Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

- INCOME RISK. The risk that the income from the bonds the State Farm Bond Fund holds will decline due to falling interest rates.

   - CREDIT RISK. The risk that a bond issuer fails to make principal or interest payments when due to the State Farm Bond Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of investments and companies held in the underlying Funds may prove incorrect, resulting in losses or poor performance, even in a rising market.

AN INVESTMENT IN THE EQUITY AND BOND FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

                                                             FUNDS AT A GLANCE

STATE FARM BOND FUND

INVESTMENT OBJECTIVE--

The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

PRINCIPAL INVESTMENT STRATEGIES


HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies. Under normal circumstances, the Bond Fund invests at least 80% of its assets in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P have rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in the following instruments:

- CORPORATE DEBT SECURITIES: investment grade securities issued by domestic and foreign corporations and to a limited extent (up to 20% of its assets), in lower rated securities;

- U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

- FOREIGN GOVERNMENT DEBT SECURITIES: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars;

- ASSET BACKED AND MORTGAGE BACKED SECURITIES: investment grade securities backed by mortgages, consumer loans and other assets; or

- OTHER ISSUER DEBT SECURITIES: the Fund may invest up to 20% of its assets in debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

INVESTOR PROFILE

Who should consider investing in the Bond Fund?

YOU MAY WANT TO INVEST IN THE BOND FUND IF YOU:

- are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities

-  want to diversify your investments

-  are seeking an income mutual fund for an asset allocation program

                                      OR

-  are retired or nearing retirement

YOU MAY NOT WANT TO INVEST IN THE BOND FUND IF YOU:

-  are investing for maximum return over a long time horizon

-  want the greater growth potential of an investment in equity securities

                                      OR

-  require stability of your principal


                                    RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

- RISKS ASSOCIATED WITH INVESTING IN BONDS. The Fund invests primarily in investment grade bonds. An investment in the


                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                |
                             Bond Fund

FUNDS AT A GLANCE continued



Fund is subject to risks associated with investing in bonds, which include:

- INTEREST RATE RISK. The risks that the bonds the Fund holds may decline in value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.



- PREPAYMENT RISK. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.



   - CREDIT RISK. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of the bonds held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

- LIQUIDITY RISK. The Manager may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

AN INVESTMENT IN THE BOND FUND IS NOT A DEPOSIT IN ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

                                                             FUNDS AT A GLANCE

STATE FARM TAX ADVANTAGED BOND FUND

INVESTMENT OBJECTIVE--

The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to alternative minimum tax. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund's investments are in bonds with maturities longer than five years.

The Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody's or S&P, meaning that the Fund may invest up to 20% of the Fund's total assets in medium and lower-quality bonds.

The Fund tends to hold most municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates), or to meet cash flow needs. The Manager may also sell a bond if its credit risk increases significantly or if market conditions have changed so that more attractive investment opportunities are available.

INVESTOR PROFILE

WHO SHOULD CONSIDER INVESTING IN THE TAX ADVANTAGED BOND FUND?

You may want to invest in the Tax Advantaged Bond Fund if you want:

-  regular tax-free dividends

                                    OR

-  to reduce taxes on your investment income

YOU MAY NOT WANT TO INVEST IN THE TAX ADVANTAGED BOND FUND IF YOU:

-  are seeking long term capital growth

-  want the greater growth potential of an investment in equity securities

-  require stability of your principal

                                     OR

- if you are investing through an IRA, 401(k) plan or some other kind of tax-deferred account.

FUNDS AT A GLANCE continued

                                    RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TAX ADVANTAGED BOND FUND?


                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
                                |
                         Tax Advantaged
                            Bond Fund

- RISKS ASSOCIATED WITH INVESTING IN BONDS. The Fund usually invests exclusively in municipal bonds. The risks associated with municipal bond investments include:

   - INTEREST RATE RISK. The risk that the municipal bonds the Fund holds may decline in market value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

   - INCOME RISK. The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

   - CREDIT RISK. The risk that the issuer of the municipal bond fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of the municipal bonds held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

- LIQUIDITY RISK. The Manager may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

- MUNICIPAL BOND RISK. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

AN INVESTMENT IN THE TAX ADVANTAGED BOND FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

                                                              FUNDS AT A GLANCE

INVESTMENT OBJECTIVE--

The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

INVESTOR PROFILE

Who should consider investing in the Money Market Fund?

YOU MAY WANT TO INVEST IN THE MONEY MARKET FUND IF YOU:

-  require stability of principal

- are seeking an investment for the cash portion of an asset allocation program

- are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility

                                      OR

-  consider yourself a saver rather than an investor

YOU MAY NOT WANT TO INVEST IN THE MONEY MARKET FUND IF YOU:

-  are seeking an investment that is likely to significantly outpace inflation

-  are investing for retirement or other longer term goals

                                      OR

-  are investing for growth or maximum current income


RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUND?


                        [EDGAR REPRESENTATION OF GRAPHIC]

           LOWER                    MODERATE                     HIGHER
          --------------------------------------------------------------
          --------------------------- RISK -----------------------------
          --------------------------------------------------------------
          MONEY MARKET         BOND           BALANCED             STOCK
             FUNDS             FUNDS           FUNDS               FUNDS
              |
          Money Market
             Fund

Because of the types of securities that the Money Market Fund invests in and their short-term nature, the level of risk associated with the Money Market Fund is lower than most other types of mutual funds. However, an investment in the Fund involves the following risks:

- INTEREST RATE RISK. As with any investment whose yield reflects current interest rates, the Fund's yield will change over time. The value of the securities the Fund holds may decline in value due to an increase in interest rates.

- INCOME RISK. The risk that the income from the securities the Fund holds will decline in value due to falling interest rates.

- CREDIT RISK. The risk that an issuer, or a party to a repurchase agreement that the Fund has entered into, defaults on its obligations.

- INFLATION RISK. The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

- MANAGEMENT RISK. The Manager's assessment of investments held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

AN INVESTMENT IN THE MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT BY MAINTAINING A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THE FUND MAY NOT SUCCEED AND YOU MAY STILL LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL INVESTMENT RETURNS

After the Funds have been in operation for a full calendar year, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future.

The Funds are newly organized, and most were modeled after either another mutual fund that the Manager or Barclays manages or a composite of accounts that Capital Guardian manages, as shown below:

FUND                                                              CORRESPONDING FUND OR COMPOSITE

   Equity Fund                                                    State Farm Growth Fund, Inc.

   Small Cap Equity Fund                                          Capital Guardian U.S. Small Cap Equity Composite

   International Equity Fund                                      Capital Guardian Non-U.S. Equity Composite

   S&P 500 Index Fund                                             S&P 500 Index Master Portfolio

   Small Cap Index Fund                                           Small Cap Equity Index Fund portfolio
                                                                  of the State Farm Variable Product Trust

   International Index Fund                                       International Index Master Portfolio

   Equity and Bond Fund                                           No comparable fund

   Bond Fund                                                      No comparable fund

   Tax Advantaged Bond Fund                                       No comparable fund

   Money Market Fund                                              Money Market Fund portfolio of the State Farm
                                                                  Variable Product Trust

The investment policy of each Fund is substantially similar to its corresponding fund or composite. Attached as Appendix A to this Prospectus is the investment performance for each corresponding fund or composite. The data provided in Appendix A is provided to illustrate the past performance of the Manager, Barclays and Capital Guardian in managing similar types of investment mandates.

                                                              FUNDS AT A GLANCE

EXPENSE INFORMATION

The following tables describe the fees and expenses you would pay if you buy and hold shares of the Funds.

            SHAREHOLDER TRANSACTION EXPENSES - FOR ALL FUNDS,
                    OTHER THAN THE MONEY MARKET FUND
                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                             CLASS A       CLASS B
--------------------------------------------------------------------------------------------------

                  Maximum sales charge (load) imposed on purchases               3.00%       None
                  Maximum deferred sales charge (load)                        None           3.00%
                  Maximum sales charge (load) imposed on
                    Reinvested dividends                                      None           None
                  Redemption Fee                                              None           None
                  Exchange Fee                                                None           None
                  Maximum Account Fee(1)                                      None           None
--------------------------------------------------------------------------------------------------

                   SHAREHOLDER TRANSACTION EXPENSES - MONEY MARKET FUND
                         (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                             CLASS A       CLASS B
--------------------------------------------------------------------------------------------------

                  Maximum sales charge (load) imposed on purchases            None           None
                  Maximum deferred sales charge (load)                        None           3.00%
                  Maximum sales charge (load) imposed on
                    Reinvested dividends                                      None           None
                  Redemption Fee                                              None           None
                  Exchange Fee                                                None           None
                  Maximum Account Fee(1)                                      None           None
--------------------------------------------------------------------------------------------------

 (1) If an account balance falls below $500 on the last day of any quarter, the account may be charged a low balance account fee of $2.50.

ESTIMATED FUND ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                            SMALL CAP EQUITY         INTERNATIONAL
                                                     EQUITY FUND                  FUND                EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A   CLASS B         CLASS A    CLASS B     CLASS A     CLASS B
----------------------------------------------------------------------------------------------------------------------
Management fees                                    0.60%     0.60%           0.80%      0.80%       0.80%       0.80%
Shareholder Servicing Fee                          0.25%     0.25%           0.25%      0.25%       0.25%       0.25%
12b-1 Distribution Fee                             0.25%     0.65%           0.25%      0.65%       0.25%       0.65%
Other expenses(1)                                  0.16%     0.16%           0.14%      0.14%       0.29%       0.29%
Total Annual Fund Operating Expenses(2)            1.26%     1.66%           1.44%      1.84%       1.59%       1.99%

                                                   S&P 500 INDEX               SMALL CAP             INTERNATIONAL
                                                       FUND(3)                INDEX FUND(3)          INDEX FUND(3)
----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A   CLASS B         CLASS A    CLASS B     CLASS A     CLASS B
----------------------------------------------------------------------------------------------------------------------
Management fees                                    0.20%     0.20%           0.33%      0.33%       0.40%       0.40%
Shareholder Servicing Fee                          0.25%     0.25%           0.25%      0.25%       0.25%       0.25%
12b-1 Distribution Fee                             0.25%     0.65%           0.25%      0.65%       0.25%       0.65%
Other expenses(1)                                  0.23%     0.23%           0.33%      0.33%       0.45%       0.45%
Total Annual Fund Operating Expenses(2)            0.93%     1.33%           1.16%      1.56%       1.35%       1.75%

                                                     EQUITY AND BOND                                  TAX ADVANTAGED
                                                         FUND(4)                BOND FUND                BOND FUND
----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A   CLASS B         CLASS A    CLASS B     CLASS A     CLASS B
----------------------------------------------------------------------------------------------------------------------
Management fees                                    0.40%     0.40%           0.10%      0.10%       0.10%       0.10%
Shareholder Servicing Fee                          0.25%     0.25%           0.25%      0.25%       0.25%       0.25%
12b-1 Distribution Fee                             0.25%     0.65%           0.25%      0.65%       0.25%       0.65%
Other expenses(1)                                  0.29%     0.29%           0.13%      0.13%       0.21%       0.21%
Total Annual Fund Operating Expenses(2)            1.19%     1.59%           0.73%      1.13%       0.81%       1.21%

                                                  MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------
                                                  CLASS A   CLASS B
----------------------------------------------------------------------------------------------------------------------
Management fees                                    0.10%     0.10%
Shareholder Servicing Fee                          0.25%     0.25%
12b-1 Distribution Fee                             0.15%     0.55%
Other expenses(1)                                  0.14%     0.14%
Total Annual Fund Operating Expenses(2)            0.64%     1.04%
----------------------------------------------------------------------------------------------------------------------

 (1) Based on estimated amounts for the current fiscal year.
 (2) The Manager has agreed to reimburse each Fund if, and to the extent, the Fund's total annual operating expenses exceed the following percentage of each Fund's average net assets:

                                           EXPENSE
FUND                               REIMBURSEMENT THRESHOLD
----------------------------------------------------------
                                      CLASS A    CLASS B
----------------------------------------------------------
Equity Fund.......................     1.20%      1.60%
Small Cap Equity Fund.............     1.40%      1.80%
International Equity Fund.........     1.50%      1.90%
S&P 500 Index Fund................     0.80%      1.20%
Small Cap Index Fund..............     0.95%      1.35%

                                           EXPENSE
FUND                               REIMBURSEMENT THRESHOLD
----------------------------------------------------------
                                      CLASS A    CLASS B
----------------------------------------------------------
International Index Fund..........     1.15%      1.55%
Equity and Bond Fund..............     None       None
Bond Fund.........................     0.70%      1.10%
Tax Advantaged Bond Fund..........     0.70%      1.10%
Money Market Fund.................     0.60%      1.00%

This reimbursement arrangement is voluntary and may be eliminated by the Manager at any time.

 (3) For the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund (the "Equity Index Funds"), total annual operating expenses include the Fund's and the Master Portfolio's expenses.

 (4) The Manager has agreed not to be paid an investment advisory and management services fee for performing services for the Equity and Bond Fund. However, the Manager and State Farm VP Management Corp., the distributor of the Funds, will receive fees for performing services for the underlying funds in which the Equity and Bond Fund invests. The management fee, shareholder servicing fee and 12b-1 fee indicated in the expense table is based on the fees that the Equity Fund and Bond Fund pay to the Manager and State Farm VP Management Corp. The Manager has agreed to reimburse the Equity and Bond Fund for all other expenses incurred. This expense limitation is voluntary and the Manager may eliminate it at any time.

                                                          FUNDS AT A GLANCE

 EXPENSE EXAMPLES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume you invest $10,000 for the time periods indicated, earn a 5% return each year, redeem your shares at the end of the period and that operating expenses remain constant at the level above for "Total Annual Fund Operating Expenses." Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses will be:

FUND                          CLASS A         CLASS B
----------------------------------------------------------
                         1 YEAR  3 YEARS   1 YEAR  3 YEARS
----------------------------------------------------------
Equity Fund.............  $425    $688      $469    $798

Small Cap
   Equity Fund..........  $442    $742      $487    $854

International
   Equity Fund..........  $457    $787      $502    $899

S&P 500
   Index Fund...........  $392    $588      $435    $696

Small Cap Index Fund....  $415    $657      $459    $768

International
   Index Fund...........  $433    $715      $478    $826

Equity And
   Bond Fund............  $418    $667      $462    $777

Bond Fund...............  $372    $526      $415    $634

Tax Advantaged
   Bond Fund............  $380    $551      $423    $659

Money Market Fund.......  $ 65    $205      $406    $606
----------------------------------------------------------

Using the same assumptions as for the first table, but assuming that you did not redeem your shares at the end of each period, you would bear the following expenses for Class B shares:

FUND                                  1 YEAR     3 YEARS
--------------------------------------------------------
Equity Fund.........................   $169       $523

Small Cap Equity Fund...............   $187       $579

International Equity Fund...........   $202       $624

S&P 500 Index Fund..................   $135       $421

Small Cap Index Fund................   $159       $493

International Index Fund............   $178       $551

Equity and Bond Fund................   $162       $502

Bond Fund...........................   $115       $359

Tax Advantaged Bond Fund............   $123       $384

Money Market Fund...................   $106       $331
--------------------------------------------------------

HOW THE FUNDS INVEST

GENERAL POLICIES APPLICABLE TO ALL FUNDS
Under ordinary circumstances, each Fund is substantially fully invested. Except for the S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund (collectively, the "Equity Index Funds"), and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or Capital Guardian determine that market or economic conditions warrant a temporary defensive position, the Funds each manage may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund's assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

- Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

- Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund's assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

FUND SUMMARIES
Each Fund has its own investment objective. The Trust's Board may change these investment objectives without a vote of the Trust's shareholders. The types of securities and investment techniques and practices in which each Fund may engage to achieve its objective, including the principal investment techniques and practices described for each Fund as described below, are identified in Appendix B to this Prospectus, and are discussed, together with their risks, in the Trust's Statement of Additional Information.

EQUITY FUND

In managing the Equity Fund, the Manager seeks to purchase the common stocks of large U.S. companies that the Manager considers well run and able to generate long term capital appreciation. Common stocks, in general, offer a way to invest for long-term growth of capital. The Manager looks for companies with one or more of the following characteristics:

- Strong cash flows and a recurring revenue stream.

- A strong industry position.

- A strong financial position.

- Strong management with a clearly defined strategy.

- Capability to develop new or superior products or services.

The Fund may invest up to 25% of its assets in foreign equity securities not publicly traded in the U.S. and depositary receipts (both sponsored and unsponsored). Foreign investing provides opportunities different from those available in the U.S. and risks that in some ways may be greater than in U.S. investments.

SMALL CAP EQUITY FUND

The Small Cap Equity Fund invests its assets primarily in equity securities of companies with relatively small market capitalizations located in the U.S. These companies typically will have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases these securities. The basic investment philosophy of Capital Guardian is to seek undervalued securities that represent good long-term investment opportunities. Capital Guardian generally will sell securities when it believes they no longer represent good long-term value. The Fund may invest up to 25% of its assets in the equity securities of foreign companies with relatively small market capitalizations and depositary receipts (both sponsored and unsponsored).

INTERNATIONAL EQUITY FUND

The International Equity Fund invests its assets primarily in common stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New

                                                     HOW THE FUNDS INVEST

Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in emerging markets. The basic investment philosophy of Capital Guardian is to seek undervalued securities that represent good long-term investment opportunities. Capital Guardian generally will sell securities when it believes they no longer represent good long-term value. Foreign investing provides opportunities different from those available in the U.S. and risks, which in some ways may be greater than in U.S. investments.

The Fund may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets and to hedge against currency fluctuations.

S&P 500 INDEX FUND, SMALL CAP INDEX FUND AND INTERNATIONAL INDEX FUND



Each Equity Index Fund invests all of its assets in a separate series of the Master Fund, each of which is referred to as a "Master Portfolio." Each Master Portfolio has substantially similar investment objectives, strategies, and policies as the corresponding individual Equity Index Fund. Barclays serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio. Barclays and its affiliates invest for their own accounts in the types of securities in which a Master Portfolio may also invest.



Each Master Portfolio invests mostly in stocks, although each may also invest in stock index futures contracts and options on futures contracts. By investing in stocks within its benchmark index, each Master Portfolio avoids the risks of individual stock selection and, instead, tries to match the performance of its respective benchmark index, whether that index goes up or down.



Each Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, a Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.



Barclays does not manage the Master Portfolios according to traditional methods of "active" investment management, which involves the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, Barclays utilizes a "passive" or indexing investment approach for each Master Portfolio, attempting to approximate the investment performance of the appropriate benchmark index. Barclays selects stocks for each Master Portfolio so that the overall investment characteristics of each Master Portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of its respective benchmark index.

Each Master Portfolio may invest any assets not invested in stocks that are represented in its benchmark index in:

- the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

- other equity securities that are similar to the stocks making up its benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

-  stock index futures contracts, options on such futures contracts; and/or

- cash.



Each Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.



The International Index Master Portfolio may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or to avoid the effects of anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. The International Index Master Portfolio's currency transactions might not achieve their hedging purpose and the Fund could lose money on these transactions.



The S&P 500 Index Master Portfolio seeks to replicate the total return performance of the S&P 500 Index by investing in all of the securities that make up the S&P 500 Index. However, neither the Russell 2000 Index Master Portfolio nor the International Index Master Portfolio generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Russell 2000 Index Master Portfolio and the International Index Master Portfolio attempt to hold a representative sample of the securities in the appropriate benchmark index, which Barclays will select utilizing certain sampling and modeling techniques. These sampling and modeling techniques may not be successful. As a result of these sampling and modeling techniques, the Master Portfolios and the Equity Index Funds may not have the identical capitalization, industry and fundamental characteristics as their benchmarks. Please refer to the Trust's Statement of Additional Information for a more detailed discussion of the techniques that Barclays employs in selecting the portfolio securities for each of these Master Portfolios.

From time to time, the portfolio composition of the Master Portfolios may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Russell 2000 Index Master Portfolio or International Index Master Portfolio, with a view to bringing the performance and characteristics of each Master Portfolio more closely in line with that of its benchmark index.

Barclays attempts to track the performance of each Master Portfolio's benchmark index, but there is no assurance that Barclays will be successful. The degree to which a Master Portfolio fails to track the performance of its benchmark index is referred to as the "tracking error." Barclays expects that, over time, the tracking error of each Master Portfolio will be less than 5%. Barclays monitors the tracking error of each Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that a Master Portfolio will achieve any particular level of tracking error. For an explanation of "expected tracking error" and more information on this subject, see the Trust's Statement of Additional Information.

Another reason why the performance of the Master Portfolios (and the Equity Index Funds) may not always equal the performance of their benchmark index is because the performance of each benchmark index does not take into account management fees or the other expenses that each Master Portfolio and each Equity Index Fund incurs.

Each Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If a Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. No Master Portfolio will use futures contracts or options on futures contracts for speculation.

EQUITY AND BOND FUND

The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund or another money market mutual fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

BOND FUND

The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody's have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

The Bond Fund emphasizes investment grade bonds and usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

The Fund may also invest up to 20% of its assets in the following securities:

- Debt securities that S&P or Moody's have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody's are often referred to as "junk bonds." Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see "Description of Bond Ratings" in the Statement of Additional Information.

- Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Convertible securities will at times be priced in the market like other fixed income securities; that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

- Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial - in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund's transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

TAX ADVANTAGED BOND FUND

Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds. Municipal bonds generally are designed to meet longer-term capital needs and have maturities of more than one year when issued. States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes.

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing powers for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases, voter approval is required before an issuer may sell this type of bond. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other special revenue source. Although the principal security behind these bonds may vary, many (but not all issuers) provide further security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Under current tax law, all municipal debt is divided into two groups: government purpose bonds (discussed above) and private activity bonds. Private activity bonds are bonds that are issued by a state or local government or public authority, but principally benefit private users and generally are considered taxable unless a specific exemption is provided. Some, but not all, private activity bonds are subject to alternative minimum tax.

The Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

The Fund tends to hold its municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates) or increased in anticipation of a bond market rise (resulting from a decline in interest rates). The Fund may sell a bond if its credit risk increases significantly.

Under ordinary circumstances at least 80% of the Fund's total assets will consist of investment grade municipal bonds (e.g., municipal bonds rated within the four highest rating categories of Moody's or S&P), and money market securities and cash. Up to 20% of the Fund's total assets may be invested in municipal bonds that are unrated or rated below investment grade by Moody's or by S&P.

Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P and below Baa by Moody's have speculative characteristics, and are commonly referred to as "junk bonds" and present a higher degree of credit risk. In addition, the Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these bonds if the Manager believes the issuer has a strong incentive to continue making appropriations until maturity.

The Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial - in part because relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets. The reasons for which the Fund may use futures and options are to: (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund's transaction costs or add value when these instruments are favorably priced.

The Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund's investments are in issues with maturities longer than five years.

The Fund will hold assets not invested in municipal bonds in (i) interest-bearing demand notes, (ii) bank savings accounts, (iii) high-grade money market securities (iv) U.S. Treasury securities or (v) securities of taxable or tax-exempt money market mutual funds. To the extent the Manager invests the Fund's asset in securities of money market mutual funds, you will pay fund operating expenses at both the Fund level and at the money market mutual fund level.

The Fund may also invest in variable rate securities, such as inverse floaters, whose rates vary inversely with changes in market rates of interest. Investments in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of such securities and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

MONEY MARKET FUND

In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund's assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO, if only one has issued a rating), and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories.

The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

WHAT IS A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO)?

An NRSRO, such as Moody's or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the issuers. The Statement of Additional Information has a detailed description of the various rating categories.

Among the securities that the Money Market Fund may invest in are the following:

- Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

- Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

- Repurchase agreements with certain parties.

- Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

- Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

-   Securities backed by mortgages, consumer loans and other assets.

Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

OTHER RISKS OF INVESTING IN THE FUNDS

FOREIGN SECURITIES

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts ("ADRs"), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

CURRENCY RISK. For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

POLITICAL AND ECONOMIC RISK. Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

REGULATORY RISK. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

MARKET RISKS. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

TRANSACTION COSTS. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

PARTICULAR RISKS FOR DEVELOPING COUNTRIES. In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

HIGH YIELD/HIGH RISK SECURITIES (JUNK BONDS)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund's net asset value.

MANAGING THE INVESTMENTS OF THE FUNDS

INVESTMENT ADVISER

State Farm Investment Management Corp. (the "Manager") serves as the investment adviser to each Fund. Subject to the supervision of the Board of the Trust, the Manager is responsible for overseeing the day to day operations and business affairs of the Trust, including monitoring the performance of each Master Portfolio. The Manager's principal office is located at Three State Farm Plaza, Bloomington, Illinois 61791-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager acts as investment adviser to a variety of other registered investment companies, and as of December 31, 2000, was responsible for the management of in excess of $5.6 billion in assets.


The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

The Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and the Money Market Fund are each managed by a team of the Manager's employees (each an "Advisory Team"). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of the Trust.

INVESTMENT MANAGEMENT OF THE EQUITY INDEX FUNDS

Each Equity Index Fund invests all of its assets in a Master Portfolio, each of which has substantially similar investment objectives, strategies and risks to the corresponding Equity Index Fund. Barclays is the investment adviser to the Master Portfolios. Barclays and its predecessors have been managing index mutual funds since 1973. Barclays is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 2000, Barclays and its affiliates provided investment advisory services for over $801 billion of assets. For more information regarding Barclays, please read the section entitled "Investment Advisory Agreements - Between Barclays and the Master Portfolios" in the Trust's Statement of Additional Information.


INVESTMENT SUB-ADVISER FOR THE SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY
FUND

The Manager has engaged Capital Guardian as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equity Fund and the International Equity Fund. As of December 31, 2000, Capital Guardian provided investment advisory services for over $121 billion of assets. Capital Guardian, an experienced investment management organization founded in 1968, serves as investment adviser to these funds and other funds. Capital Guardian, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. For more information regarding Capital Guardian, please read the section entitled "Investment Advisory Agreements - Between the Manager and Capital Guardian" in the Trust's Statement of Additional Information.


Capital Guardian manages the Small Cap Equity Fund and International Equity Fund using a system of multiple portfolio managers for each Fund. Under this approach, the portfolio of each Fund is divided into segments, each of which is managed by an individual manager. Managers decide how their respective segments will be invested, within the limits provided by a Fund's objective(s) and policies and by Capital Guardian's investment committee. In addition, Capital Guardian's research professionals may make investment decisions for a portion of a Fund's portfolio. The investment decisions for the Small Cap Equity Fund and the International Equity Fund are made by Capital Guardian, subject to the oversight of the Board of the Trust.

COMPENSATING THE MANAGER FOR ITS SERVICES

Each Fund pays the Manager an investment advisory and management services fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

                                                                                          RATE OF
                         FUND                                                          ADVISORY FEE
---------------------------------------------------------------------------------------------------------------
                 Equity Fund                                                  0.60% of average daily net assets

                 Small Cap Equity Fund                                        0.80% of average daily net assets

                 International Equity Fund                                    0.80% of average daily net assets

                 S&P 500 Index Fund                                           0.20% of average daily net assets

                 Small Cap Index Fund                                         0.35% of average daily net assets

                 International Index Fund                                     0.50% of average daily net assets

                 Equity and Bond Fund                                                       None

                 Bond Fund                                                    0.10% of average daily net assets

                 Tax Advantaged Bond Fund                                     0.10% of average daily net assets

                 Money Market Fund                                            0.10% of average daily net assets


The Investment Advisory and Management Services Fee for the Equity Index Funds include the operating expenses of their corresponding Master Portfolio.

COMPENSATING CAPITAL GUARDIAN FOR ITS SERVICES

The Manager pays Capital Guardian for its services to the Funds it manages at the rates shown in the table below:

SMALL CAP EQUITY FUND:

                 On the first $25 million                                     0.75% of average daily net assets

                 $25 million to $50 million                                   0.60% of average daily net assets

                 $50 million to $100 million                                  0.425% of average daily net assets

                 Over $100 million                                            0.375% of average daily net assets

INTERNATIONAL EQUITY FUND:

                 On the first $25 million                                     0.75% of average daily net assets

                 $25 million to $50 million                                   0.60% of average daily net assets

                 $50 million to $250 million                                  0.425% of average daily net assets

                 Over $250 million                                            0.375% of average daily net assetsFor

For purposes of calculating the fees under the above schedules, other assets managed by Capital Guardian for companies associated with the Manager are taken into consideration according to Capital Guardian's fee aggregation and discount policies.

                                          MANAGING THE INVESTMENTS OF THE FUNDS

EQUITY INDEX FUNDS - COMPENSATION IN THE MASTER/FEEDER MUTUAL FUND STRUCTURE

The Equity Index Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. Barclays provides investment guidance and policy direction for each Master Portfolio. For its services to the Master Portfolios, Barclays receives annual fees based on the following annual rates:

FUND                                     ANNUAL MANAGEMENT FEE
S&P 500 Index Master Portfolio           0.05% of average daily net assets

Russell 2000 Index Master Portfolio      0.10% of the average daily net assets, which includes
                                                    a 0.02% administrative fee

International Index Master Portfolio             0.25% of the average
                                         daily net assets up to $1 billion, which
                                         includes a 0.10% administrative fee, and
                                         0.17% of the average daily net assets
                                         thereafter, which includes a 0.07%
                                         administrative fee.


Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, the Master Portfolios track their respective indexes.

FEEDER FUND EXPENSES. Each Equity Index Fund bears its corresponding Master Portfolio's expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each Equity Index Fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS. Under the master/feeder structure, the Board of the Trust retains the right to withdraw the assets of an Equity Index Fund from a Master Portfolio if it believes doing so is in the best interests of the Equity Index Fund and its shareholders. If the Board withdraws assets of any Equity Index Fund, it would then consider whether that Fund should invest in another master portfolio or take other action.

SHAREHOLDER INFORMATION

You may buy shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Investor Services Representative at 1-800-447-4930 from 7:00 a.m. through 7:00 p.m. (Central Time) Monday through Friday (except holidays), or via the internet.

We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter or through your State Farm VP Management Corp. Registered Representative.



Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be guaranteed (see "Signature Guarantee").



Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days' prior written notice.

WHAT TYPE OF ACCOUNT WOULD YOU LIKE?

INDIVIDUAL OR JOINT OWNERSHIP. These are intended for your general investment needs. A single person owns an individual account. Joint tenant accounts can have two or more owners, and provide for rights of survivorship. Both types of accounts are registered under one tax identification number.

GIFT OR TRANSFER TO A MINOR (UGMA, UTMA). These custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor can gain control of the account once he/she reaches the age of majority, or, in the case of UTMA, age 21. Your application should include the minor's social security number.

BUSINESS, TRUST OR ORGANIZATION. This account is for a corporation, trust, association, partnership or similar institution. Along with your application, please enclose a certified corporate resolution or other appropriate documentation that indicates which officers, trustees or persons are authorized to act for the legal entity.

TAX-QUALIFIED ACCOUNTS. A tax-qualified account enables you to defer taxes on investment income and capital appreciation. Your contributions may be tax-deductible. Tax-qualified accounts require a special application. Please contact your State Farm VP Management Corp. Registered Representative or call us at 1-800-447-4930.

- TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA). You may invest up to $2,000 per tax year in an IRA if you are not age 70 1/2 by the end of the year and you have "earned" (non-investment) income. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as your combined earned income is at least $4,000 and you file a joint return.

- Roth IRA. Compared to the traditional IRA, the Roth IRA has different eligibility requirements and tax treatment. If you're a single taxpayer with adjusted gross income up to $95,000, you may contribute up to $2,000 per year - or up to $4,000 per year if you're married with adjusted gross income up to $150,000 per year and you file a joint return. You also must have earned income at least equal to your contributions, as with a traditional IRA, but you can contribute to a Roth IRA even if you are 70 1/2 or older by the end of the year. Your contributions to a Roth IRA are not tax-deductible, but withdrawals are not taxable if your Roth IRA has been in force for at least five years and you: (1) are at least 59 1/2 years old, (2) have become disabled, (3) die or (4) use the proceeds (up to $10,000) to purchase a first home (subject to certain conditions). The amount you can contribute to a Roth IRA in any year is reduced by the amount you contribute to a traditional IRA, and vice-versa.

- SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA). If you have a small business or self employment income, this plan lets you make annual tax-deductible contributions of up to 15% of the first $170,000 of compensation for you and any eligible employees.



- SAVINGS AND INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA). Beginning June 1, 2001, SIMPLE IRAs will be available for employers with 100 or fewer employees. This plan allows employees to contribute up to the lesser of $6,500 or 100% of compensation. Employers must either match their employees' contributions (up to 3% of compensation) or make a non-elective contribution of 2% of compensation for all eligible employees. Self-employed persons are treated both as employees and employers for contribution purposes.



- EDUCATION IRAs. Allows individuals, subject to certain income limitations, to contribute up to $500 annually for a child under the age of 18. Although contributions to an Education IRA are not deductible for federal income tax purposes, the proceeds are generally not taxable provided withdrawals are used to pay for qualified higher education expenses. If contributions are made to a qualified state tuition program for a child, contributions may not be made to an Education IRA during that tax year.

- OTHER RETIREMENT PLANS. You may also use a Fund for corporate or self-employed retirement plans. The plan trustee must establish the appropriate account; the Funds do not offer prototypes of these plans. The trust or plan must be established before you can open an account. Please include the date of the trust or plan on the application.

The above is just a summary of the types of retirement accounts available. When we send your retirement-account application, we will include the applicable IRA Disclosure Statement. It contains more detailed information about the requirements for specific IRA accounts.

For more information about the tax advantages and consequences of these various IRAs and retirement plan accounts, please contact your tax advisor.

MINIMUM INVESTMENTS

Your initial and subsequent investment in each of the Funds has to meet these minimum requirements.

                                                         INVESTMENT MINIMUMS
------------------------------------------------------------------------------------------
TYPE OF ACCOUNT                             INITIAL INVESTMENT       SUBSEQUENT INVESTMENT
------------------------------------------------------------------------------------------
Regular Accounts                                  $250                         $50
Individual Retirement Accounts                    $250                         $50
Other Tax Qualified Retirement Plans              $250                         $50
Automatic Investment Plans                         $50                         $50


The Funds may change the minimum investment amounts.

FLEXIBLE SALES CHARGE OPTIONS

Each Fund offers its shares in two classes to allow you to choose the method of purchasing shares that is most beneficial to you in light of such factors as the amount of your investment, your holdings of Fund shares, how long you expect to hold your investment and other such circumstances.

Class A shares are available for investors choosing an initial sales charge and Class B shares are for investors who prefer a deferred sales charge. Shares of each class represent interests in the same Fund, have the same rights and, except for the differences in sales charges and distribution charges, are identical in all respects. The two classes have different exchange privileges, as described below.

The net income attributable to Class A or Class B shares and the dividends payable on shares of each class will be reduced by the amount of the shareholder servicing and distribution fees attributable to those shares and incremental expenses associated with the class. Shareholders of each class of a Fund have exclusive voting rights on the distribution (12b-1) plan as it applies to that class. Sales personnel will receive equal compensation for selling Class A and Class B shares.



In addition, Class A and Class B shares of the Funds may be purchased as a result of an exchange by an owner of a variable annuity contract that is offered by an insurance company affiliated with the Manager (an "Exchange Offer). A variable annuity contract owner can only participate in an Exchange Offer by surrendering his/her variable annuity contract or by withdrawing part of his/her investment in that contract, and using the proceeds to purchase shares of any of the Funds. An Exchange Offer into the Funds is only permitted for certain types of variable annuity contracts and only under certain conditions.



CLASS A SHARES

INITIAL SALES CHARGE

INITIAL SALES CHARGE FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND. You can buy shares of each of the Funds, except the Money Market Fund, at the offering price, which is the net asset value per share plus a sales load (commission).
You may qualify for a reduced sales charge, or the   sales charge may be
waived, as described below under "When Will the Initial   Sales Charge be
Reduced or Waived?" The sales charge on shares of these Funds   is:

                                        SALES CHARGE AS A PERCENTAGE OF
AMOUNT OF PURCHASE                 OFFERING PRICE          NET AMOUNT INVESTED
------------------------------------------------------------------------------

  Less than $50,000                      3.00%                      3.09%
  $50,000 to $99,999                      2.5%                      2.56%
  $100,000 to $199,999                    2.0%                      2.04%
  $200,000 to $299,999                    1.5%                      1.52%
  $300,000 to $399,999                   1.00%                      1.01%
  $400,000 to $499,999                    0.5%                     0.503%
  $500,000 or more                          0%*                        0%

 *No sales charge is imposed at the time of purchase on amounts of $500,000 or more. However, for investment of $500,000 or more in Class A shares of any Fund other than the Money Market Fund, a contingent deferred sales charge will be charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares. The contingent deferred sales charge may be waived in certain circumstances. See "When will the Contingent Deferred Sales Charge be Waived?" on p. 39.

INITIAL SALES CHARGE FOR THE MONEY MARKET FUND. The initial sales charge does not apply to new investments in the Money Market Fund. New investments in the Money Market Fund will only be accepted in Class A shares. New investment means all investments except those made through exchanges from another Fund described in this Prospectus.

WHEN WILL THE INITIAL SALES CHARGE BE REDUCED OR WAIVED?

There are several ways to reduce the initial sales charge:

  - Combined Purchases

  - Rights of Accumulation

  - Special Waivers for Certain Categories of Investors

  - Letter of Intent



- Shares Purchased Through An Exchange Offer

Your State Farm VP Management Corp. Registered Representative or an Investor Services Representative can explain these programs to you and help you determine if you qualify for a sales charge waiver. The sales charge waiver programs may be changed or discontinued at any time.

COMBINED PURCHASES. Purchases made at the same time for any of the Funds in related accounts may be aggregated for the purpose of receiving a discounted sales charge. Investments in related accounts in both Class A and Class B shares (in certain circumstances) which may be aggregated to qualify for a reduced sales charge include purchases made for you, your spouse and children under the age of 21, as well as those made in a tax-qualified plan such as a personal IRA for those individuals or by a company solely controlled by those individuals or in a trust established exclusively for the benefit of those individuals. Purchases by a trustee or other fiduciary account including pension, profit-sharing or other employee benefit trusts created pursuant to a qualified plan may be combined to qualify for a reduction of the sales charge. Reduced sales charges may also be applied to purchases by qualified employee benefit plans of a single corporation or of corporations affiliated with each other. Purchases made for a customer in nominee or street name accounts (accounts which hold the customer's shares in the name of a broker or another nominee such as a bank trust department) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as noted above. YOU MUST TELL US OR YOUR STATE FARM VP MANAGEMENT CORP. REGISTERED REPRESENTATIVE AT THE TIME YOUR ORDERS ARE PLACED THAT THERE ARE MULTIPLE ORDERS WHICH QUALIFY FOR A REDUCED SALES CHARGE.

RIGHTS OF ACCUMULATION. Purchases may also qualify for a reduced sales charge based on the current total net asset value of your account and any related accounts in any of the Funds. You must tell us or your State Farm VP Management Corp. Registered Representative at the time your order is placed that it qualifies for a reduced sales charge based on related holdings in existing Fund accounts.

LETTER OF INTENT. You may qualify for a reduced sales charge if you enter into a non-binding Letter of Intent, telling us that you intend to buy, within 13 months, shares that, if purchased all at once, would qualify. Fund shares purchased in the 90 day period prior to entering into the Letter of Intent may be combined with new purchases in related accounts as shown above to reach the investment commitment of the Letter of Intent. YOU MUST TELL US OR YOUR STATE FARM VP MANAGEMENT CORP. REGISTERED REPRESENTATIVE IF YOU WANT PURCHASES MADE DURING THE PREVIOUS 90 DAYS OR PURCHASES MADE IN RELATED ACCOUNTS TO COUNT TOWARD YOUR INVESTMENT COMMITMENT. Up to 5% of the stated amount of the Letter of Intent will be held in escrow to cover additional sales charges which may be due if investments over the 13-month period are not sufficient to qualify for the sales charge reduction.

SPECIAL WAIVERS. You may purchase Class A shares without an initial sales charge if:

-  You are purchasing shares of the Money Market Fund.



- You are a current or retired agent or employee of the State Farm Insurance Companies or a family member of such a person. A "family member" includes a spouse, lineal ascendants (e.g., parents, grandparents, etc.), spousal lineal ascendants and lineal descendants (e.g., children, grandchildren, including stepchildren, court appointed foster children, and legally adopted children).




- You are a State Farm VP Management Corp. Registered Representative who works for an insurance agent of the State Farm Insurance Companies, or a family member of such a person. For the definition of "family member," see the bullet point immediately above.



- You are purchasing shares by reinvesting the proceeds of the redemption of shares of one or more of the Funds. You must provide appropriate documentation that the redemption occurred not more than 90 days prior to the reinvestment of the proceeds, and that the shares were at one time subject to an initial sales charge or contingent deferred sales charge.

-  You are reinvesting dividends or other distributions from a Fund.

-  You are a participant in a retirement plan reinvesting loan repayments.

- You are acquiring Fund shares issued in connection with the acquisition by a Fund of another investment company.

Class A shares may also be purchased without an initial sales charge in the following situations. However, redemption of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.5% of the lesser of the value of the shares redeemed or the total cost of the shares:

-  You purchase $500,000 or more of the Funds' shares.

- You are a qualified retirement plan, with a single account or a nonqualified deferred compensation plan which meets at least one of the following four criteria: (1) the plan has at least 50 eligible participants; (2) the plan makes an initial investment of $250,000 or more; (3) the plan sponsor demonstrates to the satisfaction of the Trust that the aggregate purchases by the plan will be equal to at least $250,000 within a reasonable period of time, as determined by the Trust in its sole discretion; or (4) the sum of the current market value of the plan assets invested in any of the Funds or the current purchase amount is at least $250,000; and

- You are a bank trust department investing funds over which you exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.

If you qualify to purchase shares without an initial sales charge due to a special waiver, you must complete the "Purchase at NAV" form which can be obtained by calling 1-800-447-4930 or by contacting your State Farm VP Management Corp. Registered Representative. The Purchase at NAV form must be sent to the Manager with the Application or with your purchase order.



EXCHANGE OFFERS. No initial sales charge will apply in connection with an Exchange Offer into a Fund on that portion of the redemption proceeds of the variable annuity contract that was not subject to a "surrender charge."



DISTRIBUTION AND SERVICE FEES

Each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), which provides that the Funds will pay a distribution fee. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For all Funds other than the Money Market Fund, Class A shares are subject to a distribution fee of up to 0.25% per year of the average daily net assets of Class A shares. For the Money Market Fund, Class A shares are subject to a distribution fee of up to 0.15% per year of the average daily net assets of Class A shares. The Equity and Bond Fund does not directly pay a 12b-1 fee, but its stockholders will effectively pay these 12b-1 fees because of the Fund's underlying investments in the Equity Fund and the Bond Fund. The distribution fee is payable to State Farm VP Management Corp. to reimburse it for services and expenses incurred in connection with the distribution of Fund shares, including unreimbursed expenses incurred in years prior to the year of payment. These expenses include payments to State Farm VP Management Corp. Registered Representatives, expenses of printing and distributing prospectuses to persons other than Fund shareholders, and expenses of preparing, printing and distributing advertising and sales literature. In addition, Class A shares of each Fund pay (other than the Equity and Bond
Fund) a shareholder servicing fee of up to 0.25% per year of the average daily net assets of that Class to the Manager, which may be paid to provide ongoing account services to shareholders. Although Equity and Bond Fund does not directly pay this fee, the Funds in which the Equity and Bond Fund invest impose this fee. Shareholder services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. The Manager and State Farm VP Management Corp. may profit from the shareholder servicing and 12b-1 fees.

CLASS B SHARES

CONTINGENT DEFERRED SALES CHARGE

Unlike an initial sales charge, which is paid when you purchase shares, a contingent deferred sales charge is only paid if you sell your shares during a certain period of time. Class B shares are offered at net asset value without an initial sales charge, but subject to a contingent deferred sales charge as set forth in the table below. The schedule shows the contingent deferred sales charges applicable for the first through sixth years of redemption after purchase. The schedule applicable to a specific purchase is determined at the time the purchase is made. The contingent deferred sales charge is imposed on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

         CONTINGENT DEFERRED SALES CHARGE APPLICABLE IN THE YEAR OF REDEMPTION AFTER PURCHASE*
--------------------------------------------------------------------------------------------------
     FIRST            SECOND            THIRD            FOURTH            FIFTH             SIXTH
--------------------------------------------------------------------------------------------------
     3.00%             2.75 %            2.75%            2.50%             2.00%             1.00%

 * No contingent deferred sales charge is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B shares will convert to Class A shares two years after the expiration of the contingent deferred sales charge for that purchase. Shares received as a reinvestment of dividends or capital gains distributions will be converted to Class A shares in the same proportion as purchased shares are converted.


Purchases of $100,000 or more generally will not be accepted in Class B shares. Class A shares will be issued in these cases. If the surrender fee charged to a variable annuity contract owner in connection with an Exchange Offer would be less than the initial sales charge on Class A shares at the time of the proposed Exchange Offer, the variable annuity contract owner is required to purchase Class B shares of the Fund.



In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares, the calculation will be made in a manner that results in the lowest possible charge. It will be assumed that the redemption is made first from shares acquired through the reinvestment of dividends and distributions; then from amounts representing the increase in net asset value of your holdings of Class B shares above the total amount of payments for the purchase of Class B shares during the preceding six years; then from shares held beyond the applicable contingent deferred sales charge period; and finally, from shares subject to the lowest contingent deferred sales charge. For Class B shares purchased in connection with an Exchange Offer, the contingent deferred sales charge is calculated from the date of the original purchase of the variable annuity contract.


AUTOMATIC CONVERSION OF CLASS B SHARES

Class B shares are automatically converted to Class A shares two years after the expiration of any contingent deferred sales charge. This conversion feature relieves Class B shareholders of the higher asset-based sales charge that otherwise applies to Class B shares under the Class B distribution plan described below. The conversion is based on the relative net asset value of the two Classes, and no charge is imposed in connection with the conversion.

WHEN WILL THE CONTINGENT DEFERRED SALES CHARGE SCHEDULE BE WAIVED?

A contingent deferred sales charge will not be assessed on Class A shares (for purchases of $500,000 or more) or Class B shares for:

- exchanges of Class A or Class B shares of one Fund for the same Class of shares of another Fund;

- redemptions from tax-deferred retirement plans and Individual Retirement Accounts for required minimum distributions due to attainment of age 70 1/2;

- redemptions from tax-deferred retirement plans for returns of excess contributions to the plan, termination of employment, participant loans and hardship withdrawals;

- redemptions as a result of death of the registered shareholder or in the case of joint accounts, of all registered shareholders;

- redemptions as a result of the disability of the registered shareholder (as determined in writing by the Social Security Administration) which occurs after the account was established; and

-  redemptions for failure to meet minimum account balances.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

For all Funds except the Money Market Fund, Class B shares are charged fees at an annual rate of 0.90% of the average daily net assets to compensate State Farm VP Management Corp. and the Manager for certain distribution and shareholder servicing expenses. These fees consist of a fee at an annual rate of 0.65% for distribution expenses pursuant to a plan adopted under Rule 12b-1 under the 1940 Act, and a fee for the Manager at an annual rate of 0.25% of average daily net assets for shareholder servicing expenses. For the Money Market Fund, Class B shares are charged fees at an annual rate of 0.80% of the average daily net assets to compensate State Farm VP Management Corp. and the Manager for certain distribution and shareholder servicing expenses. These fees consist of a fee at an annual rate of 0.55% for distribution expenses pursuant to a plan adopted under Rule 12b-1 under the 1940 Act and a fee at an annual rate of 0.25% for shareholder servicing expenses. There are no distribution or shareholder servicing fees on the Equity and Bond Fund; although the underlying Funds in which the Equity and Bond Fund invests impose those fees.

CALCULATING NET ASSET VALUE

The offering price of the shares of each Fund is its Net Asset Value (NAV), plus an initial sales charge on the Class A shares. NAV is calculated by adding all of the assets of a Fund, subtracting the Fund's liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the Equity Index Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day.

The NAV for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, the Board of the Trust values assets in accordance with procedures approved by the Board of Trustees. Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

All investments by the International Equity Fund and International Index
Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.


Investments in a Master Portfolio are valued based on an interestholder's proportionate ownership interest in the Master Portfolio's aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of it's assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for business. The Master Portfolio's investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund's Board of Trustees.


HOW TO BUY SHARES

GENERAL
You must indicate at the time of investment whether you are purchasing Class A shares or Class B shares. If you do not indicate Class A or Class B shares, we will assume you want to purchase Class A shares. You also are required by federal regulations to certify your Taxpayer Identification or Social Security Number when opening your account. Failure to provide an identification number could subject you to back-up withholding on any distributions, redemptions or disbursements from your account.

Purchase orders are effected at the net asset value per share next determined after receipt of the order in proper form by State Farm VP Management Corp. or its Registered Representatives, plus the applicable sales charge for Class A shares. Receipt of an order in proper form means that State Farm VP Management Corp. or its Registered Representatives have received the order and payment for shares.

All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments should be in U.S. dollars and should be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

OPENING AND ADDING TO AN ACCOUNT

THROUGH YOUR STATE FARM VP MANAGEMENT CORP. REGISTERED REPRESENTATIVE. Contact your Registered Representative directly for instructions.

BY WRITING TO THE MANAGER. To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to "State Farm Mutual Funds" or a properly completed ACH authorization. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

BY TELEPHONE. With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your pre-designated bank account. To make a telephone investment, call 1-800-447-4930.

BY THE INTERNET. Visit our web site at WWW.STATEFARM.COM, and click on the "Mutual Funds" link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

BY AUTOMATIC INVESTING. The automatic investment plan allows you to make regular investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp. Registered Representative, by writing the Manager, or by contacting an Investor Services Representative at 1-800-447-4930.

GENERAL POLICIES ON BUYING SHARES

- Your purchase order must be received by 4:00 p.m., Eastern Time to get that day's NAV. It is the responsibility of your State Farm VP Management Corp. Registered Representative to promptly submit purchase orders to the Funds.

- All purchases are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs.



- All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to "State Farm Mutual Funds." Third-party checks will not be accepted.



- Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. You may, however, at any time request in writing, by calling 1-800-447-4930, or by visiting our website at WWW. STATEFARM.COM to have your income dividends and capital gain distributions paid to you in cash.

-  Stock certificates will not be issued.

- The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

- Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

- You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.



- Each of the policies on buying shares above apply to the purchase of shares through an Exchange Offer.

HOW TO EXCHANGE SHARES

Except for exchanges from new investments in shares of the Money Market Fund (see below), you may exchange your shares for shares of the same Class of another Fund without a sales charge. A new investment in the Money Market Fund is an investment you initially make in that Fund by means other than through an exchange from another Fund. If you are exchanging a new investment in shares of the Money Market Fund for Class A shares of another Fund, an initial sales charge will apply at the time of the exchange. If you are exchanging a new investment in shares of the Money Market Fund for Class B shares of another Fund, you are treated as purchasing the Class B shares of the other Fund on the day of the exchange.

Fund shares may be exchanged as follows:

THROUGH YOUR STATE FARM VP MANAGEMENT REGISTERED REPRESENTATIVE. Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

IN WRITING. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

BY TELEPHONE. With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund's name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.



BY THE INTERNET. You can exchange shares of one Fund for another through our web site at WWW.STATEFARM.COM. Just click on the "Mutual Funds" link at that site and follow the instructions presented on the screen.



GENERAL POLICIES ON EXCHANGING SHARES

- An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. or its Registered Representatives before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) or each day the NYSE is open for business.

- You have to meet the minimum investment requirements of the Fund into which you are exchanging.

- For all Funds, other than the Money Market Fund, you may make 4 exchanges out of the Fund during a calendar year. There is no charge for exchanges, provided that you exchange your shares for shares of the same class of another Fund. After the fourth exchange out of a Fund during a calendar year, the Manager will not allow you to directly exchange shares from that Fund to another Fund.

- You may make an unlimited number of exchanges out of the Money Market Fund during a calendar year. See "Flexible Sales Charge Options" in this Prospectus for information about sales charges when exchanging shares of the Money Market Fund.

- Because excessive trading can hurt Fund performance and shareholders, the Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

- You can only exchange shares if the Fund has received good payment for those shares.

- An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

- Before making an exchange please read the description of the Fund to be purchased in this prospectus.

- The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.



- You may not exchange your shares into a variable annuity contract offered by an affiliated insurance company of the Manager.

HOW TO REDEEM FUND SHARES

You may redeem shares of any of the Funds by contacting your State Farm VP Management Corp. Registered Representative, by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

THROUGH YOUR STATE FARM VP MANAGEMENT CORP. REPRESENTATIVE. Contact your State Farm VP Management Corp. Registered Representative directly for instructions.

IN WRITING. You may redeem all or any portion of your shares by sending a written request to the Manager:

State Farm Mutual Funds
P.O. Box 219548
Kansas City, Missouri 64121-9548

Your redemption request must clearly identify the exact name(s) in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

All shareowners of record must sign the redemption request, including each joint holder of a joint account. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature, and the signatures of any joint owners of your account, must be guaranteed as described under "Signature Guarantee."

Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under "Signature Guarantee," you may have the proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

BY TELEPHONE. With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a pre-designated bank account.

BY THE INTERNET. Visit our website at www.statefarm.com-TM-, click on the "Mutual Funds" link, and follow the instructions presented on the screen.

SYSTEMATIC WITHDRAWAL PROGRAM. If you own $5,000 or more of a Fund's shares at the current net asset value, you may have a specified dollar amount withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly or annual basis of $100 or more. Because withdrawals are sales, they may produce a gain or loss. You should not purchase additional shares at the same time that you are participating in the systematic withdrawal plan, because your purchase will likely be subject to a sales charge and the withdrawal will be a taxable redemption and may produce a taxable gain or loss.

The Funds reserve the right to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by a shareowner or by a Fund. For more information contact your State Farm VP Management Corp. Registered Representative or the Manager at the address shown above.

GENERAL REDEMPTION POLICIES

- Each Fund will redeem shares at the Fund's net asset value next determined after receipt by the Fund of a proper request for redemption. Any applicable contingent deferred sales charge on Class B shares redeemed will be deducted from the redemption proceeds. It is the responsibility of your State Farm VP Management Corp. Registered Representative to submit to the Fund a redemption request promptly after you deliver your request to the State Farm VP Management Corp. Registered Representative.

- A Fund generally will redeem shares in cash or electronic transfer. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

- Payment for shares redeemed will be mailed within seven days after the Fund receives a redemption request, either in writing, or by telephone, in proper form.

- If you try to redeem shares paid for by check or electronic transfer within 15 days after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected.

- Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

- Once the Manager has received and accepted your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

- You may change your address of record by calling 1-800-447-4930, or by sending a written request to the Manager. If you request an address change by telephone, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request.

- For IRA non-systematic withdrawals a shareholder should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com-TM-.

- If you request, redemption proceeds will be sent electronically to your pre-designated bank account. The electronic transfer will be completed either through the ACH method or through the wire transfer method, whichever you choose. With the ACH method the redemption proceeds will usually be deposited in your pre-designated bank account within one or two business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your pre-designated bank account on the next business day after the receipt of the redemption request. If you choose electronic deposit of your proceeds using the wire transfer method, the Manager will charge you a $15.00 fee, and this fee will be subtracted from your redemption proceeds. There currently is no charge for electronic transfer of redemption proceeds using the ACH method. Your bank may charge additional fees for electronic transfers you initiate. The wire transfer method is not available to shareowners participating in the systematic withdrawal program. To change the bank or account designated to receive your redemption proceeds, send a written request (not by fax) signed by each shareowner with each signature guaranteed as described in this prospectus under "Signature guarantee" to:

   State Farm Mutual Funds
   P.O. Box 219548
   Kansas City, Missouri 64121-9548

   If the registered owner(s) of the new bank account is/are the same as the registered owner(s) of the former bank account, no signature guarantee is necessary.

-  If your account value falls below the minimum investment amount (see p.
   35) and you are not participating in the automatic investment program, the Fund may redeem your shares and send the proceeds to you at your registered address. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your account falls below $10, we may redeem your shares and send you the proceeds, without notice to you.

- Because servicing smaller accounts is very expensive, if your account balance falls below $500 on the last day of the calendar quarter through redemptions or any other reason, your account will be charged a low balance fee of $2.50 per quarter. The low balance fee does not apply (1) if your accounts in all the State Farm Funds have a combined value of $500 or more, (2) to IRAs or other prototype retirement plans, (3) accounts participating in the automatic investment plan or (4) omnibus or nominee accounts. The Funds may waive the fee, in their discretion, in the event of a significant market correction.

                               SHARED DELIVERY

SIGNATURE GUARANTEE

A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

The signature guarantee must appear, together with the signature of each registered owner, either

- on the written request for redemption that exceeds $100,000, which clearly identifies the exact name(s) in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed;

- on a separate "stock power," an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers);

- if you request that a redemption check be made payable to anyone other than the shareholder(s) of record, that request must be signed and accompanied by a signature guarantee of each registered owner;

- if you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of each registered owner; or

- on the Investor Account Services Form used to establish the Telephone Investment, Redemption and/or Exchange Privilege(s), and on the Investor Account Services Form used to change the pre-designated bank account into which redemption proceeds may be deposited. If pre-designated bank account information is changed but the registered owner(s) of the bank account remains the same, no signature guarantee will be required.

The Funds will waive the requirement for a signature guarantee if your State Farm VP Management Corp. Registered Representative certifies in writing that your signature is genuine.

SHARED DELIVERY OF PROSPECTUS AND FUND REPORTS. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund's financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners' meeting. Each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as "householding" delivery). By signing the Account Application, you consent to the "householded" delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.

REVOCATION OF SHARED DELIVERY. If you want to receive an individual copy (rather than a shared or "householded" copy) of a Fund's report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 2194548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930. You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

The Equity Fund, Equity Index Funds, Small Cap Equity Fund, Equity and Bond Fund and International Equity Fund declare and pay dividends and capital gain distributions, if any, at least annually.

The Bond Fund, the Money Market Fund, and the Tax Advantaged Bond Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash. If the total dividend is less than $10 for an account owner of a Fund, the dividend will automatically be reinvested in additional shares of the Fund.

TAXES ON DISTRIBUTIONS. Distributions from each Fund, other than the Tax Advantaged Bond Fund, are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

The dividends from the Tax Advantaged Bond Fund will largely be exempt from regular federal income tax, because the Tax Advantaged Bond Fund invests primarily in municipal bonds. A portion of the Tax Advantaged Bond Fund's dividends may be subject to the federal alternative minimum tax (AMT). Tax Advantaged Bond Fund dividends may be subject to state and local taxes. Tax Advantaged Bond Fund will provide you annually with the state-by-state sources of its income.

For federal tax purposes, a Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.

Every January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

FOREIGN TAXES. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund's dividend, but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. We will send you detailed information about the foreign tax credit or deduction each year.

TAXES ON TRANSACTIONS. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost depending upon the net asset value at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

An exchange of any Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares at their fair market value and any gain on the transaction may be subject to federal income tax.

Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. This will allow you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

To invest in any of the Funds, you must be a U.S. resident with a social security or taxpayer identification number. When you sign your account application, you must certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding If you fail to comply with this procedure, the Fund must withhold 31% of your taxable distributions and redemptions.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, whose report, along with each Fund's financial statements, is included in the December 31, 2000 annual report. The annual report may be obtained from the Funds upon request without charge.

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                        EQUITY FUND

                                                                                   CLASS A                   CLASS B
                                                                          -----------------------   ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)                       (0.53)                    (0.53)
                                                                                      ------                    ------
Total from investment operations                                                       (0.52)                    (0.52)
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income                                                                  (0.01)                    (0.01)
                                                                                      ------                    ------
Total distributions                                                                    (0.01)                    (0.01)
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.47                    $ 9.47
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                        -5.17%                    -5.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)(b)                                               $ 24.2                    $ 24.2
Ratio of expenses to average net assets(b)                                              0.81%                     0.81%
Ratio of net investment income to average net assets(b)                                 0.86%                     0.86%
Portfolio turnover rate(b)                                                                 0%                        0%

----------------

(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                   SMALL CAP EQUITY FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             DECEMBER 5, 2000 TO       DECEMBER 5, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS

NET INVESTMENT INCOME                                                                   0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)                       (0.22)                    (0.22)
                                                                                      ------                    ------
Total from investment operations                                                       (0.21)                    (0.21)
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income                                                                  (0.01)                    (0.01)
                                                                                      ------                    ------
Total distributions                                                                    (0.01)                    (0.01)
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.78                    $ 9.78
                                                                                      ======                    ======
TOTAL RETURN(a)                                                                        -2.13%                    -2.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 24.5                    $ 24.5
Ratio of expenses to average net assets(b)                                              1.40%                     1.55%
Ratio of expenses to average net assets, absent of expense limitation(b)                1.55%                     1.55%
Ratio of net investment income to average net assets(b)                                 1.02%                     0.87%
Portfolio turnover rate(b)                                                                15%                       15%

----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                 INTERNATIONAL EQUITY FUND


                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             DECEMBER 5, 2000 TO       DECEMBER 5, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)                       (0.36)                    (0.36)
                                                                                      ------                    ------
Total from investment operations                                                       (0.36)                    (0.36)
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income(a)                                                                0.00                      0.00
                                                                                      ------                    ------
TOTAL DISTRIBUTIONS                                                                     0.00                      0.00
                                                                                      ------                    ------
Net asset value, end of period                                                       $  9.64                   $  9.64
                                                                                      ======                    ======
TOTAL RETURN(b)                                                                        -3.56%                    -3.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                $  24.1                   $  24.1
Ratio of expenses to average net assets(c)                                              1.50%                     1.90%
Ratio of expenses to average net assets, absent of expense limitation(c)                2.05%                     2.05%
Ratio of net investment income to average net assets(c)                                 0.71%                     0.31%
Portfolio turnover rate(c)                                                                 6%                        6%


----------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                    S&P 500 INDEX FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 18, 2000 TO      DECEMBER 18, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(e)                                                                0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)(e)                    (0.02)                    (0.02)
                                                                                      ------                    ------
Total from investment operations                                                       (0.02)                    (0.02)
                                                                                      ------                    ------


LESS DISTRIBUTIONS
Net investment income(a)                                                                0.00                      0.00
                                                                                      ------                    ------
Total distributions                                                                     0.00                      0.00
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.98                    $ 9.98
                                                                                      ======                    ======

TOTAL RETURN(b)                                                                        -0.19%                    -0.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 25.0                    $ 24.9
Ratio of expenses to average net assets(c)(e)                                           0.80%                     1.20%
Ratio of expenses to average net assets, absent of expense limitation(c)(e)             2.96%                     2.96%
Ratio of net investment income to average net assets(c)(e)                              0.41%                     0.01%
Portfolio Turnover Rate(d)                                                                10%                       10%

----------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.
(d) Amount represents the portfolio turnover rate of the Master Index
    Portfolio for the period ended December 31, 2000.

(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.05% and 1.16%, respectively, relating to the Master Index Portfolio.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                   SMALL CAP INDEX FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 18, 2000 TO      DECEMBER 18, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(d)                                                                0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)(d)                     0.43                      0.43
                                                                                      ------                    ------
Total from investment operations                                                        0.44                      0.44
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.01)                    (0.01)
                                                                                      ------                    ------
Total distributions                                                                    (0.01)                    (0.01)
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.43                    $10.43
                                                                                      ======                    ======


TOTAL RETURN(a)                                                                         4.36%                     4.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                $  26.1                   $  26.1
Ratio of expenses to average net assets(b)(d)                                           0.95%                     1.35%
Ratio of expenses to average net assets, absent of expense limitation(b)(d)             3.21%                     3.21%
Ratio of net investment income to average net assets(b)(d)                              2.75%                     2.37%
Portfolio turnover rate(c)                                                                 0%                        0%

----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.
(c) The amount, which rounds to less than 1%, represents the portfolio turnover rate of the Master Index Portfolio for the period ended December 31, 2000.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.09% and 3.62%, respectively, relating to the Master Index Portfolio.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                 INTERNATIONAL INDEX FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 18, 2000 TO      DECEMBER 18, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(e)                                                                0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)(e)                     0.15                      0.15
                                                                                      ------                    ------
Total from investment operations                                                        0.15                      0.15
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income(a)                                                                0.00                      0.00
                                                                                      ------                    ------
Total distributions                                                                     0.00                      0.00
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.15                    $10.15
                                                                                      ======                    ======

TOTAL RETURN(b)                                                                         1.51%                     1.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 25.4                    $ 25.4
Ratio of expenses to average net assets(c)(e)                                           1.15%                     1.55%
Ratio of expenses to average net assets, absent of expense limitation(c)(e)             3.36%                     3.36%
Ratio of net investment income to average net assets(c)(e)                              0.67%                     0.27%
Portfolio turnover rate(d)                                                                45%                       45%

----------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.
(d) Amount represents the portfolio turnover rate of the Master Index
    Portfolio for the period ended December 31, 2000.
(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.25% and 1.58%, respectively, relating to the Master Index Portfolio.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                   EQUITY AND BOND FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.05                      0.05
Net gain or (loss) on investments (both realized and unrealized)                       (0.22)                    (0.22)
                                                                                      ------                    ------
Total from investment operations                                                       (0.17)                    (0.17)
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.05)                    (0.05)
                                                                                      ------                    ------
Total distributions                                                                    (0.05)                    (0.05)
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.78                    $ 9.78
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                        -1.71%                    -1.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 24.6                    $ 24.6
Ratio of expenses to average net assets(b)                                              0.00%                     0.00%
Ratio of expenses to average net assets, absent of expense limitation(b)                0.21%                     0.21%
Ratio of net investment income to average net assets(b)                                 3.04%                     3.04%
Portfolio turnover rate(b)                                                                11%                       11%

----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                         BOND FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.10                      0.10
Net gain or (loss) on investments (both realized and unrealized)                        0.25                      0.25
                                                                                      ------                    ------
Total from investment operations                                                        0.35                      0.35
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.10)                    (0.10)
                                                                                      ------                    ------
Total distributions                                                                    (0.10)                    (0.10)
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.25                    $10.25
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                         3.54%                     3.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 25.5                    $ 25.4
Ratio of expenses to average net assets(b)                                              0.29%                     0.29%
Ratio of net investment income to average net assets(b)                                 6.35%                     6.35%
Portfolio turnover rate(b)                                                               190%                      190%

----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                 TAX ADVANTAGED BOND FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.09                      0.09
Net gain or (loss) on investments (both realized and unrealized)                        0.29                      0.29
                                                                                      ------                    ------
Total from investment operations                                                        0.38                      0.38

LESS DISTRIBUTIONS
Net investment income                                                                  (0.09)                    (0.09)
                                                                                      ------                    ------
Total distributions                                                                    (0.09)                    (0.09)
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.29                    $10.29
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                         3.79%                     3.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 26.0                    $ 26.0
Ratio of expenses to average net assets(b)                                              0.36%                     0.36%
Ratio of net investment income to average net assets(b)                                 5.47%                     5.47%
Portfolio turnover rate(b)                                                                 0%                        0%

----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                     MONEY MARKET FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 12, 2000 TO      DECEMBER 12, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $1.00                     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                                               0.00                      0.00
                                                                                      -----                     -----
Total from investment operations                                                       0.00                      0.00
                                                                                      -----                     -----

LESS DISTRIBUTIONS
Net investment income(a)                                                               0.00                      0.00
                                                                                      -----                     -----
Total distributions                                                                    0.00                      0.00
                                                                                      -----                     -----
Net asset value, end of period                                                        $1.00                     $1.00
                                                                                      =====                     =====

TOTAL RETURN(B)                                                                        0.29%                     0.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 5.0                     $ 5.0
Ratio of expenses to average net assets(c)                                             0.60%                     1.00%
Ratio of expenses to average net assets, absent of expense limitation(c)               1.93%                     1.93%
Ratio of net investment income to average net assets(c)                                5.94%                     5.54%

----------------
(a) Net investment income and distributions represent less than $0.01 per share.
(b) Total return is not annualized.
(c) Determined on an annualized basis.

                                   APPENDIX A

PAST PERFORMANCE OF THE MANAGER, CAPITAL GUARDIAN AND BARCLAYS


The investment performance for each of the funds or composites below indicates the performance of the Manager, Capital Guardian and Barclays in managing substantially similar mutual funds or other accounts with investment objectives, policies, strategies, and risks similar to those of the Fund to which each is compared. The "composites" shown below are an aggregation of all accounts managed by Capital Guardian that have investment objectives, policies, strategies, and risks that are substantially similar to those of the Funds to which each is compared. The performance below is shown for the one-, three-, five- and ten-year periods (or since inception, if shorter) ending March 31, 2001 and does not represent the performance of the Funds. The composite performance data has been provided by Capital Guardian. The performance data for the corresponding funds is the historical performance of other investment companies managed by the Manager or Barclays.


Each Capital Guardian composite includes all discretionary, taxable, fee-paying accounts and mutual funds that Capital Guardian managed or sub-advised, all of which have similar investment profiles. The accounts that are included in the composites are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composites are lower than the Funds' expenses. Consequently, if the Funds had been included in the composites, or if the accounts included in the composite had been regulated as investment companies under the federal securities and tax laws, the composites' performance results would have been lower than what is shown below.

The corresponding funds shown below have lower expenses than the Fund to which each is compared. Accordingly, if the Manager or Barclays had managed the Funds during the same periods presented below, the Funds' returns would have been lower. The presentation of the investment results of the corresponding funds and composites is not intended to predict or suggest the returns that might be experienced by the Funds or an individual investor in the Funds. Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data and that the methodology used above for the composites is not the SEC standard to calculate total return for mutual funds. As a result, the performance results for the composites may differ from the results calculated according to the SEC's method.


                                                                        CORRESPONDING FUND OR COMPOSITE
                                                                                INCEPTION DATE
         FUND                                                           ASSET SIZE AS OF MARCH 31, 2001
---------------------------------------------------------------------------------------------------------------------------
                  Equity Fund                                            State Farm Growth Fund, Inc.
                                                                                March 14, 1968
                                                                                $2,539,135,190

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For Periods ended March 31, 2001)
                                                             One Year     Three Years   Five Years    Ten Years
                                                             --------     -----------   ----------    ---------
                                                              -19.46%        2.96%        12.07%       12.16%
---------------------------------------------------------------------------------------------------------------------------

             Small Cap Equity Fund                             Capital Guardian U.S. Small Cap Equity Composite
                                                                              September 30, 1977
                                                                                $5,806,030,000

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For periods ended March 31, 2001)
                                                             One Year     Three Years   Five Years    Ten Years
                                                             --------     -----------   ----------    ---------
                                                              -34.32%        1.59%        10.78%       14.05%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
           International Equity Fund                              Capital Guardian Non-U.S. Equity Composite
                                                                               December 30, 1978
                                                                                $48,823,180,000

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For periods ended March 31, 2001)
                                                             One Year     Three Years   Five Years    Ten Years
                                                             --------     -----------   ----------    ---------
                                                              -29.70%        7.57%        12.07%       12.32%
---------------------------------------------------------------------------------------------------------------------------

              S&P 500 Index Fund                                        S&P 500 Index Master Portfolio
                                                                                 March 1, 1994
                                                                                $2,331,903,855

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For periods ended March 31, 2001)
                                                             One Year     Three Years   Five Years    Inception
                                                             --------     -----------   ----------    ---------
                                                              -21.73         2.94%        14.02%       15.13%
---------------------------------------------------------------------------------------------------------------------------

          Small Cap Equity Index Fund                      Small Cap Index Fund portfolio of the State Farm Variable
                                                                                 Product Trust
                                                                               January 29, 1998
                                                                                 $131,216,543

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For periods ended March 31, 2001)
                                                             One Year           Three Year         Since Inception
                                                             --------           ----------         ---------------
                                                              -15.79%             -1.53%                1.91%
---------------------------------------------------------------------------------------------------------------------------

           International Index Fund                                  International Index Master Portfolio
                                                                                October 1, 1999
                                                                                  $93,707,647

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For periods ended March 31, 2001)
                                                             One Year                              Since Inception
                                                             --------                              ---------------
                                                              -25.67%                                  -7.74%
---------------------------------------------------------------------------------------------------------------------------
             Equity and Bond Fund                                             No comparable Fund.
---------------------------------------------------------------------------------------------------------------------------
                   Bond Fund                                                  No comparable Fund
---------------------------------------------------------------------------------------------------------------------------
           Tax Advantaged Bond Fund                                           No comparable Fund
---------------------------------------------------------------------------------------------------------------------------
               Money Market Fund                                 Money Market Fund portfolio of the State Farm
                                                                            Variable Product Trust
                                                                              (January 29, 1998)
                                                                                  $47,312,545

                                                                         Average Annual Total Returns
                                                                         ----------------------------
                                                                      (For periods ended March 31, 2001)
                                                             One Year           Three Year         Since Inception
                                                             --------           ----------         ---------------
                                                               6.00%               5.35%                5.34%
---------------------------------------------------------------------------------------------------------------------------

The investment performance indicated in the following four tables shows the average annual total returns for the one-, three-, five- and ten-year periods (or since inception, if shorter) for each of the corresponding funds or composites indicated above, adjusted to reflect the expenses of the Funds, including sales charges where indicated, for the periods ended March 31, 2001. THE PERFORMANCE DISCLOSED BELOW IS NOT THE PERFORMANCE OF THE FUNDS BUT RATHER THE PERFORMANCE OF THE CORRESPONDING FUND OR COMPOSITE ADJUSTED TO REFLECT CHARGES AND EXPENSES OF THE FUNDS. Although each Fund has substantially similar investment objectives and policies and the same portfolio managers as the corresponding fund or composite, you should not assume that the Funds will have the same future performance as the corresponding fund or composite. For example, any Fund's future performance may be greater or less than the performance of the corresponding fund or composite due to, among other things, differences in expenses, asset sizes and cash flows between a Fund and the corresponding fund or composite. THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. INVESTMENT RETURNS AND NET ASSET VALUE WILL FLUCTUATE SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



The following four tables show the average annualized total returns for the corresponding funds or composites for the one-, three-, five-and ten-year (or life of the corresponding fund or composite, if shorter) periods ended March 31, 2001. These figures are based on the actual gross investment performance of the corresponding funds or composites. From the gross investment performance figures, the maximum Total Fund Operating Expenses shown on p. 22 are deducted to arrive at the net return. The first table for each Class reflects a deduction for the maximum applicable sales charge, while the second table for each Class reflects no deduction for sales charge. Performance figures will be lower when sales charges are taken into effect.


            ASSUMING CLASS A SHARES TOTAL FUND OPERATING EXPENSES AND THE MAXIMUM INITIAL SALES CHARGE APPLICABLE TO CLASS A SHARES


CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)        1 YEAR         3 YEARS       5 YEARS       10 YEARS OR SINCE
      (CORRESPONDS TO . . . .)                                                                          INCEPTION
---------------------------------------------------------------------------------------------------------------------------
State Farm Growth Fund, Inc. (March 14, 1968)

            (Equity Fund)                               -21.73%         1.29%        10.39%              10.69%
---------------------------------------------------------------------------------------------------------------------------

Capital Guardian U.S. Small Cap Equity Composite

       (Small Cap Equity Fund)                          -37.73%        -0.99%         8.58%              12.21%
---------------------------------------------------------------------------------------------------------------------------

Capital Guardian Non-U.S. Equity Composite

     (International Equity Fund)                        -33.40%         4.80%         9.74%              10.36%
---------------------------------------------------------------------------------------------------------------------------

S&P 500 Index Master Portfolio (March 1, 1994)

        (S&P 500 Index Fund)                            -24.96%         1.02%        12.44%              13.75%
---------------------------------------------------------------------------------------------------------------------------

Small Cap Equity Index Fund portfolio of the State Farm
Variable Product Trust (January 29, 1998)

       (Small Cap Index Fund)                           -18.98%        -3.18%          N/A                0.27%
---------------------------------------------------------------------------------------------------------------------------

International Index Master Portfolio (October 1, 1999)

     (International Index Fund)                         -29.10%          N/A           N/A               -10.34%
---------------------------------------------------------------------------------------------------------------------------

Money Market Fund portfolio of the State Farm Variable
  Product Trust (January 29, 1998)

         (Money Market Fund)                             5.86%          5.19%          N/A                5.18%
---------------------------------------------------------------------------------------------------------------------------

              ASSUMING CLASS A SHARES TOTAL FUND OPERATING EXPENSES AND
                          WITH NO INITIAL SALES CHARGE


CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)        1 YEAR         3 YEARS       5 YEARS       10 YEARS OR SINCE
      (CORRESPONDS TO . . . .)                                                                          INCEPTION
---------------------------------------------------------------------------------------------------------------------------
State Farm Growth Fund, Inc. (March 14, 1968)

            (Equity Fund)                               -20.61%         1.80%        10.91%              11.03%
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Small Cap Equity Composite

       (Small Cap Equity Fund)                          -35.76%         0.04%         9.25%              12.56%
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian Non-U.S. Equity Composite

     (International Equity Fund)                        -31.29%         5.94%        10.48%              10.70%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio (March 1, 1999)

        (S&P 500 Index Fund)                            -22.61%         2.06%        13.14%              14.25%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Index Fund portfolio of the State Farm
Variable Product Trust (January 29, 1998)

       (Small Cap Index Fund)                           -16.45%        -2.19%          N/A                1.25%
---------------------------------------------------------------------------------------------------------------------------
International Index Master Portfolio (October 1, 1999)

     (International Index Fund)                         -26.87%          N/A           N/A               -8.94%
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund portfolio of the State Farm Variable
  Product Trust (January 29, 1998)

         (Money Market Fund)                             5.86%          5.19%          N/A                5.18%
---------------------------------------------------------------------------------------------------------------------------


           ASSUMING CLASS B SHARES TOTAL FUND OPERATING EXPENSES AND
            THE REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD


CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)        1 YEAR         3 YEARS       5 YEARS       10 YEARS OR SINCE
      (CORRESPONDS TO . . . .)                                                                          INCEPTION
---------------------------------------------------------------------------------------------------------------------------
State Farm Growth Fund, Inc. (March 14, 1968)

            (Equity Fund)                               -23.43%         0.52%        10.25%              10.63%
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Small Cap Equity Composite

       (Small Cap Equity Fund)                          -38.13%        -1.30%         8.55%              12.14%
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian Non-U.S. Equity Composite

     (International Equity Fund)                        -33.80%         4.66%         9.75%              10.29%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio (March 1, 1999)

        (S&P 500 Index Fund)                            -25.36%         0.79%        12.50%              13.85%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Index Fund portfolio of the State Farm
Variable Product Trust (January 29, 1998)

       (Small Cap Index Fund)                           -19.38%        -3.50%          N/A                0.01%
---------------------------------------------------------------------------------------------------------------------------
International Index Master Portfolio (October 1, 1999)

     (International Index Fund)                         -29.50%          N/A           N/A               -10.74%
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund portfolio of the State Farm
Variable Product Trust (January 29, 1998)

         (Money Market Fund)                             2.46%          4.00%          N/A                4.00%
---------------------------------------------------------------------------------------------------------------------------

            ASSUMING CLASS B SHARES TOTAL FUND OPERATING EXPENSES AND
             NO REDEMPTION AT THE END OF THE APPLICABLE TIME PERIOD


CORRESPONDING FUND OR COMPOSITE (INCEPTION DATE)        1 YEAR         3 YEARS       5 YEARS       10 YEARS OR SINCE
      (CORRESPONDS TO . . . .)                                                                          INCEPTION
---------------------------------------------------------------------------------------------------------------------------
State Farm Growth Fund, Inc. (March 14, 1998)

            (Equity Fund)                               -21.01%         1.40%        10.51%              10.63%
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian Small Cap Equity Composite

         (Small Cap Equity Fund)                        -36.16%        -0.40%         8.82%              12.14%
---------------------------------------------------------------------------------------------------------------------------
Capital Guardian Non-U.S. Equity Composite

     (International Equity Fund)                        -31.69%         5.46%        10.00%              10.29%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio (March 1, 1994)

        (S&P 500 Index Fund)                            -23.01%         1.66%        12.74%              13.85%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Index Fund portfolio of the State Farm
Variable Product Trust (January 29, 1998)

       (Small Cap Index Fund)                           -16.85%        -2.59%          N/A                0.85%
---------------------------------------------------------------------------------------------------------------------------
International Index Master Portfolio (October 1, 1999)

     (International Index Fund)                         -27.27%          N/A           N/A               -9.34%
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund portfolio of the State Farm
Variable Product Trust (January 29, 1998)

         (Money Market Fund)                             5.46%          4.79%          N/A               4.78%
---------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX B


                                            SMALL                  S&P   SMALL         EQUITY                     TAX
                                             CAP   INTERNATIONAL   500    CAP            AND   INTERNATIONAL  ADVANTAGED   MONEY
                                   EQUITY  EQUITY     EQUITY      INDEX  INDEX  INDEX   BOND        BOND         BOND     MARKET
                                    FUND    FUND       FUND       FUND   FUND   FUND    FUND        FUND         FUND      FUND
----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS  Y-PERMITTED
         N-NOT PERMITTED
----------------------------------------------------------------------------------------------------------------------------------
 Debt Securities                      n      n          n          y      n      n       y           y              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities              n      n          n          n      n      n       y           y              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Collateralized Mortgage
 Obligations and  Multiclass
 Pass-Through Securities              n      n          n          n      n      n       y           y              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Corporate Asset-Backed
 Securities                           n      n          n          n      n      n       n           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Mortgage Pass-Through
 Securities                           n      n          n          n      n      n       y           y              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Stripped Mortgage-Backed
 Securities                           n      n          n          n      n      n       n           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Corporate Securities                 y      y          y          y      y      y       y           y              y        y
----------------------------------------------------------------------------------------------------------------------------------
 Loans and Other Direct
 Indebtedness                         n      n          n          n      n      n       n           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Lower Rated Bonds                    n      n          n          n      n      n       y           y              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds                      n      n          n          n      n      n       n           n              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Speculative Bonds                    n      n          n          n      n      n       y           y              y        n
----------------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities           y      y          y          y      y      y       y           y              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Variable and Floating Rate
 Obligations                          n      n          n          y      y      y       n           n              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Zero Coupon Bonds                    n      n          n          n      n      n       y           y              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Equity Securities                    y      y          y          y      y      y       y           y              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities Exposure          y      y          y          n      n      y       y           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Depositary Receipts                  y      y          y          n      n      y       y           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Dollar-Denominated Foreign
 Money Market Securities              y      y          y          y      y      y       y           y              y        y
----------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets                     n      n          y          n      n      y       n           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Foreign Securities                   y      y          y          n      n      y       y           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Forward Contracts                    y      y          y          n      n      y       y           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Futures Contracts                    n      n          n          y      y      y       y           y              y        n
----------------------------------------------------------------------------------------------------------------------------------
 Indexed Securities/Structured
 Products                             n      n          n          n      n      n       n           n              n        n
----------------------------------------------------------------------------------------------------------------------------------
 Inverse Floating Rate Obligations    n      n          n          n      n      n       n           n              y        n
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

                                            SMALL                  S&P   SMALL         EQUITY                     TAX
                                             CAP   INTERNATIONAL   500    CAP            AND   INTERNATIONAL  ADVANTAGED   MONEY
                                   EQUITY  EQUITY     EQUITY      INDEX  INDEX  INDEX   BOND        BOND         BOND     MARKET
                                    FUND    FUND       FUND       FUND   FUND   FUND    FUND        FUND         FUND      FUND
----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS  Y-PERMITTED
         N-NOT PERMITTED
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
 Investment in Other Investment
 Companies
----------------------------------------------------------------------------------------------------------------------------------
      Open-End                        y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
      Closed-End                      y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Lending of Portfolio Securities      y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Leveraging Transactions              y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Bank Borrowings                      y       y         y          n       n      n      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Mortgage "Dollar-Roll"
 Transactions                         n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements        y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Options                              n       n         n          y       y      y      y            y             y        n
----------------------------------------------------------------------------------------------------------------------------------
 Options on Foreign Currencies        n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Options on Futures Contracts         n       n         n          y       y      y      y            y             y        n
----------------------------------------------------------------------------------------------------------------------------------
 Options on Securities                n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Options on Stock Indices             n       n         n          y       y      y      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Reset Options                        n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 "Yield Curve" Options                n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements                y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Restricted Securities                y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Short Sales                          n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Short Sales Against the Box          n       n         n          n       n      n      n            n             n        n
----------------------------------------------------------------------------------------------------------------------------------
 Short Term Instruments               y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Swaps and Related Derivative
 Instruments                          n       n         n          n       n      n      y            y             y        n
----------------------------------------------------------------------------------------------------------------------------------
 Temporary Borrowings                 y       y         y          n       n      n      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------
 Temporary Defensive Positions        y       y         y          n       n      n      y            y             y        n
----------------------------------------------------------------------------------------------------------------------------------
 Warrants                             n       y         y          y       y      y      y            y             n        n
----------------------------------------------------------------------------------------------------------------------------------
 "When-issued" Securities             y       y         y          y       y      y      y            y             y        y
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS

For investors who would like more information about the Funds, the following documents are available free upon request.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about all aspects of the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference except for the information in the section of the SAI entitled "Financial Statements."

       TO OBTAIN THE SAI WITHOUT CHARGE, YOU MAY WRITE TO STATE FARM INVESTMENT MANAGEMENT CORP. AT ONE STATE FARM PLAZA, BLOOMINGTON, IL 61710-0001 OR CALL US AT (800) 447-4930.

PUBLIC INFORMATION. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-942-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

INVESTMENT CO. ACT FILE NO. 811-10027

[State Farm Logo]

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost.

STATE FARM MUTUAL FUNDS-TM- are not insurance
products and are offered by:
State Farm VP Management Corp.
Underwriter and Distributor of Securities Products
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930


Not             - No Bank Guarantee
FDIC            - May Lose Value
Insured


120.6345.2-CH


(C)2000 State Farm VP Management Corp.

================================================================================


                          STATE FARM MUTUAL FUND TRUST

                             STATE FARM EQUITY FUND
                        STATE FARM SMALL CAP EQUITY FUND
                      STATE FARM INTERNATIONAL EQUITY FUND
                          STATE FARM S&P 500 INDEX FUND
                         STATE FARM SMALL CAP INDEX FUND
                       STATE FARM INTERNATIONAL INDEX FUND
                         STATE FARM EQUITY AND BOND FUND
                              STATE FARM BOND FUND
                       STATE FARM TAX ADVANTAGED BOND FUND
                          STATE FARM MONEY MARKET FUND


                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 (309) 766-2029

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 2001

This Statement of Additional Information is not a prospectus but provides information that you should read in conjunction with the State Farm Mutual Fund Trust prospectus (the "Prospectus") dated the same date as this Statement of Additional Information. You may obtain a copy of the Prospectus at no charge by writing or telephoning State Farm Mutual Fund Trust at the address or telephone number shown above.

                                               TABLE OF CONTENTS


                                                                                                               PAGE
INFORMATION ABOUT THE FUNDS.......................................................................................1
INVESTMENT OBJECTIVES.............................................................................................1
INVESTMENT TECHNIQUES AND RISKS...................................................................................2
         Equity Securities........................................................................................2
         Debt Securities..........................................................................................3
         Convertible Securities...................................................................................4
         U.S. Government Securities...............................................................................4
         Floating- and Variable-Rate Obligations..................................................................5
         Letters of Credit........................................................................................6
         Foreign Securities.......................................................................................6
         Stock Index Futures and Options On Stock Index Futures Contracts........................................13
         Interest Rate Futures Contracts and Related Options.....................................................15
         Warrants................................................................................................17
         Municipal Bonds.........................................................................................18
         Mortgage-Backed Securities..............................................................................18
         Asset-Backed Securities.................................................................................20
         Money Market Fund.......................................................................................20
         Foreign Money Market Instruments........................................................................21
         Cash and Cash Equivalents...............................................................................22
         Repurchase Agreements...................................................................................22
         Privately Issued Securities.............................................................................22
         Forward Commitments, When-Issued And Delayed Delivery Securities........................................23
         Loans Of Portfolio Securities...........................................................................24
         Defensive Investments...................................................................................24
INVESTMENT POLICIES AND RESTRICTIONS.............................................................................25
         Fundamental Restrictions................................................................................25
         Non-Fundamental Restrictions............................................................................27
         Operating Policies of the S&P 500 Index Master Portfolio and International Index Master Portfolio.......28
         Operating Policies of the Russell 2000 Master Portfolio.................................................30
MORE ABOUT THE EQUITY INDEX FUNDS................................................................................32
         Master/Feeder Structure.................................................................................32
         Selection of Investments for the Master Portfolio.......................................................34
         Tracking Error..........................................................................................34
         Relationship With the Index Providers...................................................................35
         Standard & Poor's.......................................................................................35
         Russell 2000............................................................................................35
         EAFE Index..............................................................................................36
TRUSTEES AND OFFICERS............................................................................................37
INVESTMENT ADVISORY AGREEMENTS...................................................................................45
         Between the Trust and the Manager.......................................................................45


                                       ii

         Between Barclays and the Master Portfolios..............................................................48
         Between the Manager and Capital Guardian................................................................49
SECURITIES ACTIVITIES OF THE MANAGER, CAPITAL GUARDIAN AND BARCLAYS..............................................50
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................51
         The Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund........51
         Equity Index Funds......................................................................................52
         Small Cap Equity Fund and International Equity Fund.....................................................52
PORTFOLIO TURNOVER...............................................................................................52
DETERMINATION OF NET ASSET VALUE.................................................................................53
PERFORMANCE INFORMATION..........................................................................................55
PURCHASE AND REDEMPTION OF FUND SHARES...........................................................................58
DISTRIBUTION EXPENSES............................................................................................59
DISTRIBUTION PLANS...............................................................................................60
         Class A Shares..........................................................................................60
         Class B Shares..........................................................................................60
         General.................................................................................................61
OTHER SERVICE PROVIDERS..........................................................................................62
         Custodians..............................................................................................62
         Transfer Agent..........................................................................................62
         Independent Auditors....................................................................................62
TAXES............................................................................................................63
         General Tax Information.................................................................................63
CODE OF ETHICS...................................................................................................68
SHARES...........................................................................................................68
         Voting Rights...........................................................................................69
FINANCIAL STATEMENTS.............................................................................................70
APPENDIX A:  DESCRIPTION OF BOND RATINGS..........................................................................1

INFORMATION ABOUT THE FUNDS

         State Farm Mutual Fund Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on June 8, 2000. The Trust consists of ten separate funds, each of which has its own investment objective, investment policies, restrictions and risks (each a "Fund," and collectively, the "Funds").

         The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. By investing in a Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, you share pro-rata in any losses of that Fund. Each Fund offers three classes of shares: Class A, Class B and Institutional shares.

         Three of the Funds - State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund and State Farm International Index Fund (together, the "Equity Index Funds") - seek to achieve their respective investment objectives by investing all of their assets in the S&P 500 Index Master Portfolio, Russell 2000 Index Master Portfolio and International Index Master Portfolio (each a "Master Portfolio"), respectively, each of which is a series of Master Investment Portfolio (the "Master Fund"), an open-end, management investment company. Each Master Portfolio has substantially the same investment objective as the corresponding Equity Index Fund. Any Equity Index Fund may withdraw its investment in a corresponding Master Portfolio at any time if the Board of Trustees of the Trust determines that such action is in the best interests of the respective Equity Index Fund and its shareholders. Upon such withdrawal, the Board of Trustees would consider alternative investments, including investing all of an Equity Index Fund's assets in another investment company with the same investment objective as the Equity Index Fund or hiring an investment adviser to manage the Equity Index Fund's assets in accordance with the investment policies and restrictions described in the Trust's prospectus and this Statement of Additional Information.

         Each Fund (including the Equity Index Funds through their investment in the Master Portfolios, and the Equity and Bond Fund through its investment in the Equity Fund and the Bond Fund) is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). State Farm Investment Management Corp. (the "Manager") is the investment adviser to each of the Funds.

INVESTMENT OBJECTIVES

         The investment objective of each Fund is set forth and described in the Prospectus. The investment objective of each Fund may be changed by the Board of Trustees of the Trust without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each Fund. Should the investment objective of any Fund change, the Trust will provide investors with thirty days' prior notice of the change.

INVESTMENT TECHNIQUES AND RISKS

         In addition to the investment objective of each Fund, the policies and certain techniques by which the Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation set forth in the Prospectus.

         To the extent set forth in this Statement of Additional Information, each Equity Index Fund through its investment in a corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Equity Index Funds and the Master Portfolio in every instance, the following sections generally refer to the Funds or Equity Index Funds only.

EQUITY SECURITIES

         Each of the Equity Fund, Small Cap Equity Fund, International Equity Fund, Equity and Bond Fund (through the Equity Fund), and Equity Index Funds invest in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives these Funds the right to vote on measures affecting the company's organization and operations. These Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, these Funds should be considered long-term investments, designed to provide the best results when held for several years or more. These Funds may not be suitable investments if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

         The Small Cap Equity Fund's and the Small Cap Index Fund's investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

         Because the Small Cap Equity Fund and Small Cap Index Fund emphasize the stocks of issuers with smaller market capitalizations, each can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks.

DEBT SECURITIES

         Under normal circumstances, the Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Tax Advantaged Bond Fund may invest in debt securities of corporate and governmental issuers, including "investment grade" securities (securities within the four highest grades (AAA/Aaa to BBB/Baa) assigned by Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P")) and lower-rated securities (securities rated BB or lower by S&P or Ba or lower by Moody's, commonly called "junk bonds"), and securities that are not rated, but are of comparable quality. See APPENDIX A for a Description of Bond Ratings.

         The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. In general, a decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investment in lower grade securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, such securities are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

         In addition, lower grade securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and ask prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Adverse publicity and investor perceptions may negatively affect the market value and liquidity of these securities.

         The S&P 500 Index Fund may purchase debt securities that are not rated if, in the opinion of Barclays Global Fund Advisors ("Barclays"), the investment adviser for the S&P 500 Index Master Portfolio, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the S&P 500 Index Fund. After purchase by the S&P 500 Index Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the S&P 500 Index Fund. Neither event will require a sale of such security by the S&P 500 Index Fund, provided that the amount of such securities held by the S&P 500 Index Fund does not exceed 5% of the S&P 500 Index Fund's net assets. To the extent the ratings given by Moody's or by S&P may change as a result of changes in such organizations or their rating systems, the S&P 500 Index Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

         The S&P 500 Index Fund is not required to sell downgraded securities, and it could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

CONVERTIBLE SECURITIES

         The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         Convertible securities generally rank senior to common stock in an issuer's capital structure and may entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Manager usually gives primary emphasis to the attractiveness of the underlying common stock.

U.S. GOVERNMENT SECURITIES

         Each of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by an agency are subject to default, and are also subject to interest rate and prepayment risks.

         U.S. Government Securities may also include zero coupon securities. Zero coupon securities are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity and, for this reason, may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. With zero coupon securities there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With zero coupon securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity.

         Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

         The Equity Index Funds may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Barclays determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. Barclays, on behalf of each Equity Index Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in each Fund's portfolio. The Equity Index Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

         The Tax Advantaged Bond Fund may purchase variable rate demand notes, which are obligations containing a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as bank's prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula attempts to maintain the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

         In addition, the Tax Advantaged Bond Fund may invest in inverse floaters. An inverse floater is a floating rate debt instrument, the interest rate on which resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage inherent in inverse floaters is associated with greater volatility in market value, such that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities. In addition, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed illiquid securities for purposes of the Funds' limitations on investment in such securities.

LETTERS OF CREDIT

         Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the S&P 500 Index Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are not federally insured instruments. Only banks, savings and loan associations and insurance companies which, in the opinion of Barclays, are of comparable quality to issuers of other permitted investments of the S&P 500 Index Fund may be used for letter of credit-backed investments. However, such banks may be unable to honor the letter of credit.

FOREIGN SECURITIES

         Each of Equity Fund, Small Cap Equity Fund, Equity and Bond Fund (through its investment in the Equity Fund), International Equity Fund and International Index Fund invest in foreign securities not publicly traded in the United States. Each of these may invest in foreign securities directly or in the form of American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. Bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

         Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; the inability of a Fund to convert foreign currency into U.S. dollars, which would cause the Fund continued exposure to fluctuating exchange rates; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Funds try to invest in companies of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

         EMERGING MARKETS. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the U.S. Securities and Exchange Commission (the "Commission"). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that such an emergency is present. During the period commencing from a Fund's identification of such condition until the date of Commission action, that Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Trust or the Board of Trustees of the Master Fund.

         Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. Net asset value of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

         CURRENCY EXCHANGE TRANSACTIONS. The Funds may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, through a forward currency exchange contract ("forward contract") or through foreign currency futures contracts.

         FORWARD CONTRACTS. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign dealers or broker-dealers, are not traded on an exchange and are usually for less than one year, but may be longer or renewed.

         Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A currency transaction for a Fund is limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

         If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

         At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

         It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. If forward prices decline during the period between entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

         FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. The International Index Fund will engage in foreign currency futures contracts. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant (an "FCM"), which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Barclays, on a consistent basis, uses the following FCMs on behalf of the
Trust: UBS Warburg LLC, Stamford, CT, J.P. Morgan Futures Inc., New York, New York, Morgan Stanley & Co. Incorporated, New York, New York, Merrill Lynch Futures Inc., San Francisco, CA, Lehman Brothers Inc., New York, New York, Salomon Smith Barney Inc., New York, New York, Goldman Sachs & Co. Futures Services, New York, New York, Carr Futures Inc., Chicago, Illinois, Deutsche Bank Securities Inc., New York, New York.

         While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The International Index Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index Fund may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

         To hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Fund may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Fund may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Fund intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

         The effective use of futures strategies depends on, among other things, the International Index Fund's ability to terminate futures positions at times when Barclays deems it desirable to do so. Although the International Index Fund will not enter into a futures position unless Barclays believes that a liquid secondary market exists for such future, there is no assurance that the International Index Fund will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

         Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of Barclays to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         The International Index Fund's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Index Fund. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Fund might not be successful and the International Index Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Index Fund's overall return could be less than if the hedging transactions had not been undertaken.

         Under certain extreme market conditions, it is possible that the International Index Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Fund.

         The International Index Fund will purchase or sell futures contracts only if, in Barclays' judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Fund's portfolio for the hedge to be effective. There can be no assurance that Barclays' judgment will be accurate.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Index Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the International Index Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the International Index Fund, which could require the International Index Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International Index Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. Barclays does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Fund's investments.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         The cost to the International Index Fund engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         EUROPEAN CURRENCY UNIFICATION. Effective January 1, 1999, eleven of the fifteen member countries of the European Union adopted a single European currency, the Euro. The countries participating in the Economic and Monetary Union ("EMU") are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The four European Union countries not currently participating in the EMU are Great Britain, Denmark, Sweden and Greece. A new European Central Bank manages the monetary policy of the new unified region, and the exchange rates among the EMU member countries are permanently fixed. National currencies will continue to circulate until they are replaced by Euro coins and bank notes by the middle of 2002.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

         The Equity Index Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For stock indexes that are permitted investments, the Equity Index Funds intend to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity. The Equity Index Funds may purchase call and put options on stock index futures contracts of the type which the particular Equity Index Fund is authorized to enter into. Each Equity Index Fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

         Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid (but not the obligation), to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right (but not the obligation), in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether an Equity Index Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the particular objective to be achieved and the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Equity Index Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions.

         The use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Equity Index Fund are intended to correlate with portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices, the components of which are not identical to the portfolio securities owned or intended to be acquired by the Equity Index Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that transactions in those instruments will not in fact offset the impact on the Equity Index Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Equity Index Fund.


         Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (i.e., exposure to adverse price changes).


         To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Equity Index Fund, the Equity Index Fund may compensate for this difference by using an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Equity Index Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

         The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Equity Index Fund's securities is particularly relevant to futures contracts. An Equity Index Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Equity Index Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Equity Index Fund.

         Although the Equity Index Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when it seeks to "close out" (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange.

         An Equity Index Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Equity Index Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

         FCMs or brokers in certain circumstances will have access to Equity Index Fund assets posted as margin in connection with transactions in stock index futures contracts and options, as permitted under the 1940 Act. An Equity Index Fund will use only FCMs or brokers in whom it has full confidence. Barclays will adopt certain procedures and limitations to reduce the risk of loss of any Equity Index Fund assets which such FCM's or brokers hold or have access. Nevertheless, in the event of a FCM's or broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Equity Index Fund could effect such recovery.

         The success of any Equity Index Fund in using these techniques depends, among other things, on the ability of Barclays to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, Barclays will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Equity Index Fund is exposed.

INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS

         The Bond Fund, Tax Advantaged Bond Fund and the Equity and Bond Fund (through the Bond Fund) may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the national market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contracts. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Manager's ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Manager anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure above under "Stock Index Futures Contracts and Options on Stock Index Futures Contracts."

WARRANTS

         The Small Cap Equity Fund, International Equity Fund, Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Equity Index Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

MUNICIPAL BONDS

         The obligations of municipal bond issuers are subject to the laws of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time of payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal and interest on its municipal obligations may be materially affected.

         The Tax Advantaged Bond Fund will invest the assets not invested in municipal bonds in interest-bearing demand notes, bank savings accounts, high grade money market securities, U.S. treasury securities, or in shares of taxable or tax-exempt money market mutual funds. Money market securities include short-term obligations of the U.S. government and its agencies and instrumentalities and other money market instruments such as domestic bank certificates of deposit, bankers' acceptances and corporate commercial paper rated in the highest grade. From time to time, the Fund may invest more than 20% of its assets in money market securities. In the alternative, the Fund may hold such assets as cash for defensive reasons in anticipation of a decline in the market values of debt securities, or pending the investment of proceeds from the sale of Fund shares or from the sale of portfolio securities, or in order to have highly liquid securities available to meet possible redemptions.

MORTGAGE-BACKED SECURITIES

         The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase mortgage-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

         Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

         In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

         Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

         This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

         CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London-Inter Bank Offering Rate ("LIBOR"). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

         The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET-BACKED SECURITIES

         The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Fund) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

         Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

MONEY MARKET FUND

         The Money Market Fund invests only in instruments denominated in U.S. dollars that the Manager, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

         1. rated in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized statistical rating organizations (NRSROs) (i.e., S&P and Moody's), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument (requisite NRSROs); or

         2. in the case of an unrated instrument, determined by the Manager, under the supervision of the Trust's Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

         3. issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.

         Pursuant to Rule 2a-7 under the 1940 Act, securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." See APPENDIX A for a description of the ratings used by NRSROs.

         Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed above)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

         Further, the Money Market Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

         The foregoing policies are more restrictive than the fundamental investment restriction number 2b (set forth below) applicable to the Money Market Fund, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

FOREIGN MONEY MARKET INSTRUMENTS

         Each of the Funds that invest in foreign securities may also invest up to 25% of its assets in foreign money market instruments. Foreign money market instruments include Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs), which are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

         ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CASH AND CASH EQUIVALENTS

         Each of the Funds may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (e.g. certificates of deposit (interest-bearing time deposits) and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and bank obligations (e.g. certificates of deposit issued by savings banks or savings associations), (4) U.S. Government Securities that mature, or may be redeemed, in one year or less, (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less, (6) money market mutual funds and
(7) short-term investment funds maintained by the Fund's custodian.

REPURCHASE AGREEMENTS

         Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers that either the Manager, Barclays or Capital Guardian Trust Company ("Capital Guardian"), the sub-adviser to Small Cap Equity Fund and International Equity Fund, believe present minimum credit risks in accordance with guidelines approved by the Board of Trustees. The Manager, Barclays or Capital Guardian will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, their prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors. Any of the Manager, Barclays or Capital Guardian may cause a Fund to participate in pooled repurchase agreement transactions with other funds advised by them.

         A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. None intend to invest more than 15% of its total assets in repurchase agreements.

PRIVATELY ISSUED SECURITIES

         A Fund may invest in privately issued securities, including those that may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the Manager, Capital Guardian or Barclays to be "illiquid" are subject to the Trust's policy of not investing more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. The Manager, Capital Guardian or Barclays will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         A Fund may purchase securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Manager, Barclays or Capital Guardian deem it advisable for investment reasons.

         When-issued securities include TBA ("to be announced") securities. TBA securities are usually mortgage-backed securities that are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a Fund on a when-issued or delayed delivery basis may result in the Fund's incurring or missing an opportunity to make an alternative investment.

         A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement, may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation. None of the Funds has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund's assets. This percentage may not be increased without approval of a majority of the outstanding voting securities of the respective Fund. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

         The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Board of Trustees deems it to be necessary in a particular instance.

         For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES--GENERAL TAX INFORMATION.) Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

         The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms the Manager, Capital Guardian or Barclays (under the supervision of the Board of Trustees) deems creditworthy.

DEFENSIVE INVESTMENTS

         Under ordinary circumstances, each Fund is substantially fully invested. However, except for the Money Market Fund and the Equity Index Funds, each Fund may also hold cash, cash equivalents, or money market instruments if the Manager or Capital Guardian determine that a temporary defensive position is advisable. During those periods, a Fund's assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1. DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act. This restriction does not apply to any Fund classified as a non-diversified company under the 1940 Act.

2a. INDUSTRY CONCENTRATION - EQUITY FUND, SMALL CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, EQUITY AND BOND FUND AND BOND FUND. The Equity Fund, Small Cap Equity Fund, International Equity Fund, Equity and Bond Fund and Bond Fund will not invest 25% or more of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

2b. INDUSTRY CONCENTRATION - MONEY MARKET FUND. The Money Market Fund will not invest 25% or more of its assets (taken at market value at the time of each investment), other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

2c. INDUSTRY CONCENTRATION - EQUITY INDEX FUNDS. The Equity Index Funds will concentrate their investments in an industry or industries if, and approximately to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

2d. INDUSTRY CONCENTRATION - TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund may not invest in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

3. INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4. UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5. BORROWING. No Fund will borrow money, except that, for temporary purposes,: (a) a Fund may borrow from banks (as defined in the 1940
         Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. An Equity Index Fund may not borrow money for any purpose.

6. LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7. COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8. SENIOR SECURITIES. No Fund will issue senior securities except to the extent the activities permitted in Fundamental Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9a. INVESTMENTS - TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will (i) invest at least 80% of its assets in tax-exempt securities; or
         (ii) invest its assets so that at least 80% of the income will be tax-exempt.

9b. EQUITY INDEX FUNDS. Each of the Equity Index Funds may, notwithstanding any other fundamental policy or restrictions invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Equity Index Fund.

9c. INVESTMENTS - EQUITY AND BOND FUND. The Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies, U.S. Government securities, or short-term paper.

         For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Item 2 do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

NON-FUNDAMENTAL RESTRICTIONS

         The Trust also has adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1. FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2. MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3. PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or
         (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4a. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

         (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

         (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4b. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS - MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its net assets would be invested in assets that are either illiquid or are not readily marketable.

5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Fund may invest more than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Equity and Bond Fund.

         Non-fundamental restriction #5 does not apply to the Equity Index Funds because each Equity Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a Master Portfolio.

OPERATING POLICIES OF THE S&P 500 INDEX MASTER PORTFOLIO AND INTERNATIONAL INDEX MASTER PORTFOLIO

         The S&P 500 Index Master Portfolio and the International Index Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

         Neither of these Master Portfolios may:

               1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. With respect to the International Index Master Portfolio, this limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

               2. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

               3. Invest in commodities, except that a Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

               4. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

               5. Borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but, with respect to the S&P 500 Index Master Portfolio, investment may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Master Portfolio.

               6. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Master Fund's Board of Trustees.

               7. Act as an underwriter of securities or other issuers, except to the extent that a Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


               8. Invest 25% of more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in
                        (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) in the case of the S&P 500 Index Master Portfolio, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry; or (iii) in the case of the International Index Master Portfolio any industry in which EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.



               9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.

               10. In the case of the S&P 500 Index Master Portfolio, purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

         The S&P 500 Index Master Portfolio and the International Index Master Portfolio are subject to the following non-fundamental operation policies which may be changed by the Board of Trustees of the Master Fund without the approval of the holders of the Master Portfolio's outstanding securities. The Master Portfolios may:


               1. invest in shares of other open-end management investment companies, subject to the limitations of
                        Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of such Master Portfolio's total assets in the aggregate. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.


               2. not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

               3. lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

OPERATING POLICIES OF THE RUSSELL 2000 MASTER PORTFOLIO

         The Russell 2000 Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

         The Russell 2000 Index Master Portfolio may not:

               1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's:
                        (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements provided further that the Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff); and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the Russell 2000 Index becomes concentrated approximately to the same degree during the same period.


               2. Purchase securities of any issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

               3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

               4. Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

               5. Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Master Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

               6. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting.

               7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

               8. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and
                        (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         The Russell 2000 Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of the Master Fund, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

               1. The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administrative fees, that would be in addition to those charge by the Master Portfolio.

               2. The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
                        (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

               3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

MORE ABOUT THE EQUITY INDEX FUNDS

MASTER/FEEDER STRUCTURE

         The Equity Index Funds seek to achieve their investment objective by investing all of their assets into Master Portfolios of the Master Fund. The Equity Index Funds and other entities investing in Master Portfolios are each liable for all obligations of the Master Portfolio. However, the risk of the Equity Index Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Fund itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither the Equity Index Funds nor their respective shareholders will be adversely affected by investing assets in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in a Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

         An Equity Index Fund may withdraw its investment in the Master Portfolios only if the Trust's Board of Trustees determines that such action is in the best interests of the Equity Index Fund and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to a Master Portfolio.

         The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever an Equity Index Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Equity Index Fund will either (1) hold a meeting of its shareholders to consider such matters, and cast its votes in proportion to the votes received from its shareholders (shares for which the Equity Index Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Equity Index Fund shareholders); or (2) cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

         Certain policies of the Master Portfolios which are non-fundamental may be changed by vote of a majority of the Master Fund's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Equity Index Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Equity Index Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Equity Index Fund's portfolio in accordance with its objective. In the latter case, the Equity Index Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Equity Index Fund. The Equity Index Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Equity Index Fund or the Master Portfolio, to the extent possible.

SELECTION OF INVESTMENTS FOR THE MASTER PORTFOLIO

         The manner in which stocks are chosen for each of the Equity Index Fund differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser's research and evaluations, stocks are selected for inclusion in a Master Portfolio's portfolio to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.

         As briefly discussed in the Prospectus, the S&P 500 Index Master Portfolio generally holds every stock in the S&P 500. However, each of the Russell 2000 Index Master Portfolio and International Index Master Portfolio generally do not hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Russell 2000 Index Master Portfolio attempts to hold a representative sample of the securities in its benchmark index, which are selected by Barclays utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the Master Portfolio based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Index Master Portfolio holds securities selected by Barclays utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio's predicted tracking error against the benchmark index. Barclays seeks to construct the portfolio of each of the Russell 2000 Index Master Portfolio and International Index Master Portfolio so that, in the aggregate, their capitalization, industry and fundamental investment characteristics perform like those of their benchmark index.

         Over time, the portfolio composition of each Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Russell 2000 Index Master Portfolio and the International Index Master Portfolio, with a view to bringing the performance and characteristics more in line with that of their benchmark index. Such rebalancings will require the Master Portfolios to incur transaction costs and other expenses. Each of the Russell 2000 Index Master Portfolio and International Index Master Portfolio reserve the right to invest in all of the securities in their benchmark index.

TRACKING ERROR

         Barclays uses the "expected tracking error" of a Master Portfolio as a way to measure the Master Portfolio's performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the Master Portfolio will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the Master Portfolio increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Master Portfolio, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of a Master Portfolio to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Trust will consider what action might be appropriate to reduce the tracking error.

RELATIONSHIP WITH THE INDEX PROVIDERS

STANDARD & POOR'S

         The S&P 500 Index Fund and the S&P 500 Index Master Portfolio seek to match the performance of the Standard & Poor's Index of 500 stocks ("S&P 500"). "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard and Poor's 500" and "500"are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the S&P 500 Index Fund nor the S&P 500 Index Master Portfolio is sponsored, endorsed sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P").

         S&P makes no representation or warranty, express or implied, to the owners of the S&P 500 Index Fund, the S&P 500 Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P 500 Index Fund. S&P has no obligation to take the needs of the Trust or the owners of the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Index Fund or the timing of the issuance or sale of the S&P 500 Index Fund or in the determination or calculation of the equation by which the S&P 500 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Index Fund.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


RUSSELL 2000                          35

         The Small Cap Index Fund and the Russell 2000 Index Master Portfolio seek to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). The Russell 2000 tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing about 10% in the aggregate of the capitalization of the Russell 3000 Index. The Russell 2000 and the Russell 3000 are trademarks/service marks, and "Russell" is a trademark, of Frank Russell Company. Neither the Small Cap Index Fund nor the Russell 2000 Index Master Portfolio is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000.

         Frank Russell Company's publication of the Russell 2000 in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 2000 OR ANY DATA INCLUDED IN THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 2000 OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 2000 OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

EAFE-Registered Trademark- FREE INDEX


         The International Index Fund and the International Index Master Portfolio seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("the EAFE-Registered Trademark- Free Index"). The EAFE-Registered Trademark- Free Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the Trust. Neither the International Index Fund nor the International Index Master Portfolio is sponsored, endorsed, sold or promoted by MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the International Index Fund, the International Index Master Portfolio or any member of the public regarding the advisability of investing in funds generally or in the shares of the International Index Fund or International Index Master Portfolio particularly or the ability of the EAFE-Registered Trademark- Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE-Registered Trademark- Free Index, which is determined, composed and calculated by MSCI without regard to the Trust or International Index Fund. MSCI has no obligation to take the needs of the Trust or International Index Fund or International Index Master Portfolio or the owners of the International Index Fund into consideration in determining, composing or calculating the EAFE-Registered Trademark- Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the International Index Fund to be issued or in the determination or calculation of the equation by which the International Index Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE EAFE-Registered Trademark- FREE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE EAFE-Registered Trademark- FREE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE TRUST'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE EAFE-Registered Trademark-FREE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY MSCI TO THE TRUST OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE EAFE-Registered Trademark- FREE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for the conduct of the Trust's affairs. It is possible that the interests of the Equity and Bond Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Equity and Bond Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the Manager and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

         The Trustees and officers of the Trust, their ages at May 1, 2001, their principal occupations for the last five years and their affiliations, if any, with the Manager and State Farm VP Management Corp., the Trust's principal underwriter, are listed below. Unless otherwise noted, the address of each is One State Farm Plaza, Bloomington, Illinois 61710-0001.




                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Edward B. Rust, Jr.*,         Trustee and President            CHAIRMAN OF THE BOARD, CEO, AND DIRECTOR - State
Age 50                                                         Farm Mutual Automobile Insurance Company;
                                                               PRESIDENT AND DIRECTOR - State Farm VP
                                                               Management Corp., State Farm Investment
                                                               Management Corp.; TRUSTEE AND PRESIDENT --
                                                               State Farm Variable Product Trust, State Farm
                                                               Associates' Funds Trust.

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Roger S. Joslin*,             Trustee, Senior Vice President   VICE CHAIRMAN, CHIEF FINANCIAL OFFICER, SENIOR
Age 64                        and Treasurer                    VICE PRESIDENT, TREASURER, AND DIRECTOR - State
                                                               Farm Mutual Automobile Insurance Company;
                                                               DIRECTOR, SENIOR VICE PRESIDENT AND TREASURER -
                                                               State Farm Investment Management Corp., State Farm VP
                                                               Management Corp.; TRUSTEE, SENIOR VICE PRESIDENT
                                                               AND TREASURER - State Farm Variable Product
                                                               Trust, State Farm Associates' Funds Trust.

Thomas M. Mengler,            Trustee                          DEAN, UNIVERSITY OF ILLINOIS COLLEGE OF LAW;
Age 47                                                         TRUSTEE - State Farm Variable Product Trust;
Swanland Building                                              State Farm Associates' Funds Trust.
601 E. John St.
Champaign, IL 61820

James A. Shirk,               Trustee                          DIRECTOR AND PRESIDENT - Beer Nuts, Inc.;
Age 57                                                         TRUSTEE - State Farm Variable Product Trust,
103 North Robinson                                             State Farm Associates' Funds Trust.
Bloomington, IL  61701

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Victor J. Boschini,           Trustee                          PRESIDENT, Illinois State University (since
Age 45                                                         1999); VICE PRESIDENT, Illinois State University
100 Gregory St.,                                               (1997 to 1999); ASSOCIATE PROVOST, Butler
Normal, Illinois 61761                                         University 1990-1997); TRUSTEE, State Farm
                                                               Variable Product Trust, State Farm Associates'
                                                               Funds Trust.

David L. Vance                Trustee                          PRESIDENT, Caterpillar University (since 2000);
Age 49                                                         CHIEF ECONOMIST AND MANAGER of the Business
100 N.E.Adams St.                                              Intelligence Group, Caterpillar, Inc. (since 1994);
Peoria, Illinois 61629                                         TRUSTEE, State Farm Variable Product Trust, State
                                                               Farm Associates' Funds Trust.

Donald A. Altorfer            Trustee                          CHAIRMAN, Altorfer, Inc. (dealer in heavy machinery
Age 57                                                         and equipment, since 1998); PRESIDENT, Capitol
4200 Rodger St.                                                Machine Company (1991-1998); TRUSTEE, State Farm
Springfield, Illinois 62703                                    Variable Product Trust, State  Farm Associates'
                                                               Funds Trust.

Kurt G. Moser, Age 56         Senior Vice President            SENIOR VICE PRESIDENT - INVESTMENTS
                                                               - State Farm Mutual Automobile Insurance
                                                               Company; SENIOR VICE PRESIDENT AND
                                                               DIRECTOR- State Farm Investment Management
                                                               Corp.; SENIOR VICE PRESIDENT - State Farm
                                                               Variable Product Trust, State Farm Associates'
                                                               Funds Trust; DIRECTOR - State Farm VP
                                                               Management Corp.

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Paul N. Eckley,               Senior Vice President            SENIOR VICE PRESIDENT - INVESTMENTS AND
Age 46                                                         ASSISTANT SECRETARY-TREASURER - State Farm
                                                               Mutual Automobile Insurance Company; SENIOR
                                                               VICE PRESIDENT - State Farm Investment
                                                               Management Corp., State Farm Variable
                                                               Product Trust, State Farm Associates' Funds
                                                               Trust.



Susan D. Waring               Vice President                   VICE PRESIDENT - State Farm Mutual
Age 52                                                         Automobile Insurance Company, State Farm
                                                               Investment Management Corp., State Farm Variable
                                                               Product Trust, State Farm Associates' Funds
                                                               Trust.

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Donald E. Heltner,            Vice President                   VICE PRESIDENT - FIXED INCOME, State Farm Mutual
Age 53                                                         Automobile Insurance Company; VICE PRESIDENT -
                                                               State Farm Variable Product Trust, State Farm
                                                               Associates' Funds Trust.

Julian R. Bucher,             Vice President                   VICE PRESIDENT - MUNICIPAL SECURITIES AND
Age 58                                                         ASSISTANT SECRETARY-TREASURER, State Farm
                                                               Mutual Automobile Insurance Company;
                                                               VICE PRESIDENT - State Farm Variable Product Trust,
                                                               State Farm Associates' Funds Trust.

John S. Concklin              Vice President                   VICE PRESIDENT - COMMON STOCKS AND ASSISTANT
                                                               SECRETARY - TREASURER - State Farm Mutual Automobile
                                                               Insurance Company; VICE PRESIDENT - State Farm
                                                               Variable Product Trust, State Farm Associates' Funds
                                                               Trust.

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

David R. Grimes,              Vice President and               ASSISTANT VICE PRESIDENT - State Farm Mutual
Age 58                        Secretary                        Automobile Insurance Company; VICE PRESIDENT AND
                                                               SECRETARY - State Farm Investment Management Corp.,
                                                               State Farm Variable Product Trust, State Farm VP
                                                               Management Corp., State Farm Associates' Funds Trust.

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------


*Trustee who is an "interested person" of the Trust or of the Manager, as defined in the 1940 Act.

         Trustees or officers who are interested persons do not receive any compensation from any Fund for their services to the Fund. The Trustees who are not interested persons of any Fund will receive a monthly retainer equal to $1,750.00, and a fee for each board meeting attended at a rate of $750.00 per meeting. These fees are paid to the Turstees on behalf of the Trust and on behalf of ten other mutual funds advised by the Manager. Each fund managed by the Manager shares in the expenses pro-rata based upon the relative net assets of each fund as of the end of the most recently completed calendar quarter. In addition, Trustees who are not interested persons of the Funds will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

         Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust are also employees of the State Farm Insurance Companies. As such, these persons may purchase Class A shares of the Funds without paying an initial sales charge. The purpose of this program is to encourage these persons to purchase Fund shares.


                                         AGGREGATE                             TOTAL COMPENSATION
                                         COMPENSATION                          FROM THE TRUST AND OTHER STATE FARM
NAME                                     FROM THE TRUST (1)                    MUTUAL FUNDS (1)(2)
----                                     ------------------                    -------------------
Edward B. Rust, Jr.                      None (3)                              None (3)
Roger S. Joslin                          None (3)                              None (3)
Thomas M. Mengler                        $5,550                                $16,350
James A. Shirk                           $5,550                                $19,950
Donald Altorfer                          $2,400                                $2,400
Victor Boschini                          $2,400                                $2,400
David L. Vance                           $2,400                                $2,400

(1)  For the fiscal year ended December 31, 2000.


(2)  The other "State Farm Mutual Funds" are State Farm Variable
     Product Trust and State Farm Associates' Funds Trust.


(3)  Non-compensated interested trustee.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND THE MANAGER

         The Manager is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company ("Auto Company"). The duties and responsibilities of the Manager are specified in the

Investment Advisory and Management Services Agreement between the Trust and the Manager and the separate Service Agreement among the Trust, the Manager and Auto Company (collectively, the "Management Agreements"). The Management Agreements were approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Management Agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on October 30, 2000 and subsequently were approved by the sole shareholder of each Fund. The Management Agreements are not assignable and each may be terminated without penalty upon 60 days written notice at the option of the Trust, the Manager or Auto Company, as appropriate, or by a vote of shareholders. The Investment Advisory and Management Services Agreement provides that it shall continue in effect for two years and can thereafter be continued for each applicable Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

         The Manager (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds (other than the Small Cap Equity Fund and International Equity Fund and the Equity Index Funds), is responsible for monitoring the performance of the Equity Index Funds, is responsible for managing the investments of such Funds, and has responsibility for making decisions governing whether to buy, sell or hold any particular security. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, the Manager performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

         The Trust pays the Manager monthly compensation in the form of an investment advisory and management services fee. The fee is based upon average daily net assets and is accrued daily and paid to the Manager quarterly at the following annual rates for each of the Funds:


                Equity Fund                        0.60% of net assets
                Small Cap Equity Fund              0.80% of net assets
                International Equity Fund          0.80% of net assets
                S&P 500 Index Fund                 0.15% of net assets
                Small Cap Index Fund               0.25% of net assets
                International Index Fund           0.25% of net assets
                Equity and Bond Fund               0.40% of net assets
                Bond Fund                          0.10% of net assets
                Tax Advantaged Bond Fund           0.10% of net assets
                Money Market Fund                  0.10% of net assets

         The Manager has agreed not to be paid an investment advisory and management services fee for performing services for the Equity and Bond Fund. The investment advisory and management services for the Equity Fund and Bond Fund is based on the fees that the Equity Fund and Bond Fund pay to the Manager, which has agreed to reimburse the Equity and Bond Fund for all other expenses incurred. This expense limitation is voluntary and the Manager may eliminate it at any time. However, the Manager will receive fees for performing services for the underlying funds in which the Equity and Bond Fund invests. The Manager will reimburse each Fund, if and to the extent, the Fund's total annual operating expenses exceed the following percentages of the Fund's average net assets.


                                                   CLASS A          CLASS B
                                                   -------          -------
                  Equity Fund                        1.20%             1.60%
                  Small Cap Equity Fund              1.40%             1.80%
                  International Equity Fund          1.50%             1.90%
                  S&P 500 Index Fund                 0.80%             1.20%
                  Small Cap Index Fund               0.95%             1.35%
                  International Index Fund           1.15%             1.55%
                  Equity and Bond Fund               None              None
                  Bond Fund                          0.70%             1.10%
                  Tax Advantaged Bond Fund           0.70%             1.10%
                  Money Market Fund                  0.60%             1.00%

The reimbursement arrangement set forth above and the reimbursement arrangement for the Equity and Bond Fund are voluntary and may be eliminated by the Manager at any time.

         As described below, the Manager has engaged Capital Guardian as the investment sub-adviser for the Small Cap Equity Fund and International Equity Fund.

         The Manager is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of the Manager connected with investment and economic research, trading and investment management of the Trust and the payment of any fees to interested Trustees of the Trust. The Manager provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. The Manager furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of the initial registration of securities of the Trust under federal and state securities laws, are also paid by the Manager.

         Pursuant to the Service Agreement, Auto Company provides the Manager with certain personnel, services and facilities to enable the Manager to perform its obligations to the Trust. The Manager reimburses Auto Company for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by Auto Company under the separate service agreement. Accordingly, the Trust makes no payment to Auto Company under the Service Agreement.


         For the period from the commencement of each Fund's investment operation through December 31, 2000, the Funds paid the following advisory fees to SFIM:



-----------------------------------------------------------------------------------------------------
                                            Gross Fee Paid     Expense Reimbursement       Net Fee
                                                 2000                   2000                 2000
-----------------------------------------------------------------------------------------------------
Equity Fund                                    $47,610(1)                  $0(1)         $47,610 (1)
Small Cap Equity Fund                          $26,589(2)              $2,499(2)         $24,090 (2)
International Equity Fund                      $25,326(2)             $11,090(2)         $14,236 (2)
S&P 500 Index Fund                              $2,224(4)             $29,118(4)        ($26,894)(4)
Small Cap Index Fund                            $3,758(4)             $30,949(4)        ($27,191)(4)
International Index Fund                        $3,562(4)             $29,971(4)        ($26,409)(4)
Equity & Bond Fund                                  $0(1)             $16,770(1)        ($16,770)(1)
Bond Fund                                       $8,306(1)                  $0(1)          $8,306 (1)
Tax Advantaged Bond Fund                        $8,294(1)                  $0(1)          $8,294 (1)
Money Market Fund                                 $492(3)              $5,542(3)         ($5,050)(3)
-----------------------------------------------------------------------------------------------------



(1)  Commenced investment operations on October 31, 2000
(2)  Commenced investment operations on December 5, 2000
(3)  Commenced investment operations on December 12, 2000
(4)  Commenced investment operations on December 18, 2000


         The advisory fees are allocated to the different classes of shares pro-rata based on net assets.

         The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Manager as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

         The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust. The Board allocates those expenses associated to a specific Fund to that Fund. Those expenses which are paid for the benefit of all the Funds are allocated by the Board pro-rata based upon each Fund's net assets.

         The Management Agreements also provide that the Manager shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Manager in the performance of its duties thereunder.

BETWEEN BARCLAYS AND THE MASTER PORTFOLIOS

         Barclays is investment adviser to the Master Portfolios. Barclays is an indirect subsidiary of Barclays Bank PLC. Pursuant to Investment Advisory Contracts ("Master Portfolio Advisory Contracts") with the Master Fund, Barclays provides investment guidance and policy direction in connection with the management of the Master Portfolios' assets. Pursuant to the Master Portfolio Advisory Contracts, Barclays furnishes to the Master Fund's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolios. The Master Portfolio Advisory Contracts are required to be approved annually (i) by the holders of a majority of the Master Fund's outstanding voting securities or by the Master Fund's Boards of Trustees and
(ii) by a majority of the Trustees of the Master Fund who are not parties to the Master Portfolio Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Master Portfolio Advisory Contracts may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Barclays is entitled to receive monthly fees as compensation for its advisory services to each Master Portfolio as described below:

-------------------------------------------------------------------------------------------
              FUND                                   ANNUAL MANAGEMENT FEE
-------------------------------------------------------------------------------------------
S&P 500 Index Master Portfolio           0.05% of average daily net assets
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Russell 2000 Index Master Portfolio      0.10% of average daily net assets, which includes
                                         a 0.02% administrative fee
-------------------------------------------------------------------------------------------
International Index Master Portfolio     0.25% of the average daily net assets up
                                         to $1 billion, which includes a
                                         0.10% administrative fee, and
                                         0.17% of the average daily net
                                         assets thereafter, which
                                         includes a 0.07% administrative fee
------------------------------------------------------------------------------------------

The Master Portfolio Advisory Contracts provide that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolios borne proportionately by their interestholders, such as the Equity Index Funds. The administration fee is designed to compensate Barclays for custody costs and administration expenses.

         Barclays has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

BETWEEN THE MANAGER AND CAPITAL GUARDIAN

         Pursuant to the separate sub-advisory agreement described below, the Manager has engaged Capital Guardian as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equity Fund and the International Equity Fund. Capital Guardian manages the investments of the Small Cap Equity Fund and the International Equity Fund, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Capital Guardian follows the Manager's policy of seeking to obtain the most favorable price and efficient execution available.

         For its services, the Manager pays Capital Guardian an investment sub-advisory fee equal to a percentage of the average daily net assets of each of Small Cap Equity Fund and International Equity Fund at the rates set forth below. The fee is accrued daily and paid to Capital Guardian quarterly. The rates upon which the fee is based are as follows:


---------------------------------------------------------------------------------
                                   ANNUAL MANAGEMENT FEE, BASED ON AVERAGE
             FUND                           DAILY NET ASSETS
---------------------------------------------------------------------------------
Small Cap Equity Fund             On the first $25 million         -   0.75%
                                  $25 million to $50 million       -   0.60%
                                  $50 million to $100 million      -   0.425%
                                  Over $100 million                -   0.375%
---------------------------------------------------------------------------------
International Equity Fund         On the first $25 million         -   0.75%
                                  $25 million to $50 million       -   0.60%
                                  $50 million to $250 million      -   0.425%

---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Over $250 million                -   0.375%
--------------------------------------------------------------------------------

         The sub-advisory agreement was approved for each of Small Cap Equity Fund and International Equity Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to such agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on October 30, 2000 and subsequently was approved by the sole shareholder of each of those Funds. The sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Manager or Capital Guardian, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. The sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually
(a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SECURITIES ACTIVITIES OF THE MANAGER, CAPITAL GUARDIAN AND BARCLAYS

         Securities held by the Trust may also be held by separate accounts or mutual funds for which the Manager, Barclays or Capital Guardian acts as an adviser, some of which may be affiliated with them. Because of different investment objectives, cash flows or other factors, a particular security may be bought by the Manager, Barclays or Capital Guardian for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, the Manager, Barclays or Capital Guardian may cause a Fund to buy or sell a security from another Fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

         If purchases or sales of securities for a Fund or other client of the Manager, Barclays or Capital Guardian arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager, Barclays or Capital Guardian during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

         On occasions when the Manager, Barclays or Capital Guardian (under the supervision of the Board of Trustees) deem the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager, Barclays or Capital Guardian in the manner each considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

THE EQUITY FUND, EQUITY AND BOND FUND, BOND FUND, TAX ADVANTAGED BOND FUND AND MONEY MARKET FUND.

         As described above, the Manager determines which securities to buy and sell for these Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer's margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter. Upon commencement of operations, the Trust will disclose brokerage commissions paid.

         In placing orders for securities transactions, the Manager's policy is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust's Board of Trustees, may pay higher than the lowest possible commission on agency trades, not principal trades, to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

         When selecting broker-dealers to execute portfolio transactions, the Manager considers factors including the rate of commission or size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Manager. In some cases, the Manager may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Manager in providing investment advisory services to the Fund. In addition, the Manager may select broker-dealers to execute portfolio transactions who are affiliated with the Fund or the Manager. However, all such directed brokerage will be subject to the Manager's policy to attempt to obtain the most favorable price and efficient execution possible.


         During the fiscal year ended December 31, 2000, the Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund paid brokerage commissions of:



                                      2000
                                      ----
Equity Fund                         $31,275
Equity and Bond Fund                     $0
Bond Fund                                $0
Tax Advantaged Bond Fund                 $0
Money Market Fund                        $0

EQUITY INDEX FUNDS

         Barclays assumes general supervision over placing orders on behalf of each Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for each Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.


         S&P 500 INDEX MASTER PORTFOLIO. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover my vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. Barclays may from time to time execute trades on behalf of and for the account of the Master Portfolios with brokers or dealers that are affiliated with Barclays.



         During the fiscal year ended December 31, 2000, the S&P 500 Index Fund, the Small Cap Index Fund, and the International Index Fund paid no brokerage commissions.


SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

         Capital Guardian strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of Capital Guardian, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to Capital Guardian. This research may be used for other Capital Guardian clients in addition to the Funds. The Funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


         During the fiscal year ended December 31, 2000, the Small Cap Equity Fund and the International Equity Fund paid brokerage commissions of $48,299 and $91,150, respectively.


PORTFOLIO TURNOVER

Because of the Equity Fund's, Small Cap Equity Fund's and International Equity Fund's flexibility of investment and emphasis on growth of capital, these Funds may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The Equity and Bond Fund's portfolio turnover is expected to be low. The Equity and Bond Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

         Consistent with the Equity Index Funds' investment objectives, each will attempt to minimize portfolio turnover. There are no fixed limitations regarding the portfolio turnover rate for the Bond Fund, and securities initially satisfying the objectives and policies of this Fund may be disposed of when they are no longer deemed suitable.

         In periods of relatively stable interest rate levels, Tax Advantaged Bond Fund does not expect its annual portfolio turnover rate to exceed 50% for issues with maturities longer than one year at the time of purchase. In years of sharp fluctuations in interest rates, however, the annual portfolio turnover rate may exceed 50%. Most of the sales in the Fund's portfolio will occur when the proportion of securities owned with longer term maturities is reduced in anticipation of a bond market decline (rise in interest rates), or increased in anticipation of a bond market rise (decline in interest rates). The rate of portfolio turnover will not be a limiting factor and, accordingly, will always be incidental to transactions undertaken with the view of achieving the Fund's investment objective.

         Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

         The Net Asset Value (NAV) for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

         ALL FUNDS EXCEPT MONEY MARKET FUND

         Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day, such securities are valued at the last sale price on the exchange on which it is traded. Securities traded only on over-the-counter markets generally are valued at the closing bid price.

         Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at a fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Boards of Trustees of the Trust and the Master Fund.

         Money market instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the amortized cost method of valuation does not appear to fairly reflect the fair value of any security, a fair value will be determined in good faith by or under the direction of the Boards of Trustees of the Trust or the Master Fund, as the case may be, as in the case of securities having a maturity of more than 60 days.

         Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because foreign securities (other than American Depositary Receipts) are valued as of the close of trading on various exchanges and over-the-counter markets throughout the world, the net asset value of Funds investing in foreign securities generally includes values of foreign securities held by those Funds that were effectively determined several hours or more before the time NAV is calculated. In addition, foreign securities held by Funds may be traded actively in securities markets which are open for trading on days when the Funds do not calculate their net asset value. Accordingly, there may be occasions when a Fund holding foreign securities does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

         Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

         Securities for which market quotations are not readily available, or for which the procedures described above do not produce a fair value, are valued at a fair value as determined in good faith in accordance with procedures approved by the Boards of Trustees of the Trust or the Master Fund, as the case may be. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price with the Board of Trustees or its delegate believes reflects the current and true price of the security.


         MONEY MARKET FUND            54

         All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the Trust has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

         GENERAL

         Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

PERFORMANCE INFORMATION

         The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. Average annual total return values are computed pursuant to equations specified by the Commission as follows:

         Average Annual Total Return will be computed as follows:
                               (n)
                   ERV = P(1+T)

         Where: P = the amount of an assumed initial investment in Fund shares T = average annual total return n = number of years from initial investment to the end of the period
                ERV = ending redeemable value of shares held at the end of the period

         Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment in a Fund made at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The SEC's yield formula is as follows:
                                                                 (6)
         The Yield formula is as follows:  YIELD = 2[((a-b/cd)+1)   -1].

         Where: a  =   dividends and interest earned during the period. (For
                       this purpose, a Fund will recalculate the yield to
                       maturity based on market value of each portfolio
                       security on each business day on which net asset value
                       is calculated.)
                b  =   expenses accrued for the period (net of reimbursements).
                c  =   the average daily number of shares outstanding during
                       the period that were entitled to receive dividends.
                d  =   the ending net asset value of a Fund for the period.


         The Funds average annual total returns for the period from the commencement of their operations through December 31, 2000, and their yield for the 30 days ended December 31, 2000, were:



                                                                     30 DAY YIELD FOR THE
                                AVERAGE ANNUAL TOTAL RETURN              PERIOD ENDED
FUND                                 SINCE INCEPTION*                     12/31/2000
                                  Class A        Class B          Class A       Class B
Equity Fund                         -8.02%        -8.01%            0.52%         0.54%
Small Cap Equity Fund               -5.08%        -5.08%            0.97%         0.85%
International Equity Fund           -6.46%        -6.47%            0.66%         0.30%
S&P 500 Index Fund                  -3.19%        -3.19%            0.39%         0.01%
Small Cap Index Fund                 1.23%         1.35%            2.55%         2.25%
International Index Fund            -1.54%        -1.50%            0.63%         0.26%
Equity & Bond Fund                  -4.67%        -4.66%            3.00%         3.10%
Bond Fund                            0.44%         0.55%            5.88%         6.06%
Tax Advantaged Bond Fund             0.69%         0.81%            3.36%         3.46%
Money Market Fund                    0.29%         0.27%            5.92%         5.52%



*                                                  DATE INVESTMENT OPERATIONS COMMENCED
----------------------------------------------------------------------------------------------------------------------
DATE                            10/31/2000                12/05/2000            12/12/2000          12/18/2000
----------------------------------------------------------------------------------------------------------------------
                               Equity Fund          Small Cap Equity Fund      Money Market     S&P 500 Index Fund
                          Equity and Bond Fund    International Equity Fund        Fund        Small Cap Index Fund
                                Bond Fund                                                    International Index Fund
                        Tax Advantaged Bond Fund


         The Money Market Fund may also quote its current yield and effective yield. Current yield is an annualized yield based on the actual total return for a seven-day period. Effective yield is an annualized yield based on a daily compounding of the current yield.

         Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

         From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including
(a) the Lipper, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (1) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and (t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

         The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the views as to markets of the Manager,

Barclays or Capital Guardian, the rationale for a Fund's investments and discussions of the Fund's current asset allocation.

         From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

         Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

PURCHASE AND REDEMPTION OF FUND SHARES

         Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Buy Shares." Redemptions of Fund Shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Redeem Fund Shares."

         SPECIAL WAIVERS. Class A shares are purchased without a sales charge in the situations specified in the Prospectus. However, in certain specific situations, redemptions of such shares within 12 months of purchase are subject to a contingent deferred sales charge of 0.50% of the lesser of the value of the shares redeemed or the total cost of the shares.

         RIGHTS OF ACCUMULATION. Each Fund offers to all qualifying investors a cumulative discount under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of any Fund. Acceptance of the purchase order is subject to confirmation of qualification. The cumulative discount may be amended or terminated at any time as to subsequent purchases.

         SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $100 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and ultimately may exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

         The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

         SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to $500,000 of the applicable Fund during any 90 day period for any one account.

         SUSPENSION OF REDEMPTIONS. A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.

DISTRIBUTION EXPENSES

         State Farm VP Management Corp. ("Management Corp.") serves as the principal underwriter for the Trust pursuant to an Underwriting Agreement initially approved by the Board of Trustees of the Trust. Management Corp. is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by registered representatives of Management Corp. which receives sales charges and distribution plan fees from each Fund under the Underwriting Agreement.

         Management Corp. bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Trust bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or

(ii) by the vote of a majority of the outstanding voting securities of a Fund. Management Corp. is not obligated to sell any specific amount of shares of any Fund.

         Management Corp.'s business and mailing address is One State Farm Plaza, Bloomington, Illinois 61710. Management Corp. was organized as a Delaware corporation in November 1996 and is a wholly-owned subsidiary of Auto Company.


         During the fiscal year ended December 31, 2000, Management Corp., as principal underwriter to the Trust, received the following payments and commissions from the Trust:



-----------------------------------------------------------------------------------------------------------
    (1)                          (2)               (3)              (4)            (5)
                                 Net          Compensation
  Name of                    underwriting    or redemptions
 principal                  discounts and          and           Brokerage        Other
underwriter                  commissions       repurchases      commissions    compensation
-----------------------------------------------------------------------------------------------------------
State Farm VP
Management Corp.                 $0                $0                $0             $0


DISTRIBUTION PLANS

         State Farm Mutual Fund Trust has adopted separate distribution plans (the "Plans") for Class A and Class B shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges. The Trust has also entered into a Shareholder Services Agreement with Management Corp. for both Class A and Class B shares of each Fund.

CLASS A SHARES

         Pursuant to the Class A Plan, each Fund other than the Money Market Fund will pay Management Corp. 0.25% of the Fund's average daily net assets attributable to Class A shares for its expenditures in financing any activity primarily intended to result in the sale of Fund shares. For the Money Market Fund, the amount is 0.15% of the Fund's average net assets attributable to Class A shares. There is no 12b-1 fee for the Equity and Bond Fund. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis. The purpose of the fee is to compensate Management Corp. for its distribution services to the Funds. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

         The Funds also will compensate the Manager under the Shareholder Services Agreement for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund under the Shareholder Services Agreement are accrued on a fiscal year basis and will equal 0.25% of the Fund's average daily net assets attributable to Class A shares. The Equity and Bond Fund does not pay such a fee.

CLASS B SHARES

         Pursuant to the Class B Plan, each Fund, other than the Money Market Fund, will pay Management Corp. a fee of 0.65% of the average daily net assets attributable to Class B shares for distribution financing activities. For the Money Market Fund, the amount is 0.55% of the Fund's average daily net asset attributable to Class B shares. There is no 12b-1 fee for the Equity and Bond Fund.

         The purpose of the fee is to compensate Management Corp. for its distribution services to the Funds. Management Corp. pays commissions to registered representatives as well as reimbursement of expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment.

         The Funds will compensate the Manager under the Shareholder Services Agreement for shareholder account services at the rate of 0.25% of the average daily net assets of the Fund attributable to Class B shares. The Equity and Bond Fund does not pay such a fee.

GENERAL

         In accordance with the terms of the Plans, Management Corp. will provide to each Fund, for review by the Board of Trustees, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. Each quarter, the Board of Trustees will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

         The Plans were adopted by a majority vote of the Board of Trustees, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the Trustees identified and considered a number of potential benefits which the Plans may provide. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the Board of Trustees in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Board of Trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         The anticipated benefits to the Funds and their shareholders that may result from the Plans are as follows. First, the Plans allow more flexibility to the prospective shareholder in choosing how to pay sales loads, either through Class A or Class B shares. Second, they provide an attractive compensation package for the sales force to sell the Funds which is necessary to attract assets. Third, they provide an incentive for the sales force to provide a higher level of service and compensate them accordingly. This in turn should lead to improved retention and a higher amount of assets, which in turn will benefit all shareholders by lowering costs per share in the future.

          Because the Class A and Class B Plans did not become effective until January 1, 2001, the Funds paid no 12b-1 fees to Management Corp. during the fiscal year ending December 31, 2000.

OTHER SERVICE PROVIDERS

CUSTODIANS

         Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245 ("Chase Manhattan"), acts as custodian of the assets of each Fund, except the Equity Index Funds and the International Equity Fund. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the Trust's custodian for the Equity Index Funds and the International Equity Fund.

         Chase Manhattan and IBT (the "custodians") may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds or Master Portfolios constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. The Manager performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each Fund other than the International Equity Fund and the International Index Fund. IBT performs fund accounting services for these Funds.

TRANSFER AGENT

         The Transfer Agent Agreements between the Trust and the Manager appoints the Manager as the Funds' transfer agent and dividend disbursing agent. Under the terms of the agreement, the Manager: (1) prepares and mails transaction confirmations, annual records of investments and tax information statements; (2) effects transfers of Fund shares; (3) prepares annual shareowner meeting lists; (4) prepares, mails and tabulates proxies; (5) mails shareowner reports; and (6) disburses dividend and capital gains distributions. These services are performed by the Manager at a fee determined by the Board of Trustees to be reasonable in relation to the services provided and no less favorable to the Funds than would have been available from a third party.

         IBT acts as transfer agent and dividend disbursing agent for the Master Portfolios.

INDEPENDENT AUDITORS

         The Funds' independent auditors are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The firm audits each Fund's annual financial statements, reviews certain regulatory reports and each Fund's federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

TAXES

GENERAL TAX INFORMATION

         The Trust intends for each Fund to qualify as a regulated investment company under the Subchapter M of the Code. If a Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Funds intend to do), then under the provisions of Subchapter M, that Fund should have little or no income taxable to it under the Code.

         Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities of foreign currencies; and (2) at the close of each quarter of the Fund taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities, such that no more than 5% of the value of the Fund consists of such other securities of any one issuer and the Fund must not hold more than 10% of the outstanding voting stock of any such issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require a Fund to maintain or dispose of an investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

         Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Funds intend under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. For the International Equity Fund and International Index Fund, if more than 50% of the Fund's assets at year-end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not receive a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. The Funds, other than the International Equity Fund and the International Index Fund, anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their tax returns.

         For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

         Investment in debt obligations that are at risk or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund (including by exercise of the exchange privilege), a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon that shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends of capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 (or equivalent form) or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund. The Funds do not generally accept investments by non-U.S. investors.

         TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

         The Fund uses the "average annual" method to determine the designated percentage of dividends that qualifies as tax-exempt income. This designation is made annually in January. The percentage of a particular dividend that is designated as tax-exempt income may be substantially different from the percentage of the Fund's income that was tax-exempt during the period from which the distribution was made.

         Exempt-interest dividends are exempt from regular federal income tax, but they may affect the tax liabilities of taxpayers who are subject to the AMT. Exempt-interest dividends are also includible in the modified income of shareholders who receive Social Security benefits for purposes of determining the extent to which such benefits may be taxable.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Tax Advantaged Bond Fund is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

         STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

CODES OF ETHICS

         The Manager intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with the Manager and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of the Manager. Barclays and Capital Guardian have adopted similar Codes of Ethics relating to their employees, and the Board of Trustees of the Trust has adopted Barclays and Capital Guardian's Code of Ethics insofar as it relates to their respective employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' and Capital Guardian's Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

SHARES

         The Trust was organized as a business trust pursuant to the laws of the State of Delaware on June 8, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's Funds. There are currently ten series of shares.

         Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.


         As of April 1, 2001, State Farm Mutual Automobile Insurance Company, One State Farm Plaza, Bloomington Illinois 61710, owned the following percentages of Fund shares such shares are held for investment:



                                 Class A           Class B
                                 -------           -------
Equity Fund                      36.5%             37.2%
Small Cap Equity Fund            98.8%             99.7%
International Equity Fund        99.1%             99.9%
S&P 500 Index Fund               94.5%             99.4%
Small Cap Index Fund             99.0%             99.8%
International Index Fund         99.3%             99.9%
Equity and Bond Fund             98.8%             99.7%
Bond Fund                        63.0%             63.2%
Tax Advantaged Bond Fund         99.8%             99.7%
Money Market Fund                91.7%             99.9%



         As the owner of these shares, State Farm Mutual Automobile Insurance Company, an insurance corporation organized under the laws of Illinois, controls the Funds. As the controlling shareholder of the Funds, State Farm Mutual Automobile Insurance Company can elect trustees or take any other shareholder action permitted by the Trust's Declaration of Trust and Bylaws.



         The amount of each Fund's equity securities owned by trustees and officers of the Trust as a group is less than 1%.


         The Master Portfolios are series of the Master Fund, an open-end, series management investment company organized as Delaware business trust. The Master Fund was organized

October 21, 1993. The Master Fund currently consists of twelve series, including the Master Portfolios.

VOTING RIGHTS

         Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

         Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

         In a situation where an Equity Index Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of a Master Portfolio, such Equity Index Fund will vote such shares in the same proportion as the shares of which the Equity Index Fund does receive voting instructions.

FINANCIAL STATEMENTS


         The audited financial statements for the Trust for the fiscal year ended December 31, 2000, are incorporated herein by reference from the Trust's annual report to shareholders. These financial statements relate to Class A and Class B shares of each Fund. As of December 31, 2000, the Institutional
Class of shares had not commenced investment operations.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Manager and Capital Guardian believe that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

                               RATINGS BY MOODY'S

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

         C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

MUNICIPAL NOTES:

         MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less established.

COMMERCIAL PAPER:

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                         Prime-1    Highest Quality
                         Prime 2    Higher Quality
                         Prime-3    High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

                                   S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C--The rating C is reserved for income bonds on which no interest is being paid.

         In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

         Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

         SP-1. Notes rated SP-1 have very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated SP-1+.

         SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

         Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         - Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

COMMERCIAL PAPER:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

================================================================================


PROSPECTUS

================================================================================

                          STATE FARM MUTUAL FUND TRUST

                              Institutional Shares

================================================================================


May 1, 2001

         STATE FARM EQUITY FUND
         STATE FARM SMALL CAP EQUITY FUND
         STATE FARM INTERNATIONAL EQUITY FUND
         STATE FARM S&P 500 INDEX FUND
         STATE FARM SMALL CAP INDEX FUND
         STATE FARM INTERNATIONAL INDEX FUND
         STATE FARM EQUITY AND BOND FUND
         STATE FARM BOND FUND
         STATE FARM TAX ADVANTAGED BOND FUND
         STATE FARM MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS



                                                                            PAGE
FUNDS AT A GLANCE..............................................................2
         STATE FARM EQUITY FUND................................................2
         STATE FARM SMALL CAP EQUITY FUND......................................4
         STATE FARM INTERNATIONAL EQUITY FUND..................................6
         STATE FARM S&P 500 INDEX FUND.........................................8
         STATE FARM SMALL CAP INDEX FUND......................................10
         STATE FARM INTERNATIONAL INDEX FUND..................................12
         STATE FARM EQUITY AND BOND FUND......................................14
         STATE FARM BOND FUND.................................................16
         STATE FARM TAX ADVANTAGED BOND FUND..................................18
         STATE FARM MONEY MARKET FUND.........................................20
ANNUAL INVESTMENT RETURNS.....................................................22
EXPENSE INFORMATION...........................................................22
HOW THE FUNDS INVEST..........................................................25
         GENERAL POLICIES APPLICABLE TO ALL FUNDS.............................25
         FUND SUMMARIES.......................................................25
         OTHER RISKS OF INVESTING IN THE FUNDS................................31
MANAGING THE INVESTMENTS OF THE FUNDS.........................................32
SHAREHOLDER INFORMATION.......................................................36
         HOW TO BUY AND SELL SHARES...........................................36
SHARED DELIVERY...............................................................
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................37
FINANCIAL HIGHLIGHTS..........................................................
APPENDIX A....................................................................39
ADDITIONAL INFORMATION ABOUT THE FUNDS........................................41


         THIS PROSPECTUS PROVIDES INFORMATION ABOUT STATE FARM MUTUAL FUND TRUST (THE "TRUST"). THE TRUST HAS TEN SEPARATE FUNDS, EACH OF WHICH IS A SEPARATE INVESTMENT PORTFOLIO WITH ITS OWN INVESTMENT OBJECTIVE, INVESTMENT POLICIES, RESTRICTIONS, AND RISKS. STATE FARM INVESTMENT MANAGEMENT CORP. (THE "MANAGER") IS THE INVESTMENT ADVISER TO EACH FUND. EACH FUND OFFERS THREE CLASSES OF
SHARES: CLASS A, CLASS B AND INSTITUTIONAL SHARES. THIS PROSPECTUS OFFERS INSTITUTIONAL SHARES. ADDITIONAL INFORMATION CONCERNING EACH FUND APPEARS FOLLOWING FUNDS AT A GLANCE.

FUNDS AT A GLANCE
--------------------------------------------------------------------------------

This section discusses each Fund's investment objectives, strategies and risks. Each Fund summary also describes who should consider investing in the Fund in the "Investor Profile" section. Please refer to the detailed description of the Funds' policies in "How the Funds Invest" (beginning on p. 25) for those Funds you wish to purchase.

STATE FARM EQUITY FUND

INVESTMENT OBJECTIVE -- The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Equity Fund invests under normal circumstances at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion. The Manager chooses stocks for the Fund's portfolio for their long-term potential to generate capital gains.

In making investment decisions on specific securities, the Manager looks for companies with one or more of the following characteristics:

-    Strong cash flow and a recurring revenue stream

-    A strong industry position

-    A strong financial position

-    Strong management with a clearly defined strategy

-    Capability to develop new or superior products or services

The Manager may sell securities the Fund holds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The Fund may invest up to 25% of its assets in equity securities and depositary receipts of foreign companies.


--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Equity Fund?

YOU MAY WANT TO INVEST IN THE EQUITY FUND IF YOU:

-    can tolerate the price fluctuations and volatility that are inherent in investing in a broad based large cap stock mutual fund

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

-    are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE EQUITY FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

-    are uncomfortable with an investment whose value is likely to vary substantially
--------------------------------------------------------------------------------

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

EDGAR REPRESENTATION OF THE PRINTED GRAPHIC


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds              Funds        Funds
Funds
                                            Equity Fund

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars.

- MANAGEMENT RISK. The Manager's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

       AN INVESTMENT IN THE EQUITY FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM SMALL CAP EQUITY FUND

INVESTMENT OBJECTIVE -- The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital.

INVESTMENT SUB-ADVISER - Capital Guardian Trust Company  ("Capital Guardian").

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Small Cap Equity Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which Small Cap Equity Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The Fund invests in securities that Capital Guardian thinks are undervalued and represent good long-term investment opportunities. Capital Guardian may sell securities when it believes they no longer represent good long-term value.

The Fund may invest up to 25% of its assets in equity securities and depositary receipts of foreign companies.

RISKS
WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

EDGAR REPRESENTATION OF THE PRINTED GRAPHIC


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds             Funds         Funds
Funds
                                             Small Cap
                                            Equity Fund


--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Small Cap Equity Fund?

YOU MAY WANT TO INVEST IN THE SMALL CAP EQUITY FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE SMALL CAP EQUITY FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

-    are uncomfortable with an investment whose value is likely to vary substantially
--------------------------------------------------------------------------------

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- SMALLER COMPANY SIZE. The Fund invests a large portion of its assets in smaller capitalization companies. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Fund's investments may not be actively traded, which increases the risk that Capital Guardian may have difficulty selling securities the Fund holds.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars.

- MANAGEMENT RISK. Capital Guardian's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

       AN INVESTMENT IN THE SMALL CAP EQUITY FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE --The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital.

INVESTMENT SUB-ADVISER  -- Capital Guardian Trust Company ("Capital Guardian")

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The International Equity Fund invests its assets primarily in common stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in emerging markets. There is no restriction on the size of the companies in which the Fund invests.

The Fund invests in securities that Capital Guardian thinks are undervalued and represent good long-term investment opportunities. Capital Guardian may sell securities when it believes they no longer represent good long-term value.

RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

EDGAR REPRESENTATION OF THE PRINTED GRAPHIC


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds             Funds         Funds
Funds
                                           International
                                            Equity Fund

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the International Equity Fund?

YOU MAY WANT TO INVEST IN THE INTERNATIONAL EQUITY FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in an international stock mutual fund

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE INTERNATIONAL EQUITY FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

- are uncomfortable investing in companies that are not located in the United States

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

--------------------------------------------------------------------------------

- MARKET RISK. The Fund invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock price.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. These risks are heightened for emerging or developing countries, which may experience substantial rates of inflation, may be adversely affected by barriers and may experience rapid depreciation in their currencies.

- MANAGEMENT RISK. Capital Guardian's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

      AN INVESTMENT IN THE INTERNATIONAL EQUITY FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM S&P 500 INDEX FUND

INVESTMENT OBJECTIVE -- The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500-Registered Trademark-* Index").

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio (the "Master Fund"). That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives. Barclays Global Fund Advisors ("Barclays") is the investment adviser to the S&P 500 Index Master Portfolio.

Barclays seeks to achieve investment performance that is similar to the S&P 500 Index (the Fund's target benchmark). The S&P 500 Index is a widely used measure of large U.S. company stock performance. S&P selects stocks for the S&P 500 Index based upon the following factors:

-    market value

- industry group classification (so that the S&P 500 Index represents a broad range of industry segments within the U.S. economy)

-    trading activity, to ensure ample liquidity and efficient share pricing

-    fundamental analysis, to ensure that companies in the Index are stable

The S&P 500 Index Master Portfolio pursues its investment objective by:

-    investing in all of the securities that make up the S&P 500 Index

- investing in these securities in proportions that match the weightings of the S&P 500 Index

Under normal operating conditions, the S&P 500 Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the S&P 500 Index.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the S&P 500 Index Fund?

YOU MAY WANT TO INVEST IN THE S&P 500 INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

-    want to invest in stocks, but with an indexing approach

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE S&P 500 INDEX FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

-----------------------------

* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. that the S&P 500 Index Fund has licensed for use. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representations regarding the advisability of investing in the S&P 500 Index Fund. For more information regarding the S&P 500 Index, see the Trust's Statement of Additional Information.

--------------------------------------------------------------------------------

RISKS

THE MAIN RISKS OF INVESTING IN THE S&P 500 INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN S&P 500 INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE S&P 500 INDEX MASTER PORTFOLIO?


[EDGAR REPRESENTATION OF THE PRINTED GRAPHIC]


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market       Funds              Funds         Funds
Funds
                                             S&P 500
                                            Index Fund


- MARKET RISK. The S&P 500 Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- INDEXING RISK. The S&P 500 Index Master Portfolio attempts to match the performance of the S&P 500 Index, but there is no guarantee that it will be able to do so. The degree to which the S&P 500 Index Master Portfolio fails to track the performance of the index is referred to as "tracking error," which Barclays expects to be less than 5% over time. The S&P 500 Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the S&P 500 Index Master Portfolio will stay fully invested and may decline more than its benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

- MANAGEMENT RISK. BARCLAYS' ASSESSMENT OF THE RELATIVE WEIGHTINGS OF THE COMPANIES HELD IN THE S&P 500 INDEX MASTER PORTFOLIO MAY PROVE INCORRECT, RESULTING IN LOSSES OR POOR PERFORMANCE, EVEN IN A RISING MARKET.

       AN INVESTMENT IN THE S&P 500 INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE -- The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index-Registered Trademark-* (the "Russell 2000 Index").

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The Small Cap Index Fund invests all of its assets in a separate series of the Master Fund, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives. Barclays is the investment adviser to the Russell 2000 Index Master Portfolio. Barclays seeks to achieve investment performance for the Russell 2000 Index Master Portfolio that is similar to the Russell 2000 Index.

The Russell 2000 Index is an unweighted index of 2,000 small companies that is created by taking the largest 3,000 companies in the U.S. and eliminating the largest 1,000 of those companies.

The Russell 2000 Index Master Portfolio pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon sampling and modeling techniques.

Under normal operating conditions, the Russell 2000 Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the Russell 2000 Index.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Small Cap Index Fund?

YOU MAY WANT TO INVEST IN THE SMALL CAP INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

-    want to invest in stocks, but with an indexing approach

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE SMALL CAP INDEX FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

-----------------------------
*     The Russell 2000-Registered Trademark- Index is a trademark/service mark, and Russell-TM- is a trademark, of the Frank Russell Company. The Small Cap Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Small Cap Index Fund. For more information regarding the Russell 2000 Index, see the Trust's Statement of Additional Information.
--------------------------------------------------------------------------------

RISKS

THE MAIN RISKS OF INVESTING IN THE SMALL CAP INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN THE RUSSELL 2000 INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE RUSSELL 2000 INDEX MASTER PORTFOLIO?


[EDGAR REPRESENTATION OF THE PRINTED GRAPHIC]


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market       Funds              Funds         Funds
Funds
                                             Small Cap
                                            Index Fund


- MARKET RISK. The Russell 2000 Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- SMALLER COMPANY SIZE. The Russell 2000 Index Master Portfolio invests a large portion of its assets in smaller capitalization companies. The securities of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. In addition, the markets for the Russell 2000 Index Master Portfolio's investments may not be actively traded, which increases the risk that Barclays may have difficulty selling securities the Russell 2000 Index Master Portfolio holds.

- INDEXING RISK. The Russell 2000 Index Master Portfolio attempts to match the performance of the Russell 2000 Index, but there is no guarantee that it will be able to do so. The degree to which the Russell 2000 Index Master Portfolio fails to track the performance of the index is referred to as "tracking error," which Barclays expects to be less than 5% over time. The Russell 2000 Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the Russell 2000 Index Master Portfolio will stay fully invested and may decline more than its benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

       AN INVESTMENT IN THE SMALL CAP INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM INTERNATIONAL INDEX FUND



INVESTMENT OBJECTIVE -- The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("EAFE-Registered Trademark- Free Index").*



PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVES?

The International Index Fund invests all of its assets in a separate series of the Master Fund, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives. Barclays is the investment adviser to the International Index Master Portfolio.

The International Index Fund and International Index Master Portfolio seek to match the performance of foreign stocks by investing in common stocks included in the EAFE Free Index (the target benchmark). The EAFE Free Index is a capitalization-weighted index that currently includes stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The International Index Master Portfolio selects a representative sample of the securities contained in the EAFE Free Index based upon sampling and modeling techniques.

The International Index Master Portfolio attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that are found in the EAFE Free Index in a manner that is expected to approximate the performance of the EAFE Free Index. Under normal operating conditions, the International Index Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in the EAFE Free Index.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the International Index Fund?

YOU MAY WANT TO INVEST IN THE INTERNATIONAL INDEX FUND IF YOU:

- can tolerate the price fluctuations and volatility that are inherent in investing in a broad based international stock mutual fund

-    want to invest in stocks, but with an indexing approach

-    want to diversify your investments

-    are seeking a growth investment as part of an asset allocation program

                                       OR

- are investing for retirement or other goals that are many years in the future


YOU MAY NOT WANT TO INVEST IN THE INTERNATIONAL INDEX FUND IF YOU:

-    are investing with a shorter investment time horizon in mind

-    are seeking income rather than capital appreciation

- are uncomfortable investing in companies that are not located in the United States

                                       OR

- are uncomfortable with an investment whose value is likely to vary substantially

-----------------------------

* The EAFE-Registered Trademark- Free Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the State Farm Mutual Fund Trust (the "Trust"). EAFE-Registered Trademark-Free is a trade or service mark of MSCI and its affiliates and has been licensed for use for certain purposes by the Trust. The International Index Fund, based on the EAFE-Registered Trademark- Free Index, has not been passed on by MSCI as to its legality or suitability and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the International Index Fund. MSCI has no responsibility for, and does not participate in the management of, the International Index Fund's assets or the sale of the International Index Fund's shares. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the International Index Fund.

--------------------------------------------------------------------------------

RISKS

THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX FUND ARE THE SAME AS THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX MASTER PORTFOLIO. WHAT ARE THE MAIN RISKS OF INVESTING IN THE INTERNATIONAL INDEX MASTER PORTFOLIO?


[EDGAR REPRESENTATION OF THE PRINTED GRAPHIC]


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds             Funds         Funds
Funds
                                           International
                                            Index Fund


- MARKET RISK. The International Index Master Portfolio invests mostly in common stocks, which represent an equity interest (ownership) in a business. Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

- FOREIGN INVESTING RISK. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars. These risks are heightened for emerging or developing countries, which may experience substantial rates of inflation, may be adversely affected by barriers and may experience rapid depreciation in their currencies.

- INDEXING RISK. The International Index Master Portfolio attempts to match the performance of the EAFE Free Index, but there is no guarantee that it will be able to do so. The degree to which the International Index Master Portfolio fails to track the performance of the index is referred to as "tracking error," which Barclays expects to be less than 5% over time. The International Index Master Portfolio tries to stay fully invested at all times in assets that will help it achieve its investment objective. Even when stock prices are falling, the International Index Master Portfolio will stay fully invested and may decline more than the Fund's benchmark index. An index is not a mutual fund and you cannot invest in an index. The composition and weighting of securities in an index can, and often do, change.

       AN INVESTMENT IN THE INTERNATIONAL INDEX FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM EQUITY AND BOND FUND

INVESTMENT OBJECTIVE -- The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Equity and Bond Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the State Farm Equity Fund and approximately 40% of its net assets in shares of the State Farm Bond Fund. The Equity and Bond Fund never invests more than 75% of its net assets in either underlying Fund. Though the Equity and Bond Fund is not an asset allocation or market timing mutual fund, it does, from time to time, adjust the amount of its assets invested in each underlying Fund as economic, market and financial conditions warrant. Please refer to the descriptions of the investments of the State Farm Equity Fund and the State Farm Bond Fund for a discussion of the portfolio securities of these Funds and the risks associated with each.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Equity and Bond Fund?

YOU MAY WANT TO INVEST IN THE EQUITY AND BOND FUND IF YOU ARE SEEKING:

-    long-term growth potential;

-    some current income;

                                       OR

- the convenience of a balanced portfolio of stocks and bonds in a single investment.

YOU MAY NOT WANT TO INVEST IN THE EQUITY AND BOND FUND IF YOU:

-    have a short-term investment horizon

- want the greater growth potential of an investment entirely in equity securities

                                       OR

-    are unwilling to accept share price fluctuations
--------------------------------------------------------------------------------

RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[EDGAR REPRESENTATION OF THE PRINTED GRAPHIC]


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds             Funds         Funds
Funds
                              Equity and
                               Bond Fund


- IN GENERAL. Because the Equity and Bond Fund invests all of its assets in the State Farm Equity Fund and the State Farm Bond Fund, the risks of investing in the Equity and Bond Fund are the same as investing in those underlying Funds.

- MARKET RISK. The Fund invests all of its assets in the State Farm Equity Fund and the State Farm Bond Fund. The prices of shares of these underlying funds may fluctuate widely over short or even extended periods in response to company, market, or economic news. The markets in which the underlying funds invest also tend to move in cycles, with periods of rising prices and periods of falling prices.

- FOREIGN INVESTING RISK. The underlying Funds permit investments in foreign securities. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting, legal and reporting practices are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates, as well as the possible imposition of exchange control regulation or currency restrictions that could prevent the conversion of local currencies into U.S. dollars.

- RISK ASSOCIATED WITH INVESTING IN BONDS. The Equity and Bond Fund may invest up to 75% of its assets in the State Farm Bond Fund. An investment in the State Farm Bond Fund is subject to risks associated with investing in fixed income securities, such as bonds, which include:

     - INTEREST RATE RISK. The risk that the bonds that the State Farm Bond Fund holds may decline in market value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the State Farm Bond Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

     - INCOME RISK. The risk that the income from the bonds the State Farm Bond Fund holds will decline due to falling interest rates.

     - CREDIT RISK. The risk that a bond issuer fails to make principal or interest payments when due to the State Farm Bond Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of investments and companies held in the underlying Funds may prove incorrect, resulting in losses or poor performance, even in a rising market.

      AN INVESTMENT IN THE EQUITY AND BOND FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM BOND FUND

INVESTMENT OBJECTIVE -- The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Bond Fund invests primarily in investment grade bonds issued by U.S. companies. Under normal circumstances, the Bond Fund invests at least 80% of its assets in investment grade bonds or in bonds that are not rated, but that the Manager has determined to be of comparable quality. A bond is investment grade if Moody's Investors Service, Inc. ("Moody's") or S&P have rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as "junk bonds." The Bond Fund may invest in the following instruments:

- CORPORATE DEBT SECURITIES: investment grade securities issued by domestic and foreign corporations and to a limited extent (up to 20% of its assets), in lower rated securities;

- U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

- FOREIGN GOVERNMENT DEBT SECURITIES: investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars;

- ASSET BACKED AND MORTGAGE BACKED SECURITIES: investment grade securities backed by mortgages, consumer loans and other assets; or

- OTHER ISSUER DEBT SECURITIES: the Fund may invest up to 20% of its assets in debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Bond Fund?

YOU MAY WANT TO INVEST IN THE BOND FUND IF YOU:

- are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities

-    want to diversify your investments

-    are seeking an income mutual fund for an asset allocation program

                                       OR

-    are retired or nearing retirement

YOU MAY NOT WANT TO INVEST IN THE BOND FUND IF YOU:

-    are investing for maximum return over a long time horizon

-    want the greater growth potential of an investment in equity securities

                                       OR

-    require stability of your principal

--------------------------------------------------------------------------------

RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[EDGAR REPRESENTATION OF THE PRINTED GRAPHIC]


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds             Funds         Funds
Funds
            Bond Fund

- RISKS ASSOCIATED WITH INVESTING IN BONDS. The Fund invests primarily in investment grade bonds. An investment in the Fund is subject to risks associated with investing in bonds, which include:

     - INTEREST RATE RISK. The risks that the bonds the Fund holds may decline in value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

     - PREPAYMENT RISK. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

     - CREDIT RISK. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of the bonds held in the Fund may prove incorrect, resulting in losses of our poor performance, even in a rising market.

- LIQUIDITY RISK. The Manager may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

       AN INVESTMENT IN THE BOND FUND IS NOT A DEPOSIT IN ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM TAX ADVANTAGED BOND FUND

INVESTMENT OBJECTIVE - The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or
(2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project). Dividends from the Fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to alternative minimum tax. The Fund may hold bonds with maturities of one to thirty years, although a majority of the Fund's investments are in bonds with maturities longer than five years.

--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Tax Advantaged Bond Fund?

YOU MAY WANT TO INVEST IN THE TAX ADVANTAGED BOND FUND IF YOU WANT:

-    regular tax-free dividends

                                       OR

-    to reduce taxes on your investment income


YOU MAY NOT WANT TO INVEST IN THE TAX ADVANTAGED BOND FUND IF YOU:

-    are seeking long term capital growth

-    want the greater growth potential of an investment in equity securities

-    require stability of your principal

                                       OR

- if you are investing through an IRA, 401(k) plan or some other kind of tax-deferred account.
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its total assets in municipal bonds within the highest four rating categories of Moody's or S&P, meaning that the Fund may invest up to 20% of the Fund's total assets in medium and lower-quality bonds.

The Fund tends to hold most municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates), or increased in anticipation of a bond market rise (resulting from a decline in interest rates), or to meet cash flow needs. The Manager may also sell a bond if its credit risk increases significantly or if market conditions have changed so that more attractive investment opportunities are available.

RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THE TAX ADVANTAGED BOND FUND?


EDGAR REPRESENTATION OF THE PRINTED GRAPHIC


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
Money         Bond             Balanced       Stock
Market        Funds             Funds         Funds
Funds
          Tax-Advantaged
            Bond Fund

- RISKS ASSOCIATED WITH INVESTING IN BONDS. The Fund usually invests exclusively in municipal bonds. The risks associated with municipal bond investments include:

     - INTEREST RATE RISK. The risk that the municipal bonds the Fund holds may decline in market value due to an increase in interest rates. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will "call" or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

     - INCOME RISK. The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.

     - CREDIT RISK. The risk that the issuer of the municipal bond fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls.

- MANAGEMENT RISK. The Manager's assessment of the municipal bonds held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

- LIQUIDITY RISK. The Manager may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.

- MUNICIPAL BOND RISK. Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects (for example, education, healthcare or transportation), conditions in those sectors can affect the overall municipal market.

       AN INVESTMENT IN THE TAX ADVANTAGED BOND FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. YOU CAN LOSE MONEY BY INVESTING IN THE FUND.

STATE FARM MONEY MARKET FUND

INVESTMENT OBJECTIVE -- The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

HOW DOES THIS FUND PURSUE ITS INVESTMENT OBJECTIVE?

Unlike the other Funds, the Money Market Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

RISKS

WHAT ARE THE MAIN RISKS OF INVESTING IN THE MONEY MARKET FUND?

EDGAR REPRESENTATION OF THE PRINTED GRAPHIC


Lower                Moderate                  Higher
-------------------------------------------------------
                       RISK
-------------------------------------------------------
  Money         Bond             Balanced       Stock
  Market        Funds             Funds         Funds
  Funds

Money Market
  Fund


--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in the Money Market Fund?

YOU MAY WANT TO INVEST IN THE MONEY MARKET FUND IF YOU:

-    require stability of principal

- are seeking an investment for the cash portion of an asset allocation program

- are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility

                                       OR

-    consider yourself a saver rather than an investor

YOU MAY NOT WANT TO INVEST IN THE MONEY MARKET FUND IF YOU:

-    are seeking an investment that is likely to significantly outpace inflation

-    are investing for retirement or other longer term goals

                                       OR

-    are investing for growth or maximum current income

--------------------------------------------------------------------------------

Because of the types of securities that the Money Market Fund invests in and their short-term nature, the level of risk associated with the Money Market Fund is lower than most other types of mutual funds. However, an investment in the Fund involves the following risks:

- INTEREST RATE RISK - As with any investment whose yield reflects current interest rates, the Fund's yield will change over time. The value of the securities the Fund holds may decline in value due to an increase in interest rates.

- INCOME RISK - The risk that the income from the securities the Fund holds will decline in value due to falling interest rates.

- CREDIT RISK - The risk that an issuer, or a party to a repurchase agreement that the Fund has entered into, defaults on its obligations.

- INFLATION RISK - The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

- MANAGEMENT RISK. The Manager's assessment of investments held in the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

       AN INVESTMENT IN THE MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT BY MAINTAINING A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THE FUND MAY NOT SUCCEED AND YOU MAY STILL LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL INVESTMENT RETURNS
--------------------------------------------------------------------------------

After the Funds have been in operation for a full calendar year, the Funds will provide performance information to investors to assist them in understanding that the Funds' returns may vary and that there are possible risks associated with investing in the Funds. However, past performance will not necessarily indicate how the Funds will perform in the future.

EXPENSE INFORMATION
--------------------------------------------------------------------------------

The following tables describe the fees and expenses you would pay if you buy and hold Institutional shares of the Funds. Institutional shares will be referred to in this prospectus as "shares."

             SHAREHOLDER TRANSACTION EXPENSES - FOR ALL FUNDS.
                  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
            Maximum sales charge (load) imposed on purchases    None
            Maximum deferred sales charge (load)                None
            Maximum sales charge (load) imposed on
              Reinvested dividends                              None
            Redemption Fee                                      None
            Exchange Fee                                        None
            Maximum Account Fee(1)                              None

(1) If an account balance falls below $500 on the last day of any quarter, the account may be charged a low balance account fee of $2.50.

                    ESTIMATED FUND ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------------------------------------------------
                                                                                 SMALL CAP EQUITY       INTERNATIONAL
                                                            EQUITY FUND                FUND              EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
Management fees                                                0.60%                   0.80%                0.80%
Shareholder Servicing Fee                                       None                   None                  None
12b-1 Distribution Fee                                          None                   None                  None
Other expenses(1)                                              0.16%                   0.14%                0.29%
Total Annual Fund Operating Expenses(2)                        0.76%                   0.94%                1.09%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                        S&P 500 INDEX FUND(3)        SMALL CAP        INTERNATIONAL INDEX
                                                                                   INDEX FUND(3)            FUND(3)
--------------------------------------------------------------------------------------------------------------------------
Management fees                                                 0.20%                  0.33%                 0.40%
Shareholder Servicing Fee                                       None                    None                  None
12b-1 Distribution Fee                                          None                    None                  None
Other expenses(1)                                               0.23%                  0.33%                 0.45%
Total Annual Fund Operating Expenses(2)                         0.43%                  0.66%                 0.85%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                      EQUITY AND BOND FUND(4)        BOND FUND       TAX ADVANTAGED BOND
                                                                                                             FUND
--------------------------------------------------------------------------------------------------------------------------
Management fees                                                0.40%                   0.10%                0.10%
Shareholder Servicing Fee                                       None                   None                  None
12b-1 Distribution Fee                                          None                   None                  None
Other expenses(1)                                              0.29%                   0.13%                0.21%
Total Annual Fund Operating Expenses(2)                        0.69%                   0.23%                0.31%
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         MONEY MARKET FUND
-------------------------------------------------------------------------------
Management fees                                                0.10%
Shareholder Servicing Fee                                       None
12b-1 Distribution Fees                                         None
Other expenses(1)                                              0.14%
Total Annual Fund Operating Expenses(2)                        0.24%
-------------------------------------------------------------------------------


-----------------------------------

(1)    Based on estimated amounts for the current fiscal year.

(2) The Manager has agreed to reimburse each Fund if, and to the extent, the Fund's total annual operating expenses exceed the following percentage of each Fund's average net assets:

--------------------------------------------------------------------------------
             FUND                          EXPENSE REIMBURSEMENT THRESHOLD
--------------------------------------------------------------------------------
Equity Fund                                             0.70%
Small Cap Equity Fund                                   0.90%
International Equity Fund                               1.00%
S&P 500 Index Fund                                      0.30%
Small Cap Index Fund                                    0.45%
International Index Fund                                0.65%
Equity and Bond Fund                                     None
Bond Fund                                               0.20%
Tax Advantaged Bond Fund                                0.20%
Money Market Fund                                       0.20%
--------------------------------------------------------------------------------


       This reimbursement arrangement is voluntary and may be eliminated by the Manager at any time.

(3) For the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund (the "Equity Index Funds"), total annual operating expenses include the Fund's and the Master Portfolio's expenses.

(4) The Manager has agreed not to be paid an investment advisory and management services fee for performing services for the Equity and Bond Fund. However, the Manager will receive fees for performing services for the underlying funds in which the Equity Fund and Bond Fund invests. The management fee indicated in the expense table is based on the fees that the Equity Fund and Bond Fund pay to the Manager. The Manager has agreed to reimburse the Equity and Bond Fund for other expenses incurred. This expense limitation is voluntary and the Manager may eliminate it at any time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the time periods indicated, earn a 5% return each year, redeem your shares at the end of the period and that operating expenses remain constant at the level above for "Total Annual Fund Operating Expenses." Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses will be:

--------------------------------------------------------------------------------
FUND                                            1 YEAR                3 YEARS
--------------------------------------------------------------------------------
Equity Fund                                      $78                    $243
Small Cap Equity Fund                            $96                    $300
International Equity Fund                        $111                   $347
S&P 500 Index Fund                               $44                    $138
Small Cap Index Fund                             $67                    $211
International Index Fund                         $87                    $271
Equity and Bond Fund                             $70                    $221
Bond Fund                                        $24                    $74
Tax Advantaged Bond Fund                         $32                    $100
Money Market Fund                                $25                    $77
--------------------------------------------------------------------------------


HOW THE FUNDS INVEST
--------------------------------------------------------------------------------

GENERAL POLICIES APPLICABLE TO ALL FUNDS

Under ordinary circumstances, each Fund is substantially fully invested. Except for the S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund (collectively, the "Equity Index Funds"), and the Money Market Fund, each Fund may take a temporary defensive position in attempting to respond to adverse market, economic, political or other conditions. If the Manager or Capital Guardian determine that market or economic conditions warrant a temporary defensive position, the Funds each manage may hold up to 100% of their assets in cash, cash equivalents or other temporary investments such as short-term government or corporate obligations. During those periods, a Fund's assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

Each Fund may also:

         - Lend securities to financial institutions, enter into repurchase agreements and purchase securities on a when-issued or forward commitment basis; and

         - Invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of a Fund's assets may be invested in foreign money market securities unless such securities are backed by a U.S. parent financial institution.

Except for the Equity Index Funds, each Fund may, from time to time, borrow money in amounts up to 33 1/3% of its total assets (including the amount borrowed) for temporary purposes to pay for redemptions. A Fund may not purchase additional securities when borrowings exceed 5% of its total assets (including the amount borrowed).

FUND SUMMARIES

Each Fund has its own investment objective. The Trust's Board may change these investment objectives without a vote of the Trust's shareholders. The types of securities and investment techniques and practices in which each Fund may engage to achieve its objective, including the principal investment techniques and practices described for each Fund as described below, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the Trust's Statement of Additional Information.

EQUITY FUND

         In managing the Equity Fund, the Manager seeks to purchase the common stocks of large U.S. companies that the Manager considers well run and able to generate long term capital appreciation. Common stocks, in general, offer a way to invest for long-term growth of capital. The Manager looks for companies with one or more of the following characteristics:

         -    Strong cash flows and a recurring revenue stream.

         -    A strong industry position.

         -    A strong financial position.

         -    Strong management with a clearly defined strategy.

         -    Capability to develop new or superior products or services.

         The Fund may invest up to 25% of its assets in foreign equity securities not publicly traded in the U.S. and depositary receipts (both sponsored and unsponsored). Foreign investing provides opportunities different from those available in the U.S. and risks that in some ways may be greater than in U.S. investments.

SMALL CAP EQUITY FUND

         The Small Cap Equity Fund invests its assets primarily in equity securities of companies with relatively small market capitalizations located in the U.S. These companies typically will have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases these securities. The basic investment philosophy of Capital Guardian is to seek undervalued securities that represent good long-term investment opportunities. Capital Guardian generally will sell securities when it believes they no longer represent good long-term value. The Fund may invest up to 25% of its assets in the equity securities of foreign companies with relatively small market capitalizations and depositary receipts (both sponsored and unsponsored).

INTERNATIONAL EQUITY FUND

         The International Equity Fund invests its assets primarily in common stocks of companies located in 15 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in emerging markets. The basic investment philosophy of Capital Guardian is to seek undervalued securities that represent good long-term investment opportunities. Capital Guardian generally will sell securities when it believes they no longer represent good long-term value. Foreign investing provides opportunities different from those available in the U.S. and risks, which in some ways may be greater than in U.S. investments.

         The Fund may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets and to hedge against currency fluctuations.

S&P 500 INDEX FUND, SMALL CAP INDEX FUND AND INTERNATIONAL INDEX FUND



         Each Equity Index Fund invests all of its assets in a separate series of the Master Fund, each a "Master Portfolio." Each Master Portfolio has substantially similar investment objectives, strategies, and policies as the corresponding individual Equity Index Fund. Barclays serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio. Barclays and its affiliates invest for their own accounts in the types of securities in which a Master Portfolio may also invest.



         Each Master Portfolio invests mostly in stocks, although each may also invest in stock index futures contracts and options on futures contracts. By investing in stocks within its benchmark index, each Master Portfolio avoids the risks of individual stock selection and, instead, tries to match the performance of its respective benchmark index, whether that index goes up or down.

         Each Master Portfolio attempts to remain as fully invested as practicable in the stocks that are represented in its benchmark index. Under normal market conditions, a Master Portfolio seeks to invest at least 90% of its total assets in stocks that are represented in its benchmark index.



         Barclays does not manage the Master Portfolios according to traditional methods of "active" investment management, which involves the buying and selling of securities based on economic, financial and market analysis and investment judgment. Instead, Barclays utilizes a "passive" or indexing investment approach for each Master Portfolio, attempting to approximate the investment performance of the appropriate benchmark index. Barclays selects stocks for each Master Portfolio so that the overall investment characteristics of each Master Portfolio (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures are similar to those of its respective benchmark index.

         Each Master Portfolio may invest any assets not invested in stocks that are represented in its benchmark index in:

         - the same type of short-term high quality debt securities in which the Money Market Fund invests (described below);

         - other equity securities that are similar to the stocks making up its benchmark index or that are awaiting disposition after a change in composition of the benchmark index or a rebalancing of the portfolio;

         - stock index futures contracts, options on such futures contracts; and/or

         -    cash.



Each Master Portfolio may invest in those financial instruments to find a short-term investment for uninvested cash balances or to provide liquid assets for anticipated redemptions by interestholders.



         The International Index Master Portfolio may also buy and sell foreign currencies (either for current or future delivery) to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or to avoid the effects of anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. The International Index Master Portfolio's currency transactions might not achieve their hedging purpose and the Fund could lose money on these transactions.



       The S&P 500 Index Master Portfolio seeks to replicate the total return performance of the S&P 500 Index by investing in all of the securities that make up the S&P 500 Index. However, neither the Russell 2000 Index Master Portfolio nor the International Index Master Portfolio generally hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, both the Russell 2000 Index Master Portfolio and the International Index Master Portfolio attempt to hold a representative sample of the securities in the appropriate benchmark index, which Barclays will select utilizing certain sampling and modeling techniques. These sampling and modeling techniques may not be successful. As a result of these sampling and modeling techniques, the Master Portfolios and the Equity Index Funds may not have the identical capitalization, industry and fundamental characteristics as their benchmarks. Please refer to the Trust's Statement of Additional Information for a more detailed discussion of the techniques that Barclays employs in selecting the portfolio securities for each of these Master Portfolios.



       From time to time, the portfolio composition of the Master Portfolios may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Russell 2000 Index Master Portfolio or International Index Master Portfolio, with a view to bringing the performance and characteristics of each Master Portfolio more closely in line with that of its benchmark index.

         Barclays attempts to track the performance of each Master Portfolio's benchmark index, but there is no assurance that Barclays will be successful. The degree to which a Master Portfolio fails to track the performance of its benchmark index is referred to as the "tracking error." Barclays expects that, over time, the tracking error of each Master Portfolio will be less than 5%. Barclays monitors the tracking error of each Master Portfolio on an ongoing basis and seeks to minimize tracking error to the extent possible. There can be no assurance that a Master Portfolio will achieve any particular level of tracking error. For an explanation of "expected tracking error" and more information on this subject, see the Trust's Statement of Additional Information.

         Another reason why the performance of the Master Portfolios (and the Equity Index Funds) may not always equal the performance of their benchmark index is because the performance of each benchmark index does not take into account management fees or the other expenses that each Master Portfolio and each Equity Index Fund incurs.

         Each Master Portfolio may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If a Master Portfolio cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. No Master Portfolio will use futures contracts or options on futures contracts for speculation.

EQUITY AND BOND FUND

         The Equity and Bond Fund invests in shares of the Equity Fund and the Bond Fund. The Equity and Bond Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund or another money market mutual fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and to serve as a short-term defense during periods of unusual volatility.

BOND FUND

         The Bond Fund invests primarily in investment grade bonds (e.g., those bonds that S&P or Moody's have rated within their respective four highest rating categories), and in the same types of securities as the Money Market Fund. Under normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade bonds or unrated debt securities that the Manager determines to be of equivalent quality. The Bond Fund may also invest in investment grade mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial or consumer loans originated by financial institutions.

         The Bond Fund emphasizes investment grade bonds and usually maintains a duration target of less than 7 years based on expectations about the direction of interest rates and other economic factors. Duration is a measure of sensitivity of bond prices to interest rate movements. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates.

         In selecting bonds for the Fund, the Manager seeks to maximize current income while minimizing risk and volatility through prudent investment management. Accordingly, the Fund seeks to limit its exposure to very risky or speculative investments by investing primarily in investment grade bonds that offer the potential for attractive returns.

         The Fund may also invest up to 20% of its assets in the following securities:

         - Debt securities that S&P or Moody's have rated lower than the four highest rating categories or comparable unrated debt securities. Bonds that are rated lower than BBB by S&P or Baa by Moody's are often referred to as "junk bonds." Rating agencies consider junk bonds to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities. For more information, see "Description of Bond Ratings" in the Statement of Additional Information.

         - Convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks. Convertible securities are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

         - Bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. Losses (or gains) involving futures contracts can sometimes be substantial - in part because a relatively small price movement in a futures contact may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for other types of derivatives. For this reason, the Fund will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund will invest in futures and options to (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund's transaction costs, for hedging purposes or to add value when these instruments are favorably priced.

TAX ADVANTAGED BOND FUND

         Tax Advantaged Bond Fund invests primarily in a diversified selection of municipal bonds. Municipal bonds generally are designed to meet longer-term capital needs and have maturities of more than one year when issued. States, territories, local governments and municipalities issue municipal bonds to raise money for various purposes (for example, to pay for a road construction project, or to build an airport). The interest on a municipal bond is generally exempt from federal income tax, but may be subject to the federal alternative minimum tax and state income taxes.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing powers for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments. In many cases, voter approval is required before an issuer may sell this type of bond. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other special revenue source. Although the principal security behind these bonds may vary, many (but not all issuers) provide further security in the form of a mortgage or debt service reserve fund. Some authorities provide further security in the form of the state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         Under current tax law, all municipal debt is divided into two groups: government purpose bonds (discussed above) and private activity bonds. Private activity bonds are bonds that are issued by a state or local government or public authority, but principally benefit private users and generally are considered taxable unless a specific exemption is provided. Some, but not all, private activity bonds are subject to alternative minimum tax.

         The Fund normally invests so that either (1) at least 80% of the Fund's net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund's net assets are invested in securities that produce income exempt from regular federal income tax.

         The Fund tends to hold its municipal bonds until they mature or are called. The Fund may sell a bond when the proportion of bonds with longer maturities is reduced in anticipation of a bond market decline (a result of rising interest rates) or increased in anticipation of a bond market rise (resulting from a decline in interest rates). The Fund may sell a bond if its credit risk increases significantly.

         Under ordinary circumstances at least 80% of the Fund's total assets will consist of investment grade municipal bonds (e.g., municipal bonds rated within the four highest rating categories of Moody's or S&P), and money market securities and cash. Up to 20% of the Fund's total assets may be invested in municipal bonds that are unrated or rated below investment grade by Moody's or by S&P.

         Lower-rated municipal bonds and fixed income securities generally carry a greater degree of risk than higher-rated municipal bonds. Bonds rated below BBB by S&P and below Baa by Moody's have speculative characteristics, and are commonly referred to as "junk bonds" and present a higher degree of credit risk. In addition, the Fund may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. To reduce this risk, the Fund will only purchase these bonds if the Manager believes the issuer has a strong incentive to continue making appropriations until maturity.

         The Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial - in part because relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. The Fund will not use futures for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. The Fund's obligation to purchase securities under futures contracts will not exceed 20% of its total assets. The reasons for which the Fund may use futures and options are to: (i) keep cash on hand to meet shareholder redemptions or other needs, while simulating full investment in bonds and/or (ii) reduce the Fund's transaction costs or add value when these instruments are favorably priced.

         The Fund invests primarily in a diversified selection of municipal bonds with maturities of one to thirty years. A majority of the Fund's investments are in issues with maturities longer than five years.

         The Fund will hold assets not invested in municipal bonds in (i) interest-bearing demand notes, (ii) bank savings accounts, (iii) high-grade money market securities (iv) U.S. Treasury securities or (v) securities of taxable or tax-exempt money market mutual funds. To the extent the Manager invests the Fund's asset in securities of money market mutual funds, you will pay fund operating expenses at both the Fund level and at the money market mutual fund level.

         The Fund may also invest in variable rate securities, such as inverse floaters, whose rates vary inversely with changes in market rates of interest. Investments in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of such securities and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

MONEY MARKET FUND

         In selecting securities for the Money Market Fund, the Manager seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund's assets must be rated in the highest short-term category by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO, if only one has issued a rating), and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories.

         The Fund may invest in securities that are not rated by an NRSRO if the Manager determines that such securities are of comparable quality to, and present a comparable amount of risk as, similar securities that have received a rating from an NRSRO.

--------------------------------------------------------------------------------
WHAT IS A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO)?

An NRSRO, such as Moody's or S&P, assigns ratings to securities based on its assessment of the creditworthiness of the issuers. The Statement of Additional Information has a detailed description of the various rating categories.
--------------------------------------------------------------------------------

         Among the securities that the Money Market Fund may invest in are the following:

- Securities issued or guaranteed by the U.S. Government or its agencies, including Treasury Bills, notes, and securities issued by U.S. government agencies such as the Federal National Mortgage Association.

- Commercial paper issued or guaranteed by U.S. corporations and certain other entities that are rated in the two highest rating categories of a NRSRO.

-    Repurchase agreements with certain parties.

- Certain obligations of large (more than $1 billion in total assets) U.S. banks and their subsidiaries (including, certain Canadian affiliates), including, but not limited to, bank notes, commercial paper, and certificates of deposit.

- Other short-term obligations issued by or guaranteed by U.S. corporations, state and municipal governments, or other entities.

-    Securities backed by mortgages, consumer loans and other assets.

         Given the types of securities that the Fund invests in, the level of risk associated with the Fund is lower than most other types of mutual funds. However every investment involves some kind of risk. To the extent that the Fund invests in certain securities (for example, repurchase agreements, when-issued securities or foreign money market securities), the Fund may be affected by additional risks.

OTHER RISKS OF INVESTING IN THE FUNDS

FOREIGN SECURITIES

Investments in foreign securities, including those of foreign governments, involve additional risks not normally present when investing in comparable domestic securities.

Some securities of foreign companies and governments may be traded in the U.S., such as American Depository Receipts ("ADRs"), but most are traded primarily in foreign markets. The risks of investing in foreign securities include:

CURRENCY RISK. For securities that are based in value on foreign currencies (including ADRs), a Fund must buy the local currency to buy a foreign security and sell the same local currency after it sells the security. Therefore, the value of that security to a Fund is affected by the value of the local currency relative to the U.S. currency. As a result, if the value of the local currency falls relative to U.S. currency, the value of that security falls, even if the security has not decreased in value in its home country.

POLITICAL AND ECONOMIC RISK. Foreign investments can be subject to greater political and economic risks. In some countries, there is the risk that the government may take over assets or operations of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries.

REGULATORY RISK. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to the U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, and it may be more difficult to obtain or enforce judgments against foreign entities.

MARKET RISKS. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

TRANSACTION COSTS. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as tax and custody costs, are generally higher than for domestic transactions.

PARTICULAR RISKS FOR DEVELOPING COUNTRIES. In general, the risks noted above are heightened for developing countries. In addition, certain developing countries have experienced substantial, and in some cases, rapidly fluctuating rates of inflation for a number of years. Inflation has, and may continue to have, a debilitating effect on the underlying economies of these countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

HIGH YIELD/HIGH RISK SECURITIES (JUNK BONDS)

These securities tend to offer higher yields than higher-rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers.

High yield fixed-income securities usually present greater risk of loss of income and principal than higher-rated securities. For example, because investors generally perceive that there are greater risks associated with investing in medium- or lower-rated securities, the yields and price of such securities may tend to fluctuate more than those of higher-rated securities. Moreover, in the lower-quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher-quality segments of the fixed-income securities market. The yield and price of medium-to lower-rated securities therefore may experience greater volatility than is the case with higher-rated securities.

Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Funds could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated securities therefore may be less than the prices used in calculating the Fund's net asset value.


MANAGING THE INVESTMENTS OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER



         State Farm Investment Management Corp. (the "Manager") serves as the investment adviser to each Fund. Subject to the supervision of the Board of the Trust, the Manager is responsible for overseeing the day to day operations and business affairs of the Trust, including monitoring the performance of each Master Portfolio. The Manager's principal office is located at Three State Farm Plaza, Bloomington, Illinois 61791-0001. The Manager is wholly-owned by State Farm Mutual Automobile Insurance Company. The Manager acts as investment adviser to a variety of other registered investment companies, and, as of December 31, 2000, was responsible for the management of in excess of $5.6 billion in assets.



         The Manager also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. The Manager furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses the Manager expressly assumes, including those noted above, each Fund otherwise pays for all of its own expenses.

         The Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and the Money Market Fund are each managed by a team of the Manager's employees (each an "Advisory Team"). Each Advisory Team makes the investment decisions for these Funds, subject to the oversight of the Board of the Trust.

INVESTMENT MANAGEMENT OF THE EQUITY INDEX FUNDS

         Each Equity Index Fund invests all of its assets in a Master Portfolio, each of which has substantially similar investment objectives, strategies and risks to the corresponding Equity Index Fund. Barclays is the investment adviser to the Master Portfolios. Barclays and its predecessors have been managing index mutual funds since 1973. Barclays is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of December 31, 2000, Barclays and its affiliates provided investment advisory services for over $801 billion of assets. For more information regarding Barclays, please read the section entitled "Investment Advisory Agreements - Between Barclays and the Master Portfolios" in the Trust's Statement of Additional Information.

INVESTMENT SUB-ADVISER FOR THE SMALL CAP EQUITY FUND AND INTERNATIONAL
EQUITY FUND

         The Manager has engaged Capital Guardian as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equity Fund and the International Equity Fund. As of December 31, 2000, Capital Guardian provided investment advisory services for over $121 billion of assets. Capital Guardian, an experienced investment management organization founded in 1968, serves as investment adviser to these funds and other funds. Capital Guardian, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, California 90071. For more information regarding Capital Guardian, please read the section entitled "Investment Advisory Agreements - Between the Manager and Capital Guardian" in the Trust's Statement of Additional Information.

         Capital Guardian manages the Small Cap Equity Fund and International Equity Fund using a system of multiple portfolio managers for each Fund. Under this approach, the portfolio of each Fund is divided into segments, each of which is managed by an individual manager. Managers decide how their respective segments will be invested, within the limits provided by a Fund's objective(s) and policies and by Capital Guardian's investment committee. In addition, Capital Guardian's research professionals may make investment decisions for a portion of a Fund's portfolio. The investment decisions for the Small Cap Equity Fund and the International Equity Fund are made by Capital Guardian, subject to the oversight of the Board of the Trust.

COMPENSATING THE MANAGER FOR ITS SERVICES

         Each Fund pays the Manager an investment advisory and management services fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly at the following annual rates:

--------------------------------------------------------------------------------
              FUND                                  RATE OF
                                                 ADVISORY FEE
--------------------------------------------------------------------------------
          Equity Fund                  0.60% of average daily net assets
--------------------------------------------------------------------------------
     Small Cap Equity Fund             0.80% of average daily net assets
--------------------------------------------------------------------------------
   International Equity Fund           0.80% of average daily net assets
--------------------------------------------------------------------------------
       S&P 500 Index Fund              0.20% of average daily net assets
--------------------------------------------------------------------------------
      Small Cap Index Fund             0.35% of average daily net assets
--------------------------------------------------------------------------------
    International Index Fund           0.50% of average daily net assets
--------------------------------------------------------------------------------
      Equity and Bond Fund                        None


--------------------------------------------------------------------------------
           Bond Fund                   0.10% of average daily net assets
--------------------------------------------------------------------------------
    Tax Advantaged Bond Fund           0.10% of average daily net assets
--------------------------------------------------------------------------------
       Money Market Fund               0.10% of average daily net assets
--------------------------------------------------------------------------------

         The Investment Advisory and Management Services Fee for the Equity Index Funds include the operating expenses of their corresponding Master Portfolio.

COMPENSATING CAPITAL GUARDIAN FOR ITS SERVICES

         The Manager pays Capital Guardian for its services to the Funds it manages at the rates shown in the table below:

        SMALL CAP EQUITY FUND:
        --------------------------------------------------------------------------------------------
        On the first $25 million.........................         0.75% of average daily net assets
        --------------------------------------------------------------------------------------------
        $25 million to $50 million.......................         0.60% of average daily net assets
        --------------------------------------------------------------------------------------------
        $50 million to $100 million......................         0.425% of average daily net assets
        --------------------------------------------------------------------------------------------
        Over $100 million................................         0.375% of average daily net assets
        --------------------------------------------------------------------------------------------

        INTERNATIONAL EQUITY FUND:
        --------------------------------------------------------------------------------------------
        On the first $25 million.........................         0.75% of average daily net assets
        --------------------------------------------------------------------------------------------
        $25 million to $50 million.......................         0.60% of average daily net assets
        --------------------------------------------------------------------------------------------
        $50 million to $250 million......................         0.425% of average daily net assets
        --------------------------------------------------------------------------------------------
        Over $250 million................................         0.375% of average daily net assets
        --------------------------------------------------------------------------------------------

For purposes of calculating the fees under the above schedules, other assets managed by Capital Guardian for companies associated with the Manager are taken into consideration according to Capital Guardian's fee aggregation and discount policies.

EQUITY INDEX FUNDS - COMPENSATION IN THE MASTER/FEEDER MUTUAL FUND STRUCTURE

The Equity Index Funds are feeder funds that invest all of their assets in Master Portfolios with substantially similar investment objectives, strategies and risks. Barclays provides investment guidance and policy direction for each Master Portfolio. For its services to the Master Portfolios, Barclays receives annual fees based on the following annual rates:

------------------------------------------------------------------------------------------------------------
                         FUND                                         ANNUAL MANAGEMENT FEE
------------------------------------------------------------------------------------------------------------
            S&P 500 Index Master Portfolio                   0.05% of average daily net assets
------------------------------------------------------------------------------------------------------------
         Russell 2000 Index Master Portfolio            0.10% of the average daily net assets, which
                                                               includes a 0.02% administrative fee
------------------------------------------------------------------------------------------------------------
         International Index Master Portfolio            0.25% of the average daily net assets, up to $1
                                                        billion, which includes a 0.10% administrative fee,
                                                           and 0.17% of the average daily net assets
                                                       thereafter, which includes a 0.07% administrative fee
------------------------------------------------------------------------------------------------------------

Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolios. Instead, the Master Portfolios track their respective indexes.

FEEDER FUND EXPENSES. Each Equity Index Fund bears its corresponding Master Portfolio's expenses in proportion to the amount of assets it invests in the corresponding Master Portfolio. Each Equity Index Fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS. Under the master/feeder structure, the Board of the Trust retains the right to withdraw the assets of an Equity Index Fund from a Master Portfolio if it believes doing so is in the best interests of the Equity Index Fund and its shareholders. If the Board withdraws assets of any Equity Index Fund, it would then consider whether that Fund should invest in another master portfolio or take other action.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



WHO CAN PURCHASE SHARES?

         Shares currently are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs.

         For the purposes of funding their Traditional, Roth, and Education IRAs, current insurance agents of the State Farm Insurance Companies who are also registered representatives of State Farm VP Management Corp.
("Registered State Farm Agents"), and the family members of such persons, may purchase shares. "Family member" means:

o  Legally married spouse

o  Lineal ascendants (e.g., parents, grandparents, etc.)

o Lineal descendants and their spouses (e.g., children, grandchildren, etc.) including stepchildren, court appointed foster children, and legally adopted children

         Registered State Farm Agents and family members who are plan sponsors/administrators/trustees/fiduciaries of a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Registered State Farm Agents and their family members who own (greater than 50%) or participate as an officer or director in a business which sponsors a qualified retirement plan and the participants of that plan qualify to purchase shares for that plan. Family members (as defined above) of Registered State Farm Agents who own a sole proprietorship which sponsors a qualified retirement plan and the participants of that plan may purchase shares for that plan.

GENERAL POLICIES FOR PURCHASING SHARES AND THE USE OF TELEPHONE AND THE INTERNET TO INITIATE TRANSACTIONS IN SHARES

         If eligible, you may buy shares of any of the Funds by submitting a written order directly to State Farm VP Management Corp. at the address listed below, by contacting a State Farm VP Management Corp. Investor Services Representative at 1-800-447-4930 from 7:00 a.m. through 7:00 p.m. (Central Time) Monday through Friday (except holidays), or via the internet.


         We will employ reasonable procedures to confirm that telephone and internet instructions are genuine. These procedures include recording telephone calls, requiring the use of a personal identification number for internet transactions, and sending you transaction confirmation statements. If the Manager and the Funds fail to comply with such procedures, they may be liable for any losses due to unauthorized or fraudulent instructions. However, the Funds, the Manager and their respective officers, directors, employees and agents will not be liable for acting upon instructions given, when reasonably believed to be genuine.

         During periods of volatile economic and market conditions, you may have difficulty initiating a transaction by telephone or by the internet, in which case you should consider sending in your request by letter.



         Telephone Transaction Privileges are automatically established for you unless you decline these privileges on the Application. If you currently do not have the Telephone Transaction Privileges but would like to sign up for these privileges, you may complete an Investor Account Services Form. Your signature on the Investor Account Services Form must be guaranteed (see "Signature Guarantee").



         Although the Application or the Investor Account Services Form authorize the Funds and the Manager to record all telephone instructions, the Funds may not honor telephone instructions unless permission to record is confirmed by the caller. Each Fund reserves the right at any time to suspend, limit, modify or terminate Telephone Transaction Privileges, but will not do so without giving you at least 30 days' prior written notice.

WHAT TYPE OF ACCOUNT WOULD YOU LIKE?

         BUSINESS, TRUST OR ORGANIZATION. This account is for a corporation, trust, association, partnership or similar institution. Along with your application, please enclose a certified corporate resolution or other appropriate documentation that indicates which officers, trustees or persons are authorized to act for the legal entity.

         TAX-QUALIFIED ACCOUNTS. A tax-qualified account enables you to defer taxes on investment income and capital appreciation. Your contributions may be tax-deductible. Tax-qualified accounts require a special application. Please call us at 1-800-447-4930 for more information about a tax-qualified account.

- TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA). You may invest up to $2,000 per tax year in an IRA if you are not age 70 1/2 by the end of the year and you have "earned" (non-investment) income. If your spouse has less than $2,000 in earned income, he or she may still contribute up to $2,000 in an IRA, so long as your combined earned income is at least $4,000 and you file a joint return.

- ROTH IRA. Compared to the traditional IRA, the Roth IRA has different eligibility requirements and tax treatment. If you're a single taxpayer with adjusted gross income up to $95,000, you may contribute up to $2,000 per year - or up to $4,000 per year if you're married with adjusted gross income up to $150,000 per year and you file a joint return. You also must have earned income at least equal to your contributions, as with a traditional IRA, but you can contribute to a Roth IRA even if you are 70 1/2 or older by the end of the year. Your contributions to a Roth IRA are not tax-deductible, but withdrawals are not taxable if your Roth IRA has been in force for at least five years and you: (1) are at least 59 1/2 years old, (2) have become disabled, (3) die or (4) use the proceeds (up to $10,000) to purchase a first home (subject to certain conditions). The amount you can contribute to a Roth IRA in any year is reduced by the amount you contribute to a traditional IRA, and vice-versa.

- SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA). If you have a small business or self employment income, this plan lets you make annual tax-deductible contributions of up to 15% of the first $170,000 of compensation for you and any eligible employees.



- SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA). Beginning June 1, 2001, 6/1/2001, SIMPLE IRAs will be available for employers with 100 or fewer employees. This plan allows employees to contribute up to the lesser of $6,500 or 100 percent of compensation. Employers must either match their employees' contributions (up to 3 percent of compensation) or make a non-elective contribution of 2 percent of compensation for all eligible employees. Self-employed persons are treated both as employees and employers for contribution purposes.



- EDUCATION IRAS. Allows individuals, subject to certain income limitations, to contribute up to $500 annually for a child under the age of 18. Although contributions to an Education IRA are not deductible for federal income tax purposes, the proceeds are generally not taxable provided withdrawals are used to pay for qualified higher education expenses. If contributions are made to a qualified state tuition program for a child, contributions may not be made to an Education IRA during that tax year.

- OTHER RETIREMENT PLANS. You may also use a Fund for corporate or self-employed retirement plans. The plan trustee must establish the appropriate account; the Funds do not offer prototypes of these plans. The trust or plan must be established before you can open an account. Please include the date of the trust or plan on the application.

         The above is just a summary of the types of retirement accounts available. When we send your retirement-account application, we will include the applicable IRA Disclosure Statement. It contains more detailed information about the requirements for specific IRA accounts.

         For more information about the tax advantages and consequences of these various IRAs and retirement plan accounts, please contact your tax advisor.

MINIMUM INVESTMENTS

         Your initial investment in any Fund must be at least $250, and any subsequent investment must be at least $50. The Funds may change the minimum investment amounts.

CALCULATING NET ASSET VALUE

         The offering price of the shares of each Fund is its Net Asset Value
(NAV). NAV is calculated by adding all of the assets of a Fund, subtracting the Fund's liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Fund. We calculate the NAV of the Equity Index Funds based on the NAVs of each corresponding Master Portfolio. Each are calculated on the same day.

         The NAV for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed. Each Fund values its assets at their current market value when market quotations are readily available. If a market value cannot be established, the Board of the Trust values assets in accordance with procedures approved by the Board of Trustees. Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Board of Trustees determines that this does not represent fair value.

         All investments by the International Equity Fund and International Index Fund are valued in U.S. dollars based on the then prevailing exchange rate. Because each of these international funds invest in securities that are listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities owned by these Funds may change on days when you will not be able to purchase or redeem the shares. Specific information about how the Funds value certain assets is set forth in the Statement of Additional Information.

         Investments in a Master Portfolio are valued based on an interestholder's proportionate ownership interest in the Master Portfolio's aggregate net assets as next determined after an order is received in proper form. The aggregate NAV of each Master Portfolio (i.e., the value of it's assets less liabilities) is determined as of 4:00 p.m. (Eastern time) on each day the New York Stock Exchange is open for business. The Master Portfolio's investments are valued each business day, typically by using available market quotations or at fair value determined in good faith by the Master Fund's Board of Trustees.

HOW TO BUY AND SELL SHARES



PERSONS PURCHASING, EXCHANGING OR SELLING SHARES THROUGH PLAN SPONSORS OR ADMINISTRATORS





         Retirement plan participants should refer to materials provided by their plan sponsor or plan administrator for information on how to invest in, exchange and redeem shares of the Funds.



         Plan sponsors or administrators who have made arrangements with the Trust may receive orders from their plan participants to purchase, exchange or redeem shares of the Funds, generally on each business day. That night, all orders received by that plan sponsor or plan administrator prior to 4:00 p.m. Eastern time on that day are aggregated, and the plan sponsor or plan administrator generally places a net purchase and/or redemption order(s) for shares of the Funds on the morning of the next business day. These orders are normally executed at the NAV that was computed for each Fund as of 4:00 p.m. Eastern time the previous day.

         Plan sponsors and plan administrators who choose not to enter into arrangements of the type described above will need to transmit orders for receipt by the Trust prior to 4:00 p.m. Eastern time in order for those orders to be executed at the NAV computed for that day.

         The Trust normally will wire redemption proceeds to the plan sponsor or plan administrator on the next business day after receipt of the redemption instructions by the Trust, but in no event later than seven days following receipt of such instructions. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.



         The Trust normally will wire redemption proceeds to the plan sponsor or plan administrator on the next business day after receipt of the redemption instructions by the Trust, but in no event later than seven days following receipt of such instructions. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.





         Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.





         In addition, the following are additional restrictions relating to redemptions for the Funds:





o  If your account value falls below the minimum investment amount (see p.
   36) the Fund may redeem your shares. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your account falls below $10, we may redeem your shares and send you the proceeds, without notice to you.





o Because servicing smaller accounts is very expensive, if your account balance falls below $500 on the last day of the calendar quarter through redemptions or any other reason, your account will be charged a low balance fee of $2.50 per quarter. The Funds may waive the fee, in their discretion, in the event of a significant market correction.





ALL OTHER PERSONS PURCHASING, EXCHANGING OR SELLING SHARES








         The preceding discussion relates to how persons purchase, exchange and sell shares through plan sponsors and plan administrators. The following discussion relates to how all other persons purchase, exchange, and sell shares.



         Purchase orders are effected at the net asset value per share next determined after receipt of the order in proper form by State Farm VP Management Corp. Receipt of an order in proper form means that State Farm VP Management Corp. has received the order and payment for shares.

         All checks should be made payable to State Farm Mutual Funds. Third-party checks will not be accepted. All payments should be in U.S. dollars and should be drawn only on U.S. banks. The Funds reserve the right to reject any purchase order.

OPENING AND ADDING TO AN ACCOUNT

         BY WRITING TO THE MANAGER. To open a new account in writing, complete and sign the Application and mail it to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548, together with a check made payable to "State Farm Mutual Funds" or a properly completed ACH authorization. You may obtain an Application by calling the State Farm VP Management Corp. call center at 1-800-447-4930. You may make subsequent investments at any time by mailing a check to the Manager, payable to State Farm Mutual Funds, along with the detachable investment slip found at the top of your confirmation statement. You may also send a letter of instruction indicating your account registration, account number and the Fund name.

         BY TELEPHONE. With the Telephone Investment Privilege, you can purchase additional Fund shares by having the Fund make an electronic withdrawal from your pre-designated bank account. To make a telephone investment, call 1-800-447-4930.

         BY THE INTERNET. Visit our web site at www.statefarm.com, and click on the "Mutual Funds" link. If you would like to open an account, print and complete the Application and mail it along with your personal check or an ACH authorization to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548. If you would like to add to your account that has already been established, follow the instructions presented on the screen.

         BY AUTOMATIC INVESTING. The automatic investment plan allows you to make regular investments in a Fund through automatic transfers from your bank account. To sign up, complete the appropriate section of the Application or get an Investor Account Services Form by calling 1-800-447-4930. You can make periodic investments of $50 or more by authorizing a Fund to withdraw funds from your bank or credit union account. There is no charge to participate in the automatic investment plan. You can stop the withdrawals at any time by notifying your State Farm VP Management Corp., by writing the Manager, or by contacting an Investor Services Representative at 1-800-447-4930.

         GENERAL POLICIES ON BUYING SHARES

- Your purchase order must be received by 4:00 p.m., Eastern Time to get that day's NAV.

- All checks must be payable in U.S. dollars, drawn on a U.S. bank and made payable to "State Farm Mutual Funds." Third-party checks will not be accepted.

- Unless you instruct otherwise, all of your income dividends and capital gain distributions will be reinvested in your account. You may, however, at any time request in writing, by calling 1-800-447-4930, or by visiting our website at www.statefarm.com to have your income dividends and capital gain distributions paid to you in cash.

-    Stock certificates will not be issued.

- The Manager will send to you by mail a confirmation of each transaction, other than purchases by the automatic investment plan method. You will receive confirmation of your purchases by the automatic investment plan method promptly after the end of each calendar quarter.

- Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund. No order to purchase shares is binding on a Fund until it has been confirmed in writing and the Fund has received payment.

- You are required by federal regulations to certify your taxpayer identification or Social Security number when opening your account. Failure to provide an identification number could subject you to backup withholding on any distributions, redemptions, or disbursements from your account. Further, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale.

HOW TO EXCHANGE SHARES

         You may exchange your shares for shares of another Fund as follows:

         IN WRITING. A written exchange request must be signed by all of the owners of the account, must be sent to the Manager, and must clearly indicate your account number, account registration and the Fund names and the number of shares or the dollar amount you wish to exchange. Send your request to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

         BY TELEPHONE. With the Telephone Exchange Privilege, you may call the Manager and request an exchange. You must identify the existing account by giving the Fund's name, registration of the account and account number, and must specify the dollar amount or number of shares to be exchanged and the Fund to which the exchange should be made.



         BY THE INTERNET. You can exchange shares of one Fund for another through our web site at www.statefarm.com. Just click on the "Mutual Funds" link at that site and follow the instructions presented on the screen.



         GENERAL POLICIES ON EXCHANGING SHARES

- An exchange will be effective on the day your request is received, if it is received by State Farm VP Management Corp. before the Funds calculate their NAVs on that day; a request received after the time the NAV is calculated will be effective at the next calculated NAV. All Funds calculate their NAVs as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern Time) or each day the NYSE is open for business.

- You have to meet the minimum investment requirements of the Fund into which you are exchanging.

- For all Funds, other than the Money Market Fund, you may make 4 exchanges out of the Fund during a calendar year. There is no charge for exchanges. After the fourth exchange out of a Fund during a calendar year, the Manager will not allow you to directly exchange shares from that Fund to another Fund.

- You may make an unlimited number of exchanges out of the Money Market Fund during a calendar year.

- Because excessive trading can hurt Fund performance and shareholders, the Funds may refuse any exchange purchase if: (1) the Manager believes the Fund would be harmed or unable to invest effectively; or (2) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

- You can only exchange shares if the Fund has received good payment for those shares.

- An exchange is a sale of shares from one Fund and the purchase of shares of another Fund for federal income tax purposes, which may produce a taxable gain or loss in a taxable account.

- Before making an exchange please read the description of the Fund to be purchased in this prospectus.

- The Trust may terminate or modify the exchange program at any time, but the Trust will seek to give shareholders at least 60 days notice prior to such change.

HOW TO REDEEM FUND SHARES

         You may redeem shares of any of the Funds by contacting State Farm VP Management Corp., by sending a written request, by telephone, by using our systematic withdrawal program, or by exchanging into another Fund.

         IN WRITING. You may redeem all or any portion of your shares by sending a written request to the Manager:

                             State Farm Mutual Funds
                                 P.O. Box 219548
                        Kansas City, Missouri 64121-9548

         Your redemption request must clearly identify the exact name in which your account is registered, your account number, the Fund name and the number of shares or dollar amount you wish to redeem.

         The shareowner of record must sign the redemption request. The Fund reserves the right to require further documentation in order to verify the authority of the person seeking to redeem. If you request a redemption of more than $100,000, your signature, must be guaranteed as described under "Signature Guarantee."

         Redemption proceeds you request in writing normally will be sent by check to your address of record. If you give specific instructions in your written redemption request, and your signature is guaranteed as described under "Signature Guarantee," you may have the proceeds sent to another payee or to an address other than the address of record. If you request expedited delivery of the redemption proceeds, a fee of $15.00 will be deducted from your redemption proceeds.

         BY TELEPHONE. With the Telephone Redemption Privilege, you can redeem shares by calling 1-800-447-4930. You may redeem shares by telephone up to and including $100,000 if the proceeds are to be sent to the address of record, or you may redeem up to the entire value of your account if the proceeds are to be electronically transferred to a pre-designated bank account.

         BY THE INTERNET. Visit our website at www.statefarm.com, click on the "Mutual Funds" link, and follow the instructions presented on the screen.

         SYSTEMATIC WITHDRAWAL PROGRAM. If you own $5,000 or more of a Fund's shares at the current net asset value, you may have a specified dollar amount withdrawn from your account, payable to you or to another designated payee on a monthly, quarterly or annual basis of $100 or more. Because withdrawals are sales, they may produce a gain or loss. You should not purchase additional shares at the same time that you are participating in the systematic withdrawal plan.

         The Funds reserve the right to amend the systematic withdrawal program on 30 days' notice. The program may be terminated at any time by a shareowner or by a Fund. For more information contact State Farm VP Management Corp. or the Manager at the address shown above.

         GENERAL REDEMPTION POLICIES

- Each Fund will redeem shares at the Fund's net asset value next determined after receipt by the Fund of a proper request for redemption.

- A Fund generally will redeem shares in cash or electronic transfer. Redemptions of more than $500,000 of a Fund's assets during any 90-day period by one shareowner will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is paid in-kind, the redeeming shareowner may incur brokerage fees in selling the securities received.

- Payment for shares redeemed will be mailed within seven days after the Fund receives a redemption request, either in writing, or by telephone, in proper form.

- If you try to redeem shares paid for by check or electronic transfer within 15 days after they have been purchased, the Fund may delay sending the redemption proceeds until it can verify that payment of the purchase price for the shares has been, or will be, collected.

- Each Fund may suspend the right of redemption or postpone a redemption payment more than seven days during any period when (a) the NYSE is closed for other than customary weekend and holiday closings, (b) trading on the NYSE is restricted, (c) there are emergency circumstances as determined by the Securities and Exchange Commission, or (d) the Securities and Exchange Commission has by order permitted such suspension for the protection of shareowners of the Fund; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether any condition prescribed in (b) through (d) exists.

- Once the Manager has received and accepted your redemption request, you may not cancel or revoke it. We cannot accept a redemption request that specifies a particular date or price or any other conditions.

- You may change your address of record by calling 1-800-447-4930, or by sending a written request to the Manager. If you request an address change by telephone, redemption proceeds will be sent to the former address during the fifteen day period after the Manager receives your request.



- For IRA non-systematic withdrawals a shareholder should complete the Distribution Request Form which can be obtained by calling 1-800-447-4930 or by visiting our website at www.statefarm.com-TM-.



- If you request, redemption proceeds will be sent electronically to your pre-designated bank account. The electronic transfer will be completed either through the ACH method or through the wire transfer method, whichever you choose. With the ACH method the redemption proceeds will usually be deposited in your pre-designated bank account within one or two business days after the processing of the redemption request. With the wire transfer method, the redemption proceeds will usually be deposited in your pre-designated bank account on the next business day after the receipt of the redemption request. If you choose electronic deposit of your proceeds using the wire transfer method, the Manager will charge you a $15.00 fee, and this fee will be subtracted from your redemption proceeds. There currently is no charge for electronic transfer of redemption proceeds using the ACH method. Your bank may charge additional fees for electronic transfers you initiate. The wire transfer method is not available to shareowners participating in the systematic withdrawal program. To change the bank or account designated to receive your redemption proceeds, send a written request (not by fax) signed by each shareowner with each signature guaranteed as described in this prospectus under "Signature guarantee" to:

              State Farm Mutual Funds
              P.O. Box 219548
              Kansas City, Missouri 64121-9548

     If the registered owner(s) of the new bank account is/are the same as the registered owner(s) of the former bank account, no signature guarantee is necessary.



- If your account value falls below the minimum investment amount (see p.36) and you are not participating in the automatic investment program, the Fund may redeem your shares and send the proceeds to you at your registered address. You will receive notice that we intend to do this at least 30 days in advance so that you may increase the balance in your account if you choose. If your account falls below $10, we may redeem your shares and send you the proceeds, without notice to you.



- Because servicing smaller accounts is very expensive, if your account balance falls below $500 on the last day of the calendar quarter through redemptions or any other reason, your account will be charged a low balance fee of $2.50 per quarter. The low balance fee does not apply (1) if your accounts in all the State Farm Funds have a combined value of $500 or more,
     (2) to IRAs or other prototype retirement plans, (3) accounts participating in the automatic investment plan or (4) omnibus or nominee accounts. The Funds may waive the fee, in their discretion, in the event of a significant market correction.

         SIGNATURE GUARANTEE

         A signature guarantee is a written representation, signed by an officer or authorized employee of the guarantor, that the signature of the shareowner is genuine. The guarantor must be an institution authorized to guarantee signatures by applicable state law. Such institutions include banks, broker-dealers, savings and loan associations and credit unions. A notary public cannot provide a signature guarantee.

         The signature guarantee must appear, together with the signature of each registered owner, either

- on the written request for redemption that exceeds $100,000, which clearly identifies the exact name in which the account is registered, the account number, the Fund name and the number of shares or the dollar amount to be redeemed;

- on a separate "stock power," an instrument of assignment which should specify the total number of shares to be exchanged or redeemed (this stock power may be obtained from most banks and stock brokers); If you request that a redemption check be made payable to anyone other than the shareholder of record, that request must be signed and accompanied by a signature guarantee of the registered owner;

- If you request that a redemption check be mailed to an address other than the address of record, that request must be signed and accompanied by a signature guarantee of the registered owner; or

- on the Investor Account Services Form used to establish the Telephone Investment, Redemption and/or Exchange Privilege(s), and on the Investor Account Services Form used to change the pre-designated bank account into which redemption proceeds may be deposited. If pre-designated bank account information is changed but the registered owner(s) of the bank account remains the same, no signature guarantee will be required.



         SHARED DELIVERY OF PROSPECTUS AND FUND REPORTS. The rules governing mutual funds require each of the Funds semiannually to furnish to its shareowners a report containing that Fund's financial statements and the Funds generally send each new prospectus to all shareowners. The Funds also send proxy statements to shareowners whenever there is a shareowners' meeting. Each Fund intends to send one copy of each report, prospectus and proxy statement to an address shared by more than one shareowner (commonly referred to as "householding" delivery). By signing the Account Application, you consent to the "householded" delivery of the reports, prospectuses and proxy statements unless and until you revoke your consent by notifying the Fund as set forth below.





         REVOCATION OF SHARED DELIVERY. If you want to receive an individual copy (rather than a shared or "householded" copy) of a Fund's report, prospectus or proxy statement contact the Manager to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 2194548, Kansas City, Missouri 64121-9548 or by telephone at 1-800-447-4930.
You may revoke your consent at any time. The Fund will commence sending individual copies within 30 days after it receives notice that you have revoked your consent.



DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

         Each Fund intends to distribute substantially all of its net investment income and any net capital gain realized from sales of its portfolio securities.

         The Equity Fund, Equity Index Funds, Small Cap Equity Fund, Equity and Bond Fund and International Equity Fund declare and pay dividends and capital gain distributions, if any, at least annually.

         The Bond Fund, the Money Market Fund, and the Tax Advantaged Bond Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

         All dividends and capital gain distributions from a Fund are automatically reinvested in shares of that Fund on the reinvestment date, unless you previously have elected to receive dividends and distributions in cash. If the total dividend is less than $10 for an account owner of a Fund, the dividend will automatically be reinvested in additional shares of the Fund.

         TAXES ON DISTRIBUTIONS. Distributions from each Fund, other than the Tax Advantaged Bond Fund, are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the United States, your distributions may also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares.

         The dividends from the Tax Advantaged Bond Fund will largely be exempt from regular federal income tax, because the Tax Advantaged Bond Fund invests primarily in municipal bonds. A portion of the Tax Advantaged Bond Fund's dividends may be subject to the federal alternative minimum tax (AMT). Tax Advantaged Bond Fund dividends may be subject to state and local taxes. Tax Advantaged Bond Fund will provide you annually with the state-by-state sources of its income.

         For federal tax purposes, a Fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains, no matter how long you have held your Fund shares.
                                      -37-

FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of each Fund. Because the Institutional shares have not yet commenced operations, information is shown for each Fund's Class A and Class B shares for the period indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young, LLP, whose report, along with each Fund's financial statements, is included in the December 31, 2000 annual report. The annual report may be obtained from the Funds upon request without charge.

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):


                                                        EQUITY FUND




                                                                                   CLASS A                   CLASS B
                                                                          -----------------------   ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)                       (0.53)                    (0.53)
                                                                                      ------                    ------
Total from investment operations                                                       (0.52)                    (0.52)
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income                                                                  (0.01)                    (0.01)
                                                                                      ------                    ------
Total distributions                                                                    (0.01)                    (0.01)
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.47                    $ 9.47
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                        -5.17%                    -5.17%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)(b)                                               $ 24.2                    $ 24.2
Ratio of expenses to average net assets(b)                                              0.81%                     0.81%
Ratio of net investment income to average net assets(b)                                 0.86%                     0.86%
Portfolio turnover rate(b)                                                                 0%                        0%


----------------

(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                   SMALL CAP EQUITY FUND




                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             DECEMBER 5, 2000 TO       DECEMBER 5, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                                                   0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)                       (0.22)                    (0.22)
                                                                                      ------                    ------
Total from investment operations                                                       (0.21)                    (0.21)
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income                                                                  (0.01)                    (0.01)
                                                                                      ------                    ------
Total distributions                                                                    (0.01)                    (0.01)
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.78                    $ 9.78
                                                                                      ======                    ======
TOTAL RETURN(a)                                                                        -2.13%                    -2.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 24.5                    $ 24.5
Ratio of expenses to average net assets(b)                                              1.40%                     1.55%
Ratio of expenses to average net assets, absent of expense limitation(b)                1.55%                     1.55%
Ratio of net investment income to average net assets(b)                                 1.02%                     0.87%
Portfolio turnover rate(b)                                                                15%                       15%


----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                 INTERNATIONAL EQUITY FUND



                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             DECEMBER 5, 2000 TO       DECEMBER 5, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)                       (0.36)                    (0.36)
                                                                                      ------                    ------
Total from investment operations                                                       (0.36)                    (0.36)
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income(a)                                                                0.00                      0.00
                                                                                      ------                    ------
Total Distributions                                                                     0.00                      0.00
                                                                                      ------                    ------
Net asset value, end of period                                                       $  9.64                   $  9.64
                                                                                      ======                    ======
TOTAL RETURN(b)                                                                        -3.56%                    -3.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                $  24.1                   $  24.1
Ratio of expenses to average net assets(c)                                              1.50%                     1.90%
Ratio of expenses to average net assets, absent of expense limitation(c)                2.05%                     2.05%
Ratio of net investment income to average net assets(c)                                 0.71%                     0.31%
Portfolio turnover rate(c)                                                                 6%                        6%


----------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                    S&P 500 INDEX FUND




                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 18, 2000 TO      DECEMBER 18, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(e)                                                                0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)(e)                    (0.02)                    (0.02)
                                                                                      ------                    ------
Total from investment operations                                                       (0.02)                    (0.02)
                                                                                      ------                    ------


LESS DISTRIBUTIONS
Net investment income(a)                                                                0.00                      0.00
                                                                                      ------                    ------
Total distributions                                                                     0.00                      0.00
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.98                    $ 9.98
                                                                                      ======                    ======

TOTAL RETURN(b)                                                                        -0.19%                    -0.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 25.0                    $ 24.9
Ratio of expenses to average net assets(c)(e)                                           0.80%                     1.20%
Ratio of expenses to average net assets, absent of expense limitation(c)(e)             2.96%                     2.96%
Ratio of net investment income to average net assets(c)(e)                              0.41%                     0.01%
Portfolio Turnover Rate(d)                                                                10%                       10%


----------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.
(d) Amount represents the portfolio turnover rate of the Master Index
    Portfolio for the period ended December 31, 2000.
(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.05% and 1.16%, respectively, relating to the Master Index Portfolio.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                   SMALL CAP INDEX FUND


                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 18, 2000 TO      DECEMBER 18, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(d)                                                                0.01                      0.01
Net gain or (loss) on investments (both realized and unrealized)(d)                     0.43                      0.43
                                                                                      ------                    ------
Total from investment operations                                                        0.44                      0.44
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.01)                    (0.01)
                                                                                      ------                    ------
Total distributions                                                                    (0.01)                    (0.01)
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.43                    $10.43
                                                                                      ======                    ======


TOTAL RETURN(a)                                                                         4.36%                     4.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                $  26.1                   $  26.1
Ratio of expenses to average net assets(b)(d)                                           0.95%                     1.35%
Ratio of expenses to average net assets, absent of expense limitation(b)(d)             3.21%                     3.21%
Ratio of net investment income to average net assets(b)(d)                              2.75%                     2.37%
Portfolio turnover rate(c)                                                                 0%                        0%


----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.
(c) The amount, which rounds to less than 1%, represents the portfolio turnover rate of the Master Index Portfolio for the period ended December 31, 2000.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.09% and 3.62%, respectively, relating to the Master Index Portfolio.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                 INTERNATIONAL INDEX FUND



                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 18, 2000 TO      DECEMBER 18, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(e)                                                                0.00                      0.00
Net gain or (loss) on investments (both realized and unrealized)(e)                     0.15                      0.15
                                                                                      ------                    ------
Total from investment operations                                                        0.15                      0.15
                                                                                      ------                    ------
LESS DISTRIBUTIONS
Net investment income(a)                                                                0.00                      0.00
                                                                                      ------                    ------
Total distributions                                                                     0.00                      0.00
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.15                    $10.15
                                                                                      ======                    ======

TOTAL RETURN(b)                                                                         1.51%                     1.50%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 25.4                    $ 25.4
Ratio of expenses to average net assets(c)(e)                                           1.15%                     1.55%
Ratio of expenses to average net assets, absent of expense limitation(c)(e)             3.36%                     3.36%
Ratio of net investment income to average net assets(c)(e)                              0.67%                     0.27%
Portfolio turnover rate(d)                                                                45%                       45%


----------------
(a) Distributions represent less than $0.01 per share.
(b) Total return is not annualized, and sales charges are not reflected in total return.
(c) Determined on an annualized basis.
(d) Amount represents the portfolio turnover rate of the Master Index
    Portfolio for the period ended December 31, 2000.
(e) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Index Portfolio. The expense and net investment income ratios include 0.25% and 1.58%, respectively, relating to the Master Index Portfolio.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                   EQUITY AND BOND FUND



                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.05                      0.05
Net gain or (loss) on investments (both realized and unrealized)                       (0.22)                    (0.22)
                                                                                      ------                    ------
Total from investment operations                                                       (0.17)                    (0.17)
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.05)                    (0.05)
                                                                                      ------                    ------
Total distributions                                                                    (0.05)                    (0.05)
                                                                                      ------                    ------
Net asset value, end of period                                                        $ 9.78                    $ 9.78
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                        -1.71%                    -1.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 24.6                    $ 24.6
Ratio of expenses to average net assets(b)                                              0.00%                     0.00%
Ratio of expenses to average net assets, absent of expense limitation(b)                0.21%                     0.21%
Ratio of net investment income to average net assets(b)                                 3.04%                     3.04%
Portfolio turnover rate(b)                                                                11%                       11%



----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                         BOND FUND



                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.10                      0.10
Net gain or (loss) on investments (both realized and unrealized)                        0.25                      0.25
                                                                                      ------                    ------
Total from investment operations                                                        0.35                      0.35
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.10)                    (0.10)
                                                                                      ------                    ------
Total distributions                                                                    (0.10)                    (0.10)
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.25                    $10.25
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                         3.54%                     3.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 25.5                    $ 25.4
Ratio of expenses to average net assets(b)                                              0.29%                     0.29%
Ratio of net investment income to average net assets(b)                                 6.35%                     6.35%
Portfolio turnover rate(b)                                                               190%                      190%



----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                 TAX ADVANTAGED BOND FUND



                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                             OCTOBER 31, 2000 TO       OCTOBER 31, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $10.00                    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                   0.09                      0.09
Net gain or (loss) on investments (both realized and unrealized)                        0.29                      0.29
                                                                                      ------                    ------
Total from investment operations                                                        0.38                      0.38
                                                                                      ------                    ------

LESS DISTRIBUTIONS
Net investment income                                                                  (0.09)                    (0.09)
                                                                                      ------                    ------
Total distributions                                                                    (0.09)                    (0.09)
                                                                                      ------                    ------
Net asset value, end of period                                                        $10.29                    $10.29
                                                                                      ======                    ======

TOTAL RETURN(a)                                                                         3.79%                     3.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 26.0                    $ 26.0
Ratio of expenses to average net assets(b)                                              0.36%                     0.36%
Ratio of net investment income to average net assets(b)                                 5.47%                     5.47%
Portfolio turnover rate(b)                                                                 0%                        0%


----------------
(a) Total return is not annualized, and sales charges are not reflected in total return.
(b) Determined on an annualized basis.

FINANCIAL HIGHLIGHTS continued

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):

                                                     MONEY MARKET FUND

                                                                                   CLASS A                   CLASS B
                                                                          ------------------------  ------------------------
                                                                              FROM COMMENCEMENT         FROM COMMENCEMENT
                                                                          OF INVESTMENT OPERATIONS  OF INVESTMENT OPERATIONS
                                                                            DECEMBER 12, 2000 TO      DECEMBER 12, 2000 TO
                                                                              DECEMBER 31, 2000         DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $1.00                     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                                                               0.00                      0.00
                                                                                      -----                     -----
Total from investment operations                                                       0.00                      0.00
                                                                                      -----                     -----

LESS DISTRIBUTIONS
Net investment income(a)                                                               0.00                      0.00
                                                                                      -----                     -----
Total distributions                                                                    0.00                      0.00
                                                                                      -----                     -----
Net asset value, end of period                                                        $1.00                     $1.00
                                                                                      =====                     =====

TOTAL RETURN(B)                                                                        0.29%                     0.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (millions)                                                  $ 5.0                     $ 5.0
Ratio of expenses to average net assets(c)                                             0.60%                     1.00%
Ratio of expenses to average net assets, absent of expense limitation(c)               1.93%                     1.93%
Ratio of net investment income to average net assets(c)                                5.94%                     5.54%

----------------
(a) Net investment income and distributions represent less than $0.01 per share.
(b) Total return is not annualized.
(c) Determined on an annualized basis.

         Every January, the Funds will send you and the IRS a statement called Form 1099 showing the sources and amounts of taxable distributions you received in the previous calendar year.

         FOREIGN TAXES. A Fund may receive income from sources in foreign countries, and that income may be subject to foreign taxes at its source. If your Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce that Fund's dividend, but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. It is expected that only International Equity Fund and International Index Fund may qualify for this election. We will send you detailed information about the foreign tax credit or deduction each year.

         TAXES ON TRANSACTIONS. A redemption is a sale for federal income tax purposes. Your redemption proceeds may be more or less than your cost depending upon the net asset value at the time of the redemption and, as a result, you may realize a capital gain or loss. Gain or loss is computed on the difference between the amount you receive in exchange for the shares redeemed and their basis.

         An exchange of any Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares at their fair market value and any gain on the transaction may be subject to federal income tax.

         Whenever you sell shares of a Fund, you will receive a confirmation statement showing how many shares you sold and at what price. You also will receive a year-end statement every January. This will allow you or your tax preparer to determine the tax consequences of each redemption. However, be sure to keep your regular account statements; their information will be essential in calculating the amount of your capital gains or losses.

         To invest in any of the Funds, you must be a U.S. resident with a social security or taxpayer identification number. When you sign your account application, you must certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding. If you fail to comply with this procedure, the Fund must withhold 31% of your taxable distributions and redemptions.

         Participants in tax-qualified retirement plans generally will not be subject to federal tax liability on either dividend and capital gain distributions from the Funds or redemption of shares of the Funds. Rather, participants in such plans will be taxed when they begin taking distributions from their retirement plans. There are various restrictions on eligibility, contributions and withdrawals, depending on the type of tax-qualified retirement plan. You should consult with a tax professional on the specific rules governing your own plan.

                                   APPENDIX A


-----------------------------------------------------------------------------------------------------------------------------------
                                                 Small                           Small               Equity
                                                 Cap                             Cap                 and          Tax        Money
                                          Equity Equity International S&P 500    Index International Bond    Bond Advantaged Market
                                          Fund   Fund   Equity Fund   Index Fund Fund  Index Fund    Fund    Fund Bond Fund  Fund
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS  y - PERMITTED  n - NOT PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities                            n      n      n             y          n     n             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                    n      n      n             n          n     n             y       y      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations
and Multiclass Pass-Through Securities     n      n      n             n          n     n             y       y      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities          n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Pass-Through Securities           n      n      n             n          n     n             y       y      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities        n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Securities                       y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Loans and Other Direct Indebtedness        n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Lower Rated Bonds                          n      n      n             n          n     n             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds                            n      n      n             n          n     n             n       n      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Speculative Bonds                          n      n      n             n          n     n             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                 y      y      y             y          y     y             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Variable and Floating Rate Obligations     n      n      n             y          y     y             n       n      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Zero Coupon Bonds                          n      n      n             n          n     n             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Equity Securities                          y      y      y             y          y     y             y       y      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities Exposure                y      y      y             n          n     y             y       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Depositary Receipts                        y      y      y             n          n     y             y       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Dollar-Denominated Foreign Money
Market Securities                          y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                           n      n      y             n          n     y             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Securities                         y      y      y             n          n     y             y       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Forward Contracts                          y      y      y             n          n     y             y       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Futures Contracts                          n      n      n             y          y     y             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Indexed Securities/Structured Products     n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Inverse Floating Rate Obligations          n      n      n             n          n     n             n       n      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Other Investment Companies
-----------------------------------------------------------------------------------------------------------------------------------
     Open-End                              y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
     Closed-End                            y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Lending of Portfolio Securities            y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Leveraging Transactions                    y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Bank Borrowings                            y      y      y             n          n     n             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage "Dollar-Roll" Transactions        n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                 Small                           Small               Equity
                                                 Cap                             Cap                 and          Tax        Money
                                          Equity Equity International S&P 500    Index International Bond    Bond Advantaged Market
                                          Fund   Fund   Equity Fund   Index Fund Fund  Index Fund    Fund    Fund Bond Fund  Fund
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOLS  y - PERMITTED  n - NOT PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements              y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Options                                    n      n      n             y          y     y             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Options on Foreign Currencies              n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Options on Futures Contracts               n      n      n             y          y     y             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Options on Securities                      n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Options on Stock Indices                   n      n      n             y          y     y             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Reset Options                              n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
"Yield Curve" Options                      n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                      y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Restricted Securities                      y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box                n      n      n             n          n     n             n       n      n         n
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Instruments                     y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Swaps and Related Derivative Instruments   n      n      n             n          n     n             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Temporary Borrowings                       y      y      y             n          n     n             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------
Temporary Defensive Positions              y      y      y             n          n     n             y       y      y         n
-----------------------------------------------------------------------------------------------------------------------------------
Warrants                                   n      y      y             y          y     y             y       y      n         n
-----------------------------------------------------------------------------------------------------------------------------------
"When-issued" Securities                   y      y      y             y          y     y             y       y      y         y
-----------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

         For investors who would like more information about the Funds, the following documents are available free upon request.



         STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains additional information about all aspects of the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated in this prospectus by reference except for the information in the section of the SAI entitled "Financial Statements."



               TO OBTAIN THE SAI WITHOUT CHARGE, YOU MAY WRITE TO
               STATE FARM INVESTMENT MANAGEMENT CORP. AT ONE STATE FARM PLAZA, BLOOMINGTON, IL 61710-0001 OR CALL US AT 1-800-447-4930.

         PUBLIC INFORMATION. You can review and copy information about the Trust and each Fund, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-202-942-8090. Reports and other information about the Trust and the Funds also are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

INVESTMENT CO. ACT FILE NO. 811-10027

================================================================================


                          STATE FARM MUTUAL FUND TRUST

                             STATE FARM EQUITY FUND
                        STATE FARM SMALL CAP EQUITY FUND
                      STATE FARM INTERNATIONAL EQUITY FUND
                          STATE FARM S&P 500 INDEX FUND
                         STATE FARM SMALL CAP INDEX FUND
                       STATE FARM INTERNATIONAL INDEX FUND
                         STATE FARM EQUITY AND BOND FUND
                              STATE FARM BOND FUND
                       STATE FARM TAX ADVANTAGED BOND FUND
                          STATE FARM MONEY MARKET FUND


                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 (309) 766-2029

                       STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 2001

This Statement of Additional Information is not a prospectus but provides information that you should read in conjunction with the State Farm Mutual Fund Trust prospectus (the "Prospectus") dated the same date as this Statement of Additional Information. You may obtain a copy of the Prospectus at no charge by writing or telephoning State Farm Mutual Fund Trust at the address or telephone number shown above.

                                TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                               ----
INFORMATION ABOUT THE FUNDS.......................................................................................1
INVESTMENT OBJECTIVES.............................................................................................1
INVESTMENT TECHNIQUES AND RISKS...................................................................................2
         Equity Securities........................................................................................2
         Debt Securities..........................................................................................3
         Convertible Securities...................................................................................4
         U.S. Government Securities...............................................................................4
         Floating- and Variable-Rate Obligations..................................................................5
         Letters of Credit........................................................................................6
         Foreign Securities.......................................................................................6
         Stock Index Futures and Options On Stock Index Futures Contracts........................................13
         Interest Rate Futures Contracts and Related Options.....................................................15
         Warrants................................................................................................17
         Municipal Bonds.........................................................................................18
         Mortgage-Backed Securities..............................................................................18
         Asset-Backed Securities.................................................................................20
         Money Market Fund.......................................................................................20
         Foreign Money Market Instruments........................................................................21
         Cash and Cash Equivalents...............................................................................22
         Repurchase Agreements...................................................................................22
         Privately Issued Securities.............................................................................22
         Forward Commitments, When-Issued And Delayed Delivery Securities........................................23
         Loans Of Portfolio Securities...........................................................................24
         Defensive Investments...................................................................................24
INVESTMENT POLICIES AND RESTRICTIONS.............................................................................25
         Fundamental Restrictions................................................................................25
         Non-Fundamental Restrictions............................................................................27
         Operating Policies of the S&P 500 Index Master Portfolios and International Index Master Portfolio......28
         Operating Policies of the Russell 2000 Master Portfolio.................................................30
MORE ABOUT THE EQUITY INDEX FUNDS................................................................................32
         Master/Feeder Structure.................................................................................32
         Selection of Investments for the Master Portfolio.......................................................34
         Tracking Error..........................................................................................34
         Relationship With the Index Providers...................................................................35
         Standard & Poor's.......................................................................................35
         Russell 2000............................................................................................35
         EAFE Index..............................................................................................36
TRUSTEES AND OFFICERS............................................................................................37
INVESTMENT ADVISORY AGREEMENTS...................................................................................45
         Between the Trust and the Manager.......................................................................45



         Between Barclays and the Master Portfolios..............................................................48
         Between the Manager and Capital Guardian................................................................49
SECURITIES ACTIVITIES OF THE MANAGER, CAPITAL GUARDIAN AND BARCLAYS..............................................50
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................51
         The Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund........51
         Equity Index Funds......................................................................................51
         Small Cap Equity Fund and International Equity Fund.....................................................52
PORTFOLIO TURNOVER...............................................................................................52
DETERMINATION OF NET ASSET VALUE.................................................................................53
PERFORMANCE INFORMATION..........................................................................................55
PURCHASE AND REDEMPTION OF FUND SHARES...........................................................................58
DISTRIBUTION EXPENSES............................................................................................58
OTHER SERVICE PROVIDERS..........................................................................................59
         Custodians..............................................................................................59
         Transfer Agent..........................................................................................59
         Independent Auditors....................................................................................60
TAXES............................................................................................................60
         General Tax Information.................................................................................60
CODE OF ETHICS...................................................................................................65
SHARES...........................................................................................................65
         Voting Rights...........................................................................................66
FINANCIAL STATEMENTS.............................................................................................67
APPENDIX A:  DESCRIPTION OF BOND RATINGS..........................................................................1


INFORMATION ABOUT THE FUNDS

         State Farm Mutual Fund Trust ("the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on June 8, 2000. The Trust consists of ten separate funds, each of which has its own investment objective, investment policies, restrictions and risks (each a "Fund," and collectively, the "Funds").

         The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. By investing in a Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, you share pro-rata in any losses of that Fund. Each Fund offers three classes of shares: Class A, Class B and Institutional shares.

         Three of the Funds - State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund and State Farm International Index Fund (together, the "Equity Index Funds") - seek to achieve their respective investment objectives by investing all of their assets in the S&P 500 Index Master Portfolio, Russell 2000 Index Master Portfolio and International Index Master Portfolio (each a "Master Portfolio"), respectively, each of which is a series of Master Investment Portfolio (the "Master Fund"), an open-end, management investment company. Each Master Portfolio has substantially the same investment objective as the corresponding Equity Index Fund. Any Equity Index Fund may withdraw its investment in a corresponding Master Portfolio at any time if the Board of Trustees of the Trust determines that such action is in the best interests of the respective Equity Index Fund and its shareholders. Upon such withdrawal, the Board of Trustees would consider alternative investments, including investing all of an Equity Index Fund's assets in another investment company with the same investment objective as the Equity Index Fund or hiring an investment adviser to manage the Equity Index Fund's assets in accordance with the investment policies and restrictions described in the Trust's prospectus and this Statement of Additional Information.

         Each Fund (including the Equity Index Funds through their investment in the Master Portfolios, and the Equity and Bond Fund through its investment in the Equity Fund and the Bond Fund) is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). State Farm Investment Management Corp. (the "Manager") is the investment adviser to each of the Funds.

INVESTMENT OBJECTIVES

         The investment objective of each Fund is set forth and described in the Prospectus. The investment objective of each Fund may be changed by the Board of Trustees of the Trust without the approval of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of each Fund. Should the investment objective of any Fund change, the Trust will provide investors with thirty days' prior notice of the change.

INVESTMENT TECHNIQUES AND RISKS

         In addition to the investment objective of each Fund, the policies and certain techniques by which the Funds pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation set forth in the Prospectus.

         To the extent set forth in this Statement of Additional Information, each Equity Index Fund through its investment in a corresponding Master Portfolio may invest in the securities described below. To avoid the need to refer to both the Equity Index Funds and the Master Portfolio in every instance, the following sections generally refer to the Funds or Equity Index Funds only.

EQUITY SECURITIES

         Each of the Equity Fund, Small Cap Equity Fund, International Equity Fund, Equity and Bond Fund (through the Equity Fund), and Equity Index Funds invest in common stocks, which represent an equity interest (ownership) in a business. This ownership interest often gives these Funds the right to vote on measures affecting the company's organization and operations. These Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks (discussed below). Over time, common stocks historically have provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, these Funds should be considered long-term investments, designed to provide the best results when held for several years or more. These Funds may not be suitable investments if you have a short-term investment horizon or are uncomfortable with an investment whose value is likely to vary substantially.

         The Small Cap Equity Fund's and the Small Cap Index Fund's investments in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. In addition, transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies.

         Because the Small Cap Equity Fund and Small Cap Index Fund emphasize the stocks of issuers with smaller market capitalizations, each can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks.

DEBT SECURITIES

         Under normal circumstances, the Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Tax Advantaged Bond Fund may invest in debt securities of corporate and governmental issuers, including "investment grade" securities (securities within the four highest grades (AAA/Aaa to BBB/Baa) assigned by Moody's Investor Services, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P")) and lower-rated securities (securities rated BB or lower by S&P or Ba or lower by Moody's, commonly called "junk bonds"), and securities that are not rated, but are of comparable quality. See APPENDIX A for a Description of Bond Ratings.

         The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. In general, a decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investment in lower grade securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, such securities are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in making their principal and interest payments.

         In addition, lower grade securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and ask prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Adverse publicity and investor perceptions may negatively affect the market value and liquidity of these securities.

         The S&P 500 Index Fund may purchase debt securities that are not rated if, in the opinion of Barclays Global Fund Advisors ("Barclays"), the investment adviser for the S&P 500 Index Master Portfolio, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the S&P 500 Index Fund. After purchase by the S&P 500 Index Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the S&P 500 Index Fund. Neither event will require a sale of such security by the S&P 500 Index Fund, provided that the amount of such securities held by the S&P 500 Index Fund does not exceed 5% of the S&P 500 Index Fund's net assets. To the extent the ratings given by Moody's or may change as a result of changes in such organizations or their rating systems, the S&P 500 Index Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

         The S&P 500 Index Fund is not required to sell downgraded securities, and it could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.

CONVERTIBLE SECURITIES

         The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock, but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

         Convertible securities generally rank senior to common stocks in an issuer's capital structure and may entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, the Manager usually gives primary emphasis to the attractiveness of the underlying common stock.

U.S. GOVERNMENT SECURITIES

         Each of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks),
(c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. Accordingly, securities issued by an agency are subject to default, and are also subject to interest rate and prepayment risks.

         U.S. Government Securities may also include zero coupon securities. Zero coupon securities are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity, and, for this reason, may trade at a deep discount from their face or par value and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. With zero coupon securities there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With zero coupon securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity.

         Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of, or an irrevocable letter of credit issued by, the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

         The Equity Index Funds may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if Barclays determines that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. Barclays, on behalf of each Equity Index Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in each Fund's portfolio. The Equity Index Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

         The Tax Advantaged Bond Fund may purchase variable rate demand notes, which are obligations containing a floating or variable interest rate adjustment formula and which are subject to a right of demand for payment of the principal balance plus accrued interest either at any time or at specified intervals. The interest rate on a variable rate demand note may be based on a known lending rate, such as bank's prime rate, and may be adjusted when such rate changes, or the interest rate may be a market rate that is adjusted at specified intervals. The adjustment formula attempts to maintain the value of the variable rate demand note at approximately the par value of such note at the adjustment date.

         In addition, the Tax Advantaged Bond Fund may invest in inverse floaters. An inverse floater is a floating rate debt instrument, the interest rate on which resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage inherent in inverse floaters is associated with greater volatility in market value, such that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities. In addition, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed illiquid securities for purposes of the Funds' limitations on investment in such securities.

LETTERS OF CREDIT

         Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the S&P 500 Index Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letters of credit are not federally insured instruments. Only banks, savings and loan associations and insurance companies which, in the opinion of Barclays, are of comparable quality to issuers of other permitted investments of the S&P 500 Index Fund may be used for letter of credit-backed investments. However, such banks may be unable to honor the letter of credit.

FOREIGN SECURITIES

         Each of Equity Fund, Small Cap Equity Fund, Equity and Bond Fund (through its investment in the Equity Fund), International Equity Fund and International Index Fund invest in foreign securities not publicly traded in the United States. Each of these may invest in foreign securities directly or in the form of American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. Bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of a Fund is affected by the strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

         Shareowners should understand and consider carefully the risks involved in foreign investing. Investments in foreign securities are generally denominated in foreign currencies and involve certain considerations comprising both risk and opportunity not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back into the United States; the inability of a Fund to convert foreign currency into U.S. dollars, which would cause the Fund continued exposure to fluctuating exchange rates; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

         Although the Funds try to invest in companies of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other political, social or diplomatic developments that could adversely affect investment in these countries.

         EMERGING MARKETS. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of a Fund's assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of those securities or, if a Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for a Fund's securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the U.S. Securities and Exchange Commission (the "Commission"). Accordingly, if a Fund believes that appropriate circumstances exist, it will promptly apply to the Commission for a determination that such an emergency is present. During the period commencing from a Fund's identification of such condition until the date of Commission action, that Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Trust or the Board of Trustees of the Master Fund.

         Income from securities held by a Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the emerging market countries in which the Fund invests. Net asset value of a Fund may also be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in a Fund's portfolio. Expropriation, confiscatory taxation, nationalization, political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur.

         CURRENCY EXCHANGE TRANSACTIONS. The Funds may enter into currency exchange transactions either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market, through a forward currency exchange contract ("forward contract") or through foreign currency futures contracts.

         FORWARD CONTRACTS. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign dealers or broker-dealers, are not traded on an exchange and are usually for less than one year, but may be longer or renewed.

         Forward currency transactions may involve currencies of the different countries in which a Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. A currency transaction for a Fund is limited to transaction hedging and portfolio hedging involving either specific transactions or actual or anticipated portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to an actual or anticipated portfolio security position denominated or quoted in a particular currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Fund may aggregate such positions as to the currency hedged.

         If a Fund enters into a forward contract hedging an anticipated or actual holding of portfolio securities, liquid assets of the Fund, having a value at least as great as the amount of the excess, if any, of the Fund's commitment under the forward contract over the value of the portfolio position being hedged, will be segregated on the books of the Fund and held by the Fund's custodian and marked to market daily, while the contract is outstanding.

         At the maturity of a forward contract to deliver a particular currency, a Fund may sell the portfolio security related to such contract and make delivery of the currency received from the sale, or it may retain the security and either purchase the currency on the spot market or terminate its contractual obligation to deliver the currency by entering into an offsetting contract with the same currency trader for the purchase on the same maturity date of the same amount of the currency.

         It is impossible to forecast precisely the market value of a portfolio security being hedged with a forward currency contract. Accordingly, at the maturity of a contract it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver under the forward contract and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if the sale proceeds exceed the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. If forward prices decline during the period between entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. If forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

         FOREIGN CURRENCY FUTURES CONTRACTS. A foreign currency futures contract is an agreement between two parties for the future delivery of a specified currency at a specified time and at a specified price. The International Index Fund will engage in foreign currency futures contracts. A "sale" of a futures contract means the contractual obligation to deliver the currency at a specified price on a specified date, or to make the cash settlement called for by the contract. Futures contracts have been designed by exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a brokerage firm, known as a futures commission merchant (an "FCM"), which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Barclays, on a consistent basis, uses the following FCMs on behalf of the Trust: UBS Warburg LLC, Stamford, CT, J.P. Morgan Futures Inc., New York, New York, Morgan Stanley & Co. Incorporated, New York, New York, Merrill Lynch Futures Inc., San Francisco, CA, Lehman Brothers Inc., New York, New York, Salomon Smith Barney Inc., New York, New York, Goldman Sachs & Co. Futures Services, New York, New York, Carr Futures Inc., Chicago, Illinois, Deutsche Bank Securities Inc., New York, New York.

         While futures contracts based on currencies do provide for the delivery and acceptance of a particular currency, such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. The International Index Fund will incur brokerage fees when it purchases and sells futures contracts. At the time such a purchase or sale is made, the International Index Fund must provide cash or money market securities as a deposit known as "margin." The initial deposit required will vary, but may be as low as 2% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the International Index
Fund may receive or be required to pay "variation margin" as the futures contract becomes more or less valuable.

         To hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the International Index Fund may buy or sell currency futures contracts. If a fall in exchange rates for a particular currency is anticipated, the International Index Fund may sell a currency futures contract as a hedge. If it is anticipated that exchange rates will rise, the International Index Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the International Index Fund intends to purchase. These futures contracts will be used only as a hedge against anticipated currency rate changes.

         The effective use of futures strategies depends on, among other things, the International Index Fund's ability to terminate futures positions at times when Barclays deems it desirable to do so. Although the International Index Fund will not enter into a futures position unless Barclays believes that a liquid secondary market exists for such future, there is no assurance that the International Index Fund will be able to effect closing transactions at any particular time or at an acceptable price. The International Index Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

         Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

         The use of futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of futures strategies also depends on the ability of Barclays to correctly forecast interest rate movements, currency rate movements and general stock market price movements.

         The International Index Fund's ability effectively to hedge currency risk through transactions in foreign currency futures depends on the degree to which movements in the value of the currency underlying such hedging instrument correlate with movements in the value of the relevant securities held by the International Index Fund. If the values of the securities being hedged do not move in the same amount or direction as the underlying currency, the hedging strategy for the International Index Fund might not be successful and the International Index Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the currency underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the International Index Fund's overall return could be less than if the hedging transactions had not been undertaken.

         Under certain extreme market conditions, it is possible that the International Index Fund will not be able to establish hedging positions, or that any hedging strategy adopted will be insufficient to completely protect the International Index Fund.

         The International Index Fund will purchase or sell futures contracts only if, in Barclays' judgment, there is expected to be a sufficient degree of correlation between movements in the value of such instruments and changes in the value of the relevant portion of the International Index Fund's portfolio for the hedge to be effective. There can be no assurance that Barclays' judgment will be accurate.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the International Index Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market may be lacking. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the International Index Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the International Index Fund, which could require the International Index Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the International Index Fund's ability effectively to hedge its securities, or the relevant portion thereof.

         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. Barclays does not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the International Index Fund's investments.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         The cost to the International Index Fund engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         EUROPEAN CURRENCY UNIFICATION. Effective January 1, 1999, eleven of the fifteen member countries of the European Union adopted a single European currency, the Euro. The countries participating in the Economic and Monetary Union ("EMU") are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. The four European Union countries not currently participating in the EMU are Great Britain, Denmark, Sweden and Greece. A new European Central Bank manages the monetary policy of the new unified region, and the exchange rates among the EMU member countries are permanently fixed. National currencies will continue to circulate until they are replaced by Euro coins and bank notes by the middle of 2002.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES CONTRACTS

         The Equity Index Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For stock indexes that are permitted investments, the Equity Index Funds intend to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity. The Equity Index Funds may purchase call and put options on stock index futures contracts of the type which the particular Equity Index Fund is authorized to enter into. Each Equity Index Fund may invest in such options for the purpose of closing out a futures position that has become illiquid.

         Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid (but not the obligation), to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right (but not the obligation), in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether an Equity Index Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the particular objective to be achieved and the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Equity Index Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions.



         The use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Equity Index Fund are intended to correlate with portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices, the components of which are not identical to the portfolio securities owned or intended to be acquired by the Equity Index Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that transactions in those instruments will not in fact offset the impact on the Equity Index Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Equity Index Fund. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts.
Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (I.E., exposure to adverse price changes).



         To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Equity Index Fund, the Equity Index Fund may compensate for this difference by using an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Equity Index Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

         The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Equity Index Fund's securities is particularly relevant to futures contracts. An Equity Index Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Equity Index Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Equity Index Fund.

         Although the Equity Index Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when it seeks to "close out" (I.E., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange.

         An Equity Index Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Equity Index Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

         FCMs or brokers in certain circumstances will have access to an Equity Index Fund assets posted as margin in connection with transactions in stock index futures contracts and options, as permitted under the 1940 Act. An Equity Index Fund will use only FCMs or brokers in whom it has full confidence. Barclays will adopt certain procedures and limitations to reduce the risk of loss of any Equity Index Fund assets which such FCM's or brokers hold or have access. Nevertheless, in the event of a FCM's or broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Equity Index Fund could effect such recovery.

         The success of any Equity Index Fund in using these techniques depends, among other things, on the ability of Barclays to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, Barclays will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Equity Index Fund is exposed.

INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS

         The Bond Fund, Tax Advantaged Bond Fund and the Equity and Bond Fund (through the Bond Fund) may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contracts. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Manager's ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Manager anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure above under "Stock Index Futures Contracts and Options on Stock Index Futures Contracts."

WARRANTS

         The Small Cap Equity Fund, International Equity Fund, Bond Fund, Equity and Bond Fund (through its investment in the Bond Fund) and Equity Index Funds may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

MUNICIPAL BONDS

         The obligations of municipal bond issuers are subject to the laws of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time of payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal and interest on its municipal obligations may be materially affected.

         The Tax Advantaged Bond Fund will invest the assets not invested in municipal bonds in interest-bearing demand notes, bank savings accounts, high grade money market securities, U.S. treasury securities, or in shares of taxable or tax-exempt money market mutual funds. Money market securities include short-term obligations of the U.S. government and its agencies and instrumentalities and other money market instruments such as domestic bank certificates of deposit, bankers' acceptances and corporate commercial paper rated in the highest grade. From time to time, the Fund may invest more than 20% of its assets in money market securities. In the alternative, the Fund may hold such assets as cash for defensive reasons in anticipation of a decline in the market values of debt securities, or pending the investment of proceeds from the sale of Fund shares or from the sale of portfolio securities, or in order to have highly liquid securities available to meet possible redemptions.

MORTGAGE-BACKED SECURITIES

         The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase mortgage-backed securities. Mortgage-backed securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

         Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

         In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

         Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

         This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

         CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as London-Inter Bank Offering Rate ("LIBOR"). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.

         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

         The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ASSET-BACKED SECURITIES

         The Bond Fund and Equity and Bond Fund (through its investment in the Bond Fund) may purchase asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Fund) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

         Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

MONEY MARKET FUND

         The Money Market Fund invests only in instruments denominated in U.S. dollars that the Manager, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

         1. rated in one of the two highest rating categories for short-term debt obligations assigned by at least two nationally recognized statistical rating organizations (NRSROs) (i.e., S&P and Moody's), or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument (requisite NRSROs); or

         2. in the case of an unrated instrument, determined by the Manager, under the supervision of the Trust's Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

         3. issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.

         Pursuant to Rule 2a-7 under the 1940 Act, securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities." See APPENDIX A for a description of the ratings used by NRSROs.

         Pursuant to Rule 2a-7 under the 1940 Act, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government Securities (discussed above)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

         Further, the Money Market Fund will not invest more than the greater of
(i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

         The foregoing policies are more restrictive than the fundamental investment restriction number 2b (set forth below) applicable to the Money Market Fund, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

FOREIGN MONEY MARKET INSTRUMENTS

         Each of the Funds that invest in foreign securities may also invest up to 25% of its assets in foreign money market instruments. Foreign money market instruments include Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs), which are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

         ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information.

CASH AND CASH EQUIVALENTS

         Each of the Funds may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (e.g. certificates of deposit (interest-bearing time deposits) and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and bank obligations (e.g. certificates of deposit issued by savings banks or savings associations), (4) U.S. Government Securities that mature, or may be redeemed, in one year or less, (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less, (6) money market mutual funds and (7) short-term investment funds maintained by the Fund's custodian.

REPURCHASE AGREEMENTS

         Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers that either the Manager, Barclays or Capital Guardian Trust Company ("Capital Guardian"), the sub-adviser to Small Cap Equity Fund and International Equity Fund, believe present minimum credit risks in accordance with guidelines approved by the Board of Trustees. The Manager, Barclays or Capital Guardian will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, their prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors. Any of the Manager, Barclays or Capital Guardian may cause a Fund to participate in pooled repurchase agreement transactions with other funds advised by them.

         A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral. None intend to invest more than 15% of its total assets in repurchase agreements.

PRIVATELY ISSUED SECURITIES

         A Fund may invest in privately issued securities, including those that may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the Manager, Capital Guardian or Barclays to be "illiquid" are subject to the Trust's policy of not investing more than 15% (10% in the case of the Money Market Fund) of its net assets in illiquid securities. The Manager, Capital Guardian or Barclays will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         A Fund may purchase securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Manager, Barclays or Capital Guardian deem it advisable for investment reasons.

         When-issued securities include TBA ("to be announced") securities. TBA securities are usually mortgage-backed securities that are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a Fund on a when-issued or delayed delivery basis may result in the Fund's incurring or missing an opportunity to make an alternative investment.

         A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement, may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase net asset value fluctuation. None of the Funds has any present intention of investing more than 5% of its total assets in reverse repurchase agreements.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund's assets. This percentage may not be increased without approval of a majority of the outstanding voting securities of the respective Fund. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

         The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Board of Trustees deems it to be necessary in a particular instance.

         For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES--GENERAL TAX INFORMATION.) Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

         The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms the Manager, Capital Guardian or Barclays (under the supervision of the Board of Trustees) deems creditworthy.

DEFENSIVE INVESTMENTS

         Under ordinary circumstances, each Fund is substantially fully invested. However, except for the Money Market Fund and the Equity Index Funds, each Fund may also hold cash, cash equivalents, or money market instruments if the Manager or Capital Guardian determine that a temporary defensive position is advisable. During those periods, a Fund's assets may not be invested in accordance with its strategy and the Fund may not achieve its investment objective.

INVESTMENT POLICIES AND RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

         The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

1. DIVERSIFICATION. No Fund will make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act. This restriction does not apply to any Fund classified as a non-diversified company under the 1940 Act.

2a. INDUSTRY CONCENTRATION - EQUITY FUND, SMALL CAP EQUITY FUND, INTERNATIONAL EQUITY FUND, EQUITY AND BOND FUND AND BOND FUND. The Equity Fund, Small Cap Equity Fund, International Equity Fund, Equity and Bond Fund and Bond Fund will not invest 25% or more of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

2b. INDUSTRY CONCENTRATION - MONEY MARKET FUND. The Money Market Fund will not invest 25% or more of its assets (taken at market value at the time of each investment), other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

2c. INDUSTRY CONCENTRATION - EQUITY INDEX FUNDS. The Equity Index Funds will concentrate their investments in an industry or industries if, and approximately to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

2d. INDUSTRY CONCENTRATION - TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund may not invest in securities other than municipal securities, except that it may make temporary investments (up to 20% of its total assets under normal circumstances) in certain short-term taxable securities issued by or on behalf of municipal or corporate issuers, obligations of the United States Government and its agencies or instrumentalities, commercial paper, bank certificates of deposit, and any such items subject to short-term repurchase agreements.

3. INTERESTS IN REAL ESTATE. No Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4. UNDERWRITING. No Fund will underwrite securities of other issuers except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

5.   BORROWING. No Fund will borrow money, except that, for temporary purposes,:
     (a) a Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. An Equity Index Fund may not borrow money for any purpose.

6. LENDING. No Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7. COMMODITIES. No Fund will purchase or sell commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8. SENIOR SECURITIES. No Fund will issue senior securities except to the extent the activities permitted in Fundamental Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9a.  INVESTMENTS - TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will
     (i) invest at least 80% of its assets in tax-exempt securities; or (ii) invest its assets so that at least 80% of the income will be tax-exempt.

9b. EQUITY INDEX FUNDS. Each of the Equity Index Funds may, notwithstanding any other fundamental policy or restrictions invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Equity Index Fund.

9c. INVESTMENTS - EQUITY AND BOND FUND. The Equity and Bond Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies, U.S. Government securities, or short-term paper.

         For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Item 2 do not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

NON-FUNDAMENTAL RESTRICTIONS

         The Trust also has adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of Trustees without shareholder approval.

1. FINANCIAL FUTURES CONTRACTS. No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2. MARGIN PURCHASES. No Fund may purchase any securities on margin except in connection with investments of certain Funds in futures contracts or options on futures contracts.

3. PLEDGING ASSETS. No Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

4a. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

     (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

     (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4b. ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS - MONEY MARKET FUND. In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its net assets would be invested in assets that are either illiquid or are not readily marketable.

5. INVESTMENTS IN OTHER INVESTMENT COMPANIES. No Fund may invest more than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Equity and Bond Fund.

         Non-fundamental restriction #5 does not apply to the Equity Index Funds because each Equity Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a Master Portfolio.

OPERATING POLICIES OF THE S&P 500 INDEX MASTER PORTFOLIO AND INTERNATIONAL INDEX MASTER PORTFOLIO

         The S&P 500 Index Master Portfolio and the International Index Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

         Neither of these Master Portfolios may:

               1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation. With respect to the International Index Master Portfolio, this limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

               2. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

               3. Invest in commodities, except that a Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

               4. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

               5. Borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but, with respect to the S&P 500 Index Master Portfolio, investment may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, a Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by such Master Portfolio.

               6. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Master Fund's Board of Trustees.

               7. Act as an underwriter of securities or other issuers, except to the extent that a Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.



               8. Invest 25% of more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; (ii) in the case of the S&P 500 Index Master Portfolio, any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry; or
                    (iii) in the case of the International Index Master Portfolio any industry in which EAFE Free Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.



               9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.

               10. In the case of the S&P 500 Index Master Portfolio, purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

         The S&P 500 Index Master Portfolio and the International Index Master Portfolio are subject to the following non-fundamental operation policies which may be changed by the Board of Trustees of the Master Fund without the approval of the holders of the Master Portfolio's outstanding securities. The Master Portfolios may:



               1. invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of such Master Portfolio's total assets in the aggregate. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.



               2. not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

               3. lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

OPERATING POLICIES OF THE RUSSELL 2000 MASTER PORTFOLIO

         The Russell 2000 Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

         The Russell 2000 Index Master Portfolio may not:

               1. Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Master Portfolio's investments in that industry would exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit the Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements provided further that the Master Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff); and provided further that the Master Portfolio reserves the right to concentrate in any industry in which the Russell 2000 Index becomes concentrated approximately to the same degree during the same period.



               2. Purchase securities of any issuer if, as a result, with respect to 75% of the Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Master Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

               3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

               4. Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

               5. Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Master Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

               6. Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting.

               7. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

               8. Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

         The Russell 2000 Index Master Portfolio has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by voter of a majority of the Trustees of the Master Fund, at any time. The Master Portfolio is subject to the following investment restrictions, all of which are non-fundamental policies.

               1. The Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's total assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's total assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administrative fees, that would be in addition to those charged by the Master Portfolio

               2. The Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

               3. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.

MORE ABOUT THE EQUITY INDEX FUNDS

MASTER/FEEDER STRUCTURE

         The Equity Index Funds seek to achieve their investment objective by investing all of their assets into Master Portfolios of the Master Fund. The Equity Index Funds and other entities investing in Master Portfolios are each liable for all obligations of the Master Portfolio. However, the risk of the Equity Index Funds incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Fund itself is unable to meet its obligations. Accordingly, the Trust's Board of Trustees believes that neither the Equity Index Funds nor their respective shareholders will be adversely affected by investing assets in the Master Portfolios. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses among a larger asset base) that the Trust's Board believes may be available through investment in a Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

         An Equity Index Fund may withdraw its investment in the Master Portfolios only if the Trust's Board of Trustees determines that such action is in the best interests of the Equity Index Fund and its shareholders. Upon any such withdrawal, the Trust's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to a Master Portfolio.

         The investment objective and other fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever an Equity Index Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Equity Index Fund will either (1) hold a meeting of its shareholders to consider such matters, and cast its votes in proportion to the votes received from its shareholders (shares for which the Equity Index Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Equity Index Fund shareholders); or (2) cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

         Certain policies of the Master Portfolios which are non-fundamental may be changed by vote of a majority of the Master Fund's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Equity Index Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Equity Index Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Equity Index Fund's portfolio in accordance with its objective. In the latter case, the Equity Index Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Equity Index Fund. The Equity Index Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Equity Index Fund or the Master Portfolio, to the extent possible.

SELECTION OF INVESTMENTS FOR THE MASTER PORTFOLIO

         The manner in which stocks are chosen for each of the Equity Index Fund differs from the way securities are chosen in most other mutual funds. Unlike other mutual funds where the portfolio securities are chosen by an investment adviser based upon the adviser's research and evaluations, stocks are selected for inclusion in a Master Portfolio's portfolio to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.

         As briefly discussed in the Prospectus, the S&P 500 Index Master Portfolio generally holds every stock in the S&P 500. However, each of the Russell 2000 Index Master Portfolio and International Index Master Portfolio generally do not hold all of the issues that comprise their respective benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Russell 2000 Index Master Portfolio attempts to hold a representative sample of the securities in its benchmark index, which are selected by Barclays utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the Master Portfolio based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Index Master Portfolio holds securities selected by Barclays utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio's predicted tracking error against the benchmark index. Barclays seeks to construct the portfolio of each of the Russell 2000 Index Master Portfolio and International Index Master Portfolio so that, in the aggregate, their capitalization, industry and fundamental investment characteristics perform like those of their benchmark index.

         Over time, the portfolio composition of each Master Portfolio may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or, for the Russell 2000 Index Master Portfolio and the International Index Master Portfolio, with a view to bringing the performance and characteristics more in line with that of their benchmark index. Such rebalancings will require the Master Portfolios to incur transaction costs and other expenses. Each of the Russell 2000 Index Master Portfolio and International Index Master Portfolio reserve the right to invest in all of the securities in their benchmark index.

TRACKING ERROR

         Barclays uses the "expected tracking error" of a Master Portfolio as a way to measure the Master Portfolios' performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the Master Portfolio will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the Master Portfolio increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Master Portfolio, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of a Master Portfolio to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Trust will consider what action might be appropriate to reduce the tracking error.

RELATIONSHIP WITH THE INDEX PROVIDERS

STANDARD & POOR'S

         The S&P 500 Index Fund and the S&P 500 Index Master Portfolio seek to match the performance of the Standard & Poor's Index of 500 stocks ("S&P 500"). "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard and Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. Neither the S&P 500 Index Fund nor the S&P 500 Index Master Portfolio is sponsored, endorsed sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P").

         S&P makes no representation or warranty, express or implied, to the owners of the S&P 500 Index Fund, the S&P 500 Index Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the S&P 500 Index Fund. S&P has no obligation to take the needs of the Trust or the owners of the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Index Fund or the timing of the issuance or sale of the S&P 500 Index Fund or in the determination or calculation of the equation by which the S&P 500 Index Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Index Fund.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

RUSSELL 2000

         The Small Cap Index Fund and the Russell 2000 Index Master Portfolio seek to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). The Russell 2000 tracks the common stock performance of the 2000 smallest U.S. companies in the Russell 3000 Index, representing about 10% in the aggregate of the capitalization of the Russell 3000 Index. The Russell 2000 and the Russell 3000 are trademarks/service marks, and "Russell" is a trademark, of Frank Russell Company. Neither the Small Cap Index Fund nor the Russell 2000 Index Master Portfolio is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Small Cap Index Fund nor any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Russell 2000.

         Frank Russell Company's publication of the Russell 2000 in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 2000 OR ANY DATA INCLUDED IN THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 2000 OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 2000. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 2000 OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

EAFE-Registered Trademark- FREE INDEX



         The International Index Fund and the International Index Master Portfolio seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("the EAFE-Registered Trademark- Free Index"). The EAFE-Registered Trademark- Free Index is the exclusive property of Morgan Stanley Capital International Inc. ("MSCI"). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the Trust. Neither the International Index Fund nor the International Index Master Portfolio is sponsored, endorsed, sold or promoted by MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of shares of the International Index Fund, the International Index Master Portfolio or any member of the public regarding the advisability of investing in funds generally or in the shares of the International Index Fund or International Index Master Portfolio particularly or the ability of the EAFE-Registered Trademark- Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE-Registered Trademark- Free Index, which is determined, composed and calculated by MSCI without regard to the Trust or International Index Fund. MSCI has no obligation to take the needs of the Trust or International Index Fund or International Index Master Portfolio or the owners of the International Index Fund into consideration in determining, composing or calculating the EAFE-Registered Trademark- Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the International Index Fund to be issued or in the determination or calculation of the equation by which the International Index Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the International Index Fund in connection with the administration, marketing or trading of the International Index Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE EAFE-Registered Trademark- FREE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE EAFE-Registered Trademark- FREE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, THE TRUST'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE EAFE-Registered Trademark-FREE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED BY MSCI TO THE TRUST OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE EAFE-Registered Trademark- FREE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

TRUSTEES AND OFFICERS

The Board of Trustees has overall responsibility for the conduct of the Trust's affairs. It is possible that the interests of the Equity and Bond Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Equity and Bond Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the Manager and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

         The Trustees and officers of the Trust, their ages at May 1, 2001, their principal occupations for the last five years and their affiliations, if any, with the Manager and State Farm VP Management Corp., the Trust's principal underwriter, are listed below. Unless otherwise noted, the address of each is One State Farm Plaza, Bloomington, Illinois 61710-0001.



                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Edward B. Rust, Jr.*,         Trustee and President            CHAIRMAN OF THE BOARD, CEO, AND DIRECTOR - State
Age 50                                                         Farm Mutual Automobile Insurance Company;
                                                               PRESIDENT AND DIRECTOR - State Farm VP
                                                               Management Corp., State Farm Investment
                                                               Management Corp.; TRUSTEE AND PRESIDENT --
                                                               State Farm Variable Product Trust, State Farm
                                                               Associates' Funds Trust.


                                       38

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Roger S. Joslin*,             Trustee, Senior Vice President   VICE CHAIRMAN, CHIEF FINANCIAL OFFICER, SENIOR
Age 64                        and Treasurer                    VICE PRESIDENT, TREASURER, AND DIRECTOR - State
                                                               Farm Mutual Automobile Insurance Company;
                                                               DIRECTOR, SENIOR VICE PRESIDENT AND TREASURER -
                                                               State Farm Investment Management Corp., State Farm VP
                                                               Management Corp.; TRUSTEE, SENIOR VICE PRESIDENT
                                                               AND TREASURER - State Farm Variable Product
                                                               Trust, State Farm Associates' Funds Trust.

Thomas M. Mengler,            Trustee                          DEAN, UNIVERSITY OF ILLINOIS COLLEGE OF LAW;
Age 47                                                         TRUSTEE - State Farm Variable Product Trust;
Swanland Building                                              State Farm Associates' Funds Trust.


James A. Shirk,               Trustee                          DIRECTOR AND PRESIDENT - Beer Nuts, Inc.;
Age 57                                                         TRUSTEE - State Farm Variable Product Trust,
103 North Robinson                                             State Farm Associates' Funds Trust.
Bloomington, IL  61701

                                       39

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Victor J. Boschini,           Trustee                          PRESIDENT, Illinois State University (since
Age 45                                                         1999); VICE PRESIDENT, Illinois State University
100 Gregory St.,                                               (1997 to 1999); ASSOCIATE PROVOST, Butler
Normal, Illinois 61761                                         University 1990-1997); TRUSTEE, State Farm
                                                               Variable Product Trust, State Farm Associates'
                                                               Funds Trust.

David L. Vance                Trustee                          PRESIDENT, Caterpillar University (since 2000);
Age 49                                                         CHIEF ECONOMIST AND MANAGER of the Business
100 N.E.Adams St.                                              Intelligence Group, Caterpillar, Inc. (since 1994);
Peoria, Illinois 61629                                         TRUSTEE, State Farm Variable Product Trust, State
                                                               Farm Associates' Funds Trust.

Donald A. Altorfer            Trustee                          CHAIRMAN, Altorfer, Inc. (dealer in heavy machinery
Age 57                                                         and equipment, since 1998); PRESIDENT, Capitol
4200 Rodger St.                                                Machine Company (1991-1998); TRUSTEE, State Farm
Springfield, Illinois 62703                                    Variable Product Trust, State Farm Associates'
                                                               Funds Trust.

Kurt G. Moser, Age 56         Senior Vice President            SENIOR VICE PRESIDENT - INVESTMENTS
                                                               - State Farm Mutual Automobile Insurance
                                                               Company; SENIOR VICE PRESIDENT AND
                                                               DIRECTOR - State Farm Investment Management
                                                               Corp.; SENIOR VICE PRESIDENT - State Farm
                                                               Variable Product Trust, State Farm Associates'
                                                               Funds Trust; DIRECTOR - State Farm VP
                                                               Management Corp.


                                       40

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Paul N. Eckley,               Senior Vice President            SENIOR VICE PRESIDENT - INVESTMENTS AND
Age 46                                                         ASSISTANT SECRETARY-TREASURER - State Farm
                                                               Mutual Automobile Insurance Company; SENIOR
                                                               VICE PRESIDENT - State Farm Investment
                                                               Management Corp., State Farm Variable
                                                               Product Trust, State Farm Associates' Funds
                                                               Trust.



Susan D. Waring               Vice President                   VICE PRESIDENT - State Farm Mutual
Age 52                                                         Automobile Insurance Company, State Farm
                                                               Investment Management Corp., State Farm Variable
                                                               Product Trust, State Farm Associates' Funds
                                                               Trust.


                                       41

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

Donald E. Heltner,            Vice President                   VICE PRESIDENT - FIXED INCOME, State Farm Mutual
Age 53                                                         Automobile Insurance Company; VICE PRESIDENT -
                                                               State Farm Variable Product Trust, State Farm
                                                               Associates' Funds Trust.

Julian R. Bucher,             Vice President                   VICE PRESIDENT - MUNICIPAL SECURITIES AND
Age 58                                                         ASSISTANT SECRETARY-TREASURER, State  Farm
                                                               Mutual Automobile Insurance Company.
                                                               VICE PRESIDENT - State Farm Variable Product Trust,
                                                               State Farm Associates' Funds Trust.

John S. Concklin              Vice President                   VICE PRESIDENT - COMMON STOCKS AND ASSISTANT
Age 54                                                         SECRETARY-TREASURER, State Farm Mutual Automoblile
                                                               Insurance Company; VICE PRESIDENT - State Farm Variable
                                                               Product Trust, State Farm Associates' Funds Trust.


                                       42

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------

David R. Grimes,              Vice President and               ASSISTANT VICE PRESIDENT - State Farm Mutual
Age 58                        Secretary                        Automobile Insurance Company; VICE PRESIDENT AND
                                                               SECRETARY - State Farm Investment
                                                               Management Corp., State Farm Variable Product
                                                               Trust, State Farm VP Management Corp., State Farm
                                                               Associates' Funds Trust


                                       43

                              POSITION(S) HELD
NAME, AGE AND ADDRESS          WITH THE FUNDS                 PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------         ----------------                ----------------------------------------------


*Trustee who is an "interested person" of the Trust or of the Manager, as defined in the 1940 Act.

         Trustees or officers who are interested persons do not receive any compensation from any Fund for their services to the Fund. The Trustees who are not interested persons of any Fund will receive a monthly retainer equal to $1,750.00, and a fee for each board meeting attended at a rate of $750.00 per meeting. These fees are paid to the Trustees on behalf of the Trust and on behalf of ten other mutual funds advised by the Manager. Each fund managed by the Manager shares in the expenses pro-rata based upon the relative net assets of each fund as of the end of the most recently completed calendar quarter. In addition, Trustees who are not interested persons of the Funds will be reimbursed for any out-of-pocket expenses incurred in connection with the affairs of the Trust.

         Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits. Officers of the Trust and Trustees who are interested persons of the Trust are also employees of the State Farm Insurance Companies. As such, these persons may purchase Class A shares of the Funds without paying an initial sales charge. The purpose of this program is to encourage these persons to purchase Fund shares.

                                         AGGREGATE                             TOTAL COMPENSATION
                                         COMPENSATION                          FROM THE TRUST AND OTHER
NAME                                     FROM THE TRUST (1)                    STATE FARM MUTUAL FUNDS (1)(2)
----                                     ------------------                    ------------------------------
Edward B. Rust, Jr.                      None (3)                              None (3)
Roger S. Joslin                          None (3)                              None (3)
Thomas M. Mengler                        $5,550                                $16,350
James A. Shirk                           $5,550                                $19,950
Donald Altorfer                          $2,400                                $2,400
Victor Boschini                          $2,400                                $2,400
David L. Vance                           $2,400                                $2,400

(1)  For the fiscal year ended December 31, 2000.

(2) The other "State Farm Mutual Funds" are State Farm Variable Product Trust and State Farm Associates' Funds Trust.

(3)  Non-compensated interested trustee.

INVESTMENT ADVISORY AGREEMENTS

BETWEEN THE TRUST AND THE MANAGER

         The Manager is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company ("Auto Company"). The duties and responsibilities of the Manager are specified in the

Investment Advisory and Management Services Agreement between the Trust and the Manager and the separate Service Agreement among the Trust, the Manager and Auto Company (collectively, the "Management Agreements"). The Management Agreements were approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Management Agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on October 30, 2000 and subsequently were approved by the sole shareholder of each Fund. The Management Agreements are not assignable and each may be terminated without penalty upon 60 days written notice at the option of the Trust, the Manager or Auto Company, as appropriate, or by a vote of shareholders. The Investment Advisory and Management Services Agreement provides that it shall continue in effect for two years and can thereafter be continued for each applicable Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

         The Manager (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds (other than the Small Cap Equity Fund and International Equity Fund and the Equity Index Funds), is responsible for monitoring the performance of the Equity Index Funds, is responsible for managing the investments of such Funds, and has responsibility for making decisions governing whether to buy, sell or hold any particular security. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, the Manager performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

         The Trust pays the Manager monthly compensation in the form of an investment advisory and management services fee. The fee is based upon average daily net assets and is accrued daily and paid to the Manager quarterly at the following annual rates for each of the Funds:

       Equity Fund                        0.60% of net assets
       Small Cap Equity Fund              0.80% of net assets
       International Equity Fund          0.80% of net assets
       S&P 500 Index Fund                 0.15% of net assets
       Small Cap Index Fund               0.25% of net assets
       International Index Fund           0.25% of net assets
       Equity and Bond Fund               0.40% of net assets
       Bond Fund                          0.10% of net assets
       Tax Advantaged Bond Fund           0.10% of net assets
       Money Market Fund                  0.10% of net assets

         The Manager has agreed not to be paid an investment advisory fee for performing its services for the Equity and Bond Fund. The investment advisory and management services fee for the Equity and Bond Fund is based on the fees that the Equity Fund and Bond Fund pay to the Manager, which has agreed to reimburse the Equity and Bond Fund for all other expenses incurred. The Manager will reimburse each Fund, if and to the extent, the Fund's total annual operating expenses exceed the following percentages of the Fund's average net assets.

       Equity Fund                        0.70%
       Small Cap Equity Fund              0.90%
       International Equity Fund          1.00%
       S&P 500 Index Fund                 0.30%
       Small Cap Index Fund               0.45%
       International Index Fund           0.65%
       Equity and Bond Fund               None
       Bond Fund                          0.20%
       Tax Advantaged Bond Fund           0.20%
       Money Market Fund                  0.20%

         The reimbursement arrangement set forth above and the reimbursement arrangement for the Equity and Bond Fund are voluntary and may be eliminated by the Manager at any time.

         As described below, the Manager has engaged Capital Guardian as the investment sub-adviser for the Small Cap Equity Fund and International Equity Fund.

         The Manager is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of the Manager connected with investment and economic research, trading and investment management of the Trust and the payment of any fees to interested Trustees of the Trust. The Manager provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. The Manager furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of the initial registration of securities of the Trust under federal and state securities laws, are also paid by the Manager.

         Pursuant to the Service Agreement, Auto Company provides the Manager with certain personnel, services and facilities to enable the Manager to perform its obligations to the Trust. The Manager reimburses Auto Company for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by Auto Company under the separate service agreement. Accordingly, the Trust makes no payment to Auto Company under the Service Agreement.



         For the period from the commencement of each Fund's operation through December 31, 2000, the Funds paid the following advisory fees to SFIM:





-------------------------------------------------------------------------------------------------------------
                                   GROSS FEE PAID          EXPENSE REIMBURSEMENT                  NET FEE
                                        2000                      2000                             2000
-------------------------------------------------------------------------------------------------------------
Equity Fund                          $47,610(1)                      $0(3)                       $47,610 (1)
Small Cap Equity Fund                $26,589(2)                  $2,499(2)                       $24,090 (2)
International Equity Fund            $25,326(2)                 $11,090(2)                       $14,236 (2)
S&P 500 Index Fund                    $2,224(4)                 $29,118(4)                      ($26,894)(4)
Small Cap Index Fund                  $3,758(4)                 $30,949(4)                      ($27,191)(4)
Internatioanl Index Fund              $3,562(4)                 $29,971(4)                      ($26,409)(4)
Equity & Bond Fund                        $0(1)                 $16,770(1)                      ($16,770)(1)
Bond Fund                             $8,306(1)                      $0(1)                        $8,306 (1)
Tax Advantage Bond Fund               $8,294(1)                      $0(1)                        $8,294 (1)
Money Market Fund                       $492(3)                  $5,542(3)                       ($5,050)(3)
-------------------------------------------------------------------------------------------------------------



(1) Commenced operations on October 31, 2000
(2) Commenced operations on Decmeber 5, 2000
(3) Commenced operations on December 12, 2000
(4) Commenced operations on December 18, 2000


         The advisory fees are allocated to the different classes of shares pro-rata based on net assets.

         The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Manager as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

         The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust. The Board allocates those expenses associated to a specific Fund to that Fund. Those expenses which are paid for the benefit of all the Funds are allocated by the Board pro-rata based upon each Fund's net assets.

         The Management Agreements also provide that the Manager shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Manager in the performance of its duties thereunder.

BETWEEN BARCLAYS AND THE MASTER PORTFOLIOS

         Barclays is investment adviser to the Master Portfolios. Barclays is an indirect subsidiary of Barclays Bank PLC. Pursuant to Investment Advisory Contracts ("Master Portfolio Advisory Contracts") with the Master Fund, Barclays provides investment guidance and policy direction in connection with the management of the Master Portfolios' assets. Pursuant to the Master Portfolio Advisory Contracts, Barclays furnishes to the Master Fund's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolios. The Master Portfolio Advisory Contracts are required to be approved annually (i) by the holders of a majority of the Master Fund's outstanding voting securities or by the Master Fund's Boards of Trustees and (ii) by a majority of the Trustees of the Master Fund who are not parties to the Master Portfolio Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Master Portfolio Advisory Contracts may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Barclays is entitled to receive monthly fees as compensation for its advisory services to each Master Portfolio as described below:


---------------------------------------------------------------------------------------------------------------------
                     FUND                                  ANNUAL MANAGEMENT FEE
---------------------------------------------------------------------------------------------------------------------

S&P 500 Index Master Portfolio                  0.05% of average daily net assets
---------------------------------------------------------------------------------------------------------------------
Russell 2000 Index Master Portfolio             0.10% of average daily net assets, which includes a
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                0.02% administrative fee
---------------------------------------------------------------------------------------------------------------------
International Index Master Portfolio            0.25% of the average daily net assets up to $1 billion, which includes a 0.10% administrative fee, and 0.17% of the average daily net assets thereafter, which includes a 0.07% administrative fee
---------------------------------------------------------------------------------------------------------------------

The Master Portfolio Advisory Contracts provide that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolios borne proportionately by its interestholders, such as the Equity Index Funds. The administration fee is designed to compensate Barclays for custody costs and administration expenses.

         Barclays has agreed to provide to the Master Portfolios, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.

BETWEEN THE MANAGER AND CAPITAL GUARDIAN

         Pursuant to the separate sub-advisory agreement described below, the Manager has engaged Capital Guardian as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Equity Fund and the International Equity Fund. Capital Guardian manages the investments of the Small Cap Equity Fund and the International Equity Fund, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, Capital Guardian follows the Manager's policy of seeking to obtain the most favorable price and efficient execution available.

         For its services, the Manager pays Capital Guardian an investment sub-advisory fee equal to a percentage of the average daily net assets of each of Small Cap Equity Fund and International Equity Fund at the rates set forth below. The fee is accrued daily and paid to Capital Guardian quarterly. The rates upon which the fee is based are as follows:


---------------------------------------------------------------------------------------------------------------------
                                                                     ANNUAL MANAGEMENT FEE, BASED ON AVERAGE
                           FUND                                                  DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------

Small Cap Equity Fund                                       On the first $25 million              -     0.75%
                                                            $25 million to $50 million            -     0.60%
                                                            $50 million to $100 million           -     0.425%
                                                            Over $100 million                     -     0.375%
---------------------------------------------------------------------------------------------------------------------
International Equity Fund                                   On the first $25 million              -     0.75%
                                                            $25 million to $50 million            -     0.60%
                                                            $50 million to $250 million           -     0.425%
                                                            Over $250 million                     -     0.375%
---------------------------------------------------------------------------------------------------------------------

         The sub-advisory agreement was approved for each of Small Cap Equity Fund and International Equity Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to such agreements or interested persons, as defined by the 1940 Act, of any such party) at a meeting held for that purpose on October 30, 2000 and subsequently was approved by the sole shareholder of each of those Funds. The sub-advisory agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the Manager or Capital Guardian, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. The sub-advisory agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SECURITIES ACTIVITIES OF THE MANAGER, CAPITAL GUARDIAN AND BARCLAYS

         Securities held by the Trust may also be held by separate accounts or mutual funds for which the Manager, Barclays or Capital Guardian acts as an adviser, some of which may be affiliated with them. Because of different investment objectives, cash flows or other factors, a particular security may be bought by the Manager, Barclays or Capital Guardian for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Trustees, the Manager, Barclays or Capital Guardian may cause a Fund to buy or sell a security from another Fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Trustees quarterly.

         If purchases or sales of securities for a Fund or other client of the Manager, Barclays or Capital Guardian arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager, Barclays or Capital Guardian during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Board of Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

         On occasions when the Manager, Barclays or Capital Guardian (under the supervision of the Board of Trustees) deem the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager, Barclays or Capital Guardian in the manner each considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

THE EQUITY FUND, EQUITY AND BOND FUND, BOND FUND, TAX ADVANTAGED BOND FUND AND MONEY MARKET FUND.

         As described above, the Manager determines which securities to buy and sell for these Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer's margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter. Upon commencement of operations, the Trust will disclose brokerage commissions paid.

         In placing orders for securities transactions, the Manager's policy is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust's Board of Trustees, may pay higher than the lowest possible commission on agency trades, not principal trades, to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

         When selecting broker-dealers to execute portfolio transactions, the Manger considers factors including the rate of commission or size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to the Manager. In some cases, the Manager may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by the Manager in providing investment advisory services to the Fund. In addition, the Manager may select broker-dealers to execute portfolio transactions who are affiliated with the Fund or the Manager. However, all such directed brokerage will be subject to the Manager's policy to attempt to obtain the most favorable price and efficient execution possible.



         During the fiscal year ended December 31, 2000, the Equity Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund paid brokerage commissions of:





                                        2000
                                        ----
Equity Fund                            $31,275
Equity and Bond Fund                        $0
Bond Fund                                   $0
Tax Advantaged Bond Fund                    $0
Money Market Fund                           $0



EQUITY INDEX FUNDS

         Barclays assumes general supervision over placing orders on behalf of each Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Barclays and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, Barclays seeks to obtain the best overall terms available for each Master Portfolio. In assessing the best overall terms available for any transaction, Barclays considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolios. Barclays considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by Barclays based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.



         S&P 500 INDEX MASTER PORTFOLIO. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. Portfolio turnover rates over 100%, although unexpected, may result in comparatively greater brokerage expenses. Barclays may from time to time execute trades on behalf of and for the account of the Master Portfolios with brokers or dealers that are affiliated with Barclays.





         During the fiscal year ended December 31, 2000, the S&P 500 Index Fund, the Small Cap Index Fund, and the International Index Fund paid no brokerage commissions.



SMALL CAP EQUITY FUND AND INTERNATIONAL EQUITY FUND

         Capital Guardian strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of Capital Guardian, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have provided investment research, statistical, or other related services to Capital Guardian. This research may be used for other Capital Guardian clients in addition to the Funds. The Funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.



         During the fiscal year ended December 31, 2000, the Small Cap Equity Fund and the International Equity Fund paid brokerage commissions of $48,299 and $91,150, respectively.



PORTFOLIO TURNOVER

Because of the Equity Fund's, Small Cap Equity Fund's and International Equity Fund's flexibility of investment and emphasis on growth of capital, these Funds may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The Equity and Bond Fund's portfolio turnover is expected to be low. The Equity and Bond Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

         Consistent with the Equity Index Funds' investment objectives, each will attempt to minimize portfolio turnover. There are no fixed limitations regarding the portfolio turnover rate for the Bond Fund, and securities initially satisfying the objectives and policies of this Fund may be disposed of when they are no longer deemed suitable.

         In periods of relatively stable interest rate levels, Tax Advantaged Bond Fund does not expect its annual portfolio turnover rate to exceed 50% for issues with maturities longer than one year at the time of purchase. In years of sharp fluctuations in interest rates, however, the annual portfolio turnover rate may exceed 50%. Most of the sales in the Fund's portfolio will occur when the proportion of securities owned with longer term maturities is reduced in anticipation of a bond market decline (rise in interest rates), or increased in anticipation of a bond market rise (decline in interest rates). The rate of portfolio turnover will not be a limiting factor and, accordingly, will always be incidental to transactions undertaken with the view of achieving the Fund's investment objective.

         Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

DETERMINATION OF NET ASSET VALUE

         The Net Asset Value (NAV) for each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

         ALL FUNDS EXCEPT MONEY MARKET FUND

         Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day, such securities are valued at the last sale price on the exchange on which it is traded. Securities traded only on over-the-counter markets generally are valued at the closing bid price.

         Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at a fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Boards of Trustees of the Trust and the Master Fund.

         Money market instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the amortized cost method of valuation does not appear to fairly reflect the fair value of any security, a fair value will be determined in good faith by or under the direction of the Boards of Trustees of the Trust or the Master Fund, as the case may be, as in the case of securities having a maturity of more than 60 days.

         Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because foreign securities (other than American Depositary Receipts) are valued as of the close of trading on various exchanges and over-the-counter markets throughout the world, the net asset value of Funds investing in foreign securities generally includes values of foreign securities held by those Funds that were effectively determined several hours or more before the time NAV is calculated. In addition, foreign securities held by Funds may be traded actively in securities markets which are open for trading on days when the Funds do not calculate their net asset value. Accordingly, there may be occasions when a Fund holding foreign securities does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

         Exchange listed options that are written or purchased by a Fund are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

         Securities for which market quotations are not readily available, or for which the procedures described above do not produce a fair value, are valued at a fair value as determined in good faith in accordance with procedures approved by the Boards of Trustees of the Trust or the Master Fund, as the case may be. The effect of this will be that NAV will not be based on the last quoted price on the security, but on a price with the Board of Trustees or its delegate believes reflects the current and true price of the security.

         MONEY MARKET FUND

         All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the

Trust has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

         The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

         GENERAL

         Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the funds not reasonably practicable.

PERFORMANCE INFORMATION

         The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. Average annual total return values are computed pursuant to equations specified by the Commission as follows:

         Average Annual Total Return will be computed as follows:

               ERV = P(1+T) to the power of n

         Where: P = the amount of an assumed initial investment in Fund shares
                T = average annual total return
                n = number of years from initial investment to the end of the period
              ERV = ending redeemable value of shares held at the end of the period

         Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment in a Fund made at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

         Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The SEC's yield formula is as follows:

         The Yield formula is as follows:
              YIELD = 2[((a-b/cd)+1) to the power of 6 -1].

         Where:   a  =  dividends and interest earned during the period.
                        (For this purpose, a Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
                  b  =  expenses accrued for the period (net of reimbursements).
                  c  =  the average daily number of shares outstanding
                        during the period that were entitled to receive dividends.
                  d  =  the ending net asset value of a Fund for the period.



         The Funds average annual total returns for the period from the commencement of their investment operations through December 31, 2000, and their yield for the 30 days ended December 31, 2000, were:







                                                                          30 DAY YIELD FOR THE
                             AVERAGE ANNUAL TOTAL RETURN                      PERIOD ENDED
FUND                               SINCE INCEPTION*                            12/31/2000

                             CLASS A             CLASS B                 CLASS A        CLASS B
Equity Fund                    -8.02%              -8.01%                  0.52%          0.54%
Small Cap Equity Fund          -5.08%              -5.08%                  0.97%          0.85%
International Equity Fund      -6.46%              -6.47%                  0.66%          0.30%
S&P 500 Index Fund             -3.19%              -3.19%                  0.39%          0.01%
Small Cap Index Fund            1.23%               1.35%                  2.55%          2.25%
International Index Fund       -1.54%              -1.50%                  0.63%          0.26%
Equity & Bond Fund             -4.67%              -4.66%                  3.00%          3.10%
Bond Fund                       0.44%               0.55%                  5.88%          6.06%
Tax Advantaged Bond Fund        0.69%               0.81%                  3.36%          3.46%
Money Market Fund               0.29%               0.27%                  5.92%          5.52%





*                                         DATE INVESTMENT OPERATIONS COMMENCED
---------------------------------------------------------------------------------------------------------------------------
DATE               10/31/2000                   12/05/2000                    12/12/2000              12/18/2000
---------------------------------------------------------------------------------------------------------------------------
                  Equity Fund               Small Cap Equity Fund          Money Market Fund       S&P 500 Index Fund
                  Equity and Bond Fund      International Equity Fund                              Small Cap Index Fund
                  Bond Fund                                                                        International Index Fund
                  Tax Advantaged Bond Fund



         The Money Market Fund may also quote its current yield and effective yield. Current yield is an annualized yield based on the actual total return for a seven-day period. Effective yield is an annualized yield based on a daily compounding of the current yield.

         Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

         From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the NASDAQ OTC Composite Prime Return; (g) the Russell Midcap Index;
(h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (l) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, U.S. Government agencies, mortgage and Yankee bonds);
(m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index;
(o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and
(t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

         The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the views as to markets of the Manager,

Barclays or Capital Guardian, the rationale for a Fund's investments and discussions of the Fund's current asset allocation.

         From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

         Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

PURCHASE AND REDEMPTION OF FUND SHARES



         Purchases of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Buy Shares." Redemptions of Fund shares are discussed fully in the Prospectus under the heading "Shareholder Information - How to Redeem Fund Shares."



         Each Fund reserves the right, in its sole discretion, to reject purchases when, in the judgment of the Manager, the purchase would not be in the best interest of the Fund.



         SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from shares deposited by the applicant under the SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $100 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.





         Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.




         SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and ultimately may exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.





         The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.




         SPECIAL REDEMPTIONS. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Board of Trustees of the Trust. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to $500,000 of the applicable Fund during any 90 day period for any one account.

         SUSPENSION OF REDEMPTIONS. A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or for such other periods as the Commission may permit for the protection of investors.

DISTRIBUTION EXPENSES

         State Farm VP Management Corp. ("Management Corp.") serves as the principal underwriter for the Trust pursuant to an Underwriting Agreement initially approved by the Board of Trustees of the Trust. Management Corp. is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by registered representatives of Management Corp. which receives sales charges and distribution plan fees from each Fund under the Underwriting Agreement.

         Management Corp. bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. The Trust bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not parties to the Underwriting Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of a Fund. Management Corp. is not obligated to sell any specific amount of shares of any Fund.

         Management Corp.'s business and mailing address is One State Farm Plaza, Bloomington, Illinois 61710. Management Corp. was organized as a Delaware corporation in November 1996 and is a wholly-owned subsidiary of Auto Company.



         During the fiscal year ended December 31, 2000, Management Corp., as principal underwriter to the Trust, received the following payments and commissions from the Trust:




--------------------------------------------------------------------------------------------------------------
    (1)                         (2)                     (3)                      (4)                (5)
                                NET                 COMPENSATION
  NAME OF                   UNDERWRITING           ON REDEMPTIONS
 PRINCIPAL                  DISCOUNTS AND                AND                  BROKERAGE            OTHER
UNDERWRITER                  COMMISSIONS             REPURCHASES             COMMISSIONS        COMPENSATION
--------------------------------------------------------------------------------------------------------------
State Farm VP
 Management Corp.               $0                       $0                       $0                  $0



OTHER SERVICE PROVIDERS

CUSTODIANS



         Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245 ("Chase Manhattan"), acts as custodian of the assets of each Fund, except the Equity Index Funds and the International Equity Fund. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the Trust's custodian for the Equity Index Funds and the International Equity Fund.



         Chase Manhattan and IBT (the "custodians") may hold securities of the Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds or Master Portfolios constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected. The Manager performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each Fund other than the International Equity Fund and the International Index Fund. IBT performs fund accounting services for these Funds.

TRANSFER AGENT

         The Transfer Agent Agreements between the Trust and the Manager appoints the Manager as the Funds' transfer agent and dividend disbursing agent. Under the terms of the agreement, the Manager: (1) prepares and mails transaction confirmations, annual records of investments and tax information statements; (2) effects transfers of Fund shares; (3) prepares annual shareowner meeting lists; (4) prepares, mails and tabulates proxies;
(5) mails shareowner reports; and (6) disburses dividend and capital gains distributions. These services are performed by the Manager at a fee determined by the Board of Trustees to be reasonable in relation to the services provided and no less favorable to the Funds than would have been available from a third party.

         IBT acts as transfer agent and dividend disbursing agent for the Master Portfolios.

INDEPENDENT AUDITORS

         The Funds' independent auditors are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The firm audits each Fund's annual financial statements, reviews certain regulatory reports and each Fund's federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds.

TAXES

GENERAL TAX INFORMATION

         The Trust intends for each Fund to qualify as a regulated investment company under the Subchapter M of the Code. If a Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Funds intend to do), then under the provisions of Subchapter M, that Fund should have little or no income taxable to it under the Code.

         Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities of foreign currencies; and (2) at the close of each quarter of the Fund taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities, such that no more than 5% of the value of the Fund consists of such other securities of any one issuer and the Fund must not hold more than 10% of the outstanding voting stock of any such issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

         In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the Trust may, in its business judgment, require a Fund to maintain or dispose of an investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

         Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. The Funds intend under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

         If a Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

         Some Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. For the International Equity Fund and International Index Fund, if more than 50% of the Fund's assets at year-end consists of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not receive a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. The Funds, other than the International Equity Fund and the International Index Fund, anticipate that they generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders, who therefore generally will not report such amounts on their tax returns.

         For Federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the applicable Fund and would not be distributed as such to shareholders.

         Investment in debt obligations that are at risk or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

         Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options, and forward transactions.

         Certain options, futures and forward foreign currency transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

         Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

         At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

         Upon a redemption of shares of a Fund (including by exercise of the exchange privilege), a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon that shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends of capital gain distributions automatically. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

         For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

         Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption
(including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

         Non-U.S. investors not engaged in a U.S. trade or business with which their investment in a Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8 (or equivalent form) or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in any Fund. The Funds do not generally accept investments by non-U.S. investors.

         TAX ADVANTAGED BOND FUND. The Tax Advantaged Bond Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. Because the Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.

         The Fund uses the "average annual" method to determine the designated percentage of dividends that qualifies as tax-exempt income. This designation is made annually in January. The percentage of a particular dividend that is designated as tax-exempt income may be substantially different from the percentage of the Fund's income that was tax-exempt during the period from which the distribution was made.

         Exempt-interest dividends are exempt from regular federal income tax, but they may affect the tax liabilities of taxpayers who are subject to the AMT. Exempt-interest dividends are also includible in the modified income of shareholders who receive Social Security benefits for purposes of determining the extent to which such benefits may be taxable.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Tax Advantaged Bond Fund is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         If a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

         STATE AND LOCAL. Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

CODES OF ETHICS

         The Manager intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with the Manager and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of the Manager. Barclays and Capital Guardian have adopted similar Codes of Ethics relating to their employees, and the Board of Trustees of the Trust has adopted Barclays and Capital Guardian's Code of Ethics insofar as it relates to their respective employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' and Capital Guardian's Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

SHARES

         The Trust was organized as a business trust pursuant to the laws of the State of Delaware on June 8, 2000. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's
Funds. There are currently ten series of shares.

         Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.


         As of April 1, 2001, State Farm Mutual Automobile Insurance Company, One State Farm Plaza, Bloomington, Illinois 61710, owned the following percentages of Fund shares such shares are held for investment:



                                 Class A           Class B
                                 -------           -------
Equity Fund                      36.5%             37.2%
Small Cap Equity Fund            98.8%             99.7%
International Equity Fund        99.1%             99.9%
S&P 500 Index Fund               94.5%             99.4%
Small Cap Index Fund             99.0%             99.8%
International Index Fund         99.3%             99.9%
Equity and Bond Fund             98.8%             99.7%
Bond Fund                        63.0%             63.2%
Tax Advantaged Bond Fund         99.8%             99.7%
Money Market Fund                91.7%             99.9%



         As the owner of these shares, State Farm Mutual Automobile Insurance Company, an insurance corporation organized under the laws of Illinois, controls the Funds. As the controlling shareholder of the Funds, State Farm Mutual Automobile Insurance Company can elect trustees or take any other shareholder action permitted by the Trust's Declaration of Trust and Bylaws.







         The amount of each Fund's equity securities owned by trustees and officers of the Trust as a group is less than 1%.


         The Master Portfolios are series of the Master Fund, an open-end, series management investment company organized as Delaware business trust. The Master Fund was organized October 21, 1993. The Master Fund currently consists of twelve series, including the Master Portfolios.

VOTING RIGHTS

         Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

         Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

         In a situation where an Equity Index Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of a Master Portfolio, such Equity Index Fund will vote such shares in the same proportion as the shares of which the Equity Index Fund does receive voting instructions.

FINANCIAL STATEMENTS


         The audited financial statements for the Trust for the fiscal year ended December 31, 2000, are incorporated herein by reference from the Trust's annual report to shareholders. These financial statements relate to Class A and Class B shares of each Fund. As of December 31, 2000, the Institutional Class of shares had not yet commenced investment operations.

                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Manager and Capital Guardian believe that the quality of debt securities in which a Fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

                               RATINGS BY MOODY'S

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes are not likely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

         C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

MUNICIPAL NOTES:

         MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less established.

COMMERCIAL PAPER:

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                           Prime-1  Highest Quality
                           Prime 2  Higher Quality
                           Prime-3  High Quality

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

                                   S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C--The rating C is reserved for income bonds on which no interest is being paid.

         In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

         Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

         SP-1. Notes rated SP-1 have very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated SP-1+.

         SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

         Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

          - Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

          - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

COMMERCIAL PAPER:

         A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                          STATE FARM MUTUAL FUND TRUST

                      PART C OF THE REGISTRATION STATEMENT



(a)      Declaration of Trust*

(b)      Bylaws*

(c)      N/A

(d)(1)   Investment Advisory and Management Services Agreement between
         Registrant and State Farm Investment Management Corp.**

(d)(2)   Investment Sub-Advisory Agreement among Registrant, State Farm
         Investment Management Corp., and Capital Guardian Trust Company**

(e)(1)   Underwriting Agreement between Registrant and State Farm VP Management
         Corp.**

(e)(2)   Shareholders Services Agreement**

(f)      N/A

(g)(1)   Custodial Agreement between Registrant and The Chase Manhattan Bank**

(g)(2)   Global Custody Rider between Registrant and The Chase Manhattan Bank**



(g)(3)   Special Foreign Custody Manager Agreement between Registrant and State
         Farm Investment Management Corp.**

(g)(4)   Custodial Agreement between Registrant and Investors Bank and
         Trust Company

(g)(5)   Delegation Agreement between Investors Bank & Trust Company and
         Registrant

(h)(1)   Service Agreement among Registrant, State Farm Investment Management
         Corp., and State Farm Mutual Automobile Insurance Company**

(h)(2)   Service Agreement among Registrant, State Farm VP Management Corp.,
         State Farm Indemnity Company, State Farm Life Insurance Company and
         State Farm Mutual Automobile Insurance Company**

(h)(3)   Transfer Agency and Services Agreement

(i)      Consent of Bell, Boyd & Lloyd LLC

(j)(1)   Consent of Ernst & Young LLP

(j)(2)   Consent of KPMG LLP

(k)      N/A

(l)      N/A

(m)(1)   State Farm Mutual Fund Trust Distribution Plan for Class A shares**

(m)(2)   State Farm Mutual Fund Trust Distribution Plan for Class B shares**

(n)      State Farm Mutual Fund Trust Multiple Class Plan Pursuant to
         Rule 18f-3**



(p)(1)   Code of Ethics of State Farm Associates' Funds Trust, State Farm VP
         Management Corp., State Farm Investment Management Corp., State Farm
         Variable Product Trust and State Farm Mutual Fund Trust

(p)(2)   Code of Ethics of Capital Guardian Trust Company**

(p)(3)   Code of Ethics of Master Investment Portfolio

         Other Exhibits


-----------------

* Incorporated by reference to the exhibit of the same letter filed with the initial registration statement on Form N-1A, No. 333-42004 filed July 21, 2000.



** Incorporated by reference to the exhibit of the same letter filed with pre-effecitve amendment number one on Form N-1A, No. 333-42004 filed December 15, 2000.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         State Farm Mutual Automobile Insurance Company provided the initial seed capital for the Registrant and may be deemed to control the Registrant until some time after the Registrant publicly offers its shares. Thereafter, there will be no persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item.

ITEM 25.      INDEMNIFICATION

         As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated June 8, 2000 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

         To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

         The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the statement of additional information under the caption "Trustees and Officers and Investment Advisory Agreements" is incorporated herein by reference. Other than its status as investment adviser and principal underwriter to other State Farm mutual funds (see item 27 below), neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature either for their own account or in the capacity of director, officer, employee, partner or trustee.

         Directors and Officers of State Farm Investment Management Corp.:

         Edward B. Rust, Jr., Director and President*

         Roger S. Joslin, Director, Senior Vice President and Treasurer*


         John J. Killian, Director. Financial Vice President - State Farm Mutual Automobile Insurance Company.


         Kurt G. Moser, Director and Senior Vice President*


         Vincent J. Trosino, Director. Vice Chairman of the Board, President and Chief Operating Officer - State Farm Mutual Automobile Insurance Company.


         Paul N. Eckley, Senior Vice President *

         Susan D. Waring, Vice President*

         David R. Grimes, Vice President and Secretary *


         Michael L. Tipsord, Assistant Secretary. Vice President and
         Assistant Treasurer - State Farm Mutual Automobile Insurance Company.



         Jerel S. Chevalier, Assistant Secretary-Treasurer. Mutual Funds Director - State Farm Mutual Automobile Insurance Company.



         Howard Thomas, Assistant Secretary - Treasurer. Mutual Funds Director - State Farm Mutual Automobile Insurance Company.



         Donald O. Jaynes, Assistant Secretary. Associate General Counsel - State Farm Mutual Automobile Insurance Company.



         Stephen L. Horton, Assistant Secretary. Counsel - State Farm Mutual Automobile Insurance Company.



         David M. Moore, Assistant Secretary. Counsel - State Farm Mutual Automobile Insurance Company.

         *See the information contained in the statement of additional information under the caption "Trustees and Officers," incorporated herein by reference.

ITEM 27.      PRINCIPAL UNDERWRITERS

State Farm VP Management Corp. serves as the principal underwriter to the Registrant. The following table contains information concerning each director and officer of State Farm VP Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):


Name and Principal                       Positions and Offices                  Positions and Offices
Business Address                         with Underwriter                       with Registrant
----------------------------------------------------------------------------------------------------------------------
Edward B. Rust Jr.                       Director and President                 Trustee and President

Roger S. Joslin                          Director, Senior Vice President and    Trustee, Senior Vice President and
                                         Treasurer                              Treasurer

Charles R. Wright                        Director and Senior Vice President     None

Roger B. Tompkins                        Director and Senior Vice President     None

Susan D. Waring                          Vice President                         Vice President

Kurt G. Moser                            Director and Senior Vice President     Senior Vice President

David R. Grimes                          Vice President and Secretary           Vice President and Secretary

Jerel S. Chevalier                       Assistant Secretary-Treasurer          Assistant Secretary-Treasurer

Max E. McPeek                            Vice President                         None

Ralph O. Bolt                            Vice President                         None

Terry L. Huff                            Vice President                         None

Stephen L. Horton                        Assistant Secretary and Counsel        Assistant Secretary

David M. Moore                           Assistant Secretary and Counsel        Assistant Secretary

David Grizzle                            Assistant Secretary-Treasurer          Assistant Secretary-Treasurer



                            Net Underwriting        Compensation on
   Name of Principal          Discounts and          Redemption and
      Underwriter              Commissions             Repurchase        Brokerage Commissions   Other Compensation
----------------------------------------------------------------------------------------------------------------------
State Farm VP                     N/A                     N/A                    N/A                    N/A
Management Corp.



ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

(a)      Registrant

(b)      State Farm Investment Management Corp.
         One State Farm Plaza
         Bloomington, Illinois  61710-0001

(c)      Barclays Global Investors
         45 Fremont Street
         San Francisco, California  94105

(d)      Investors Bank and Trust Company
         200 Clarendon Street
         Boston, Massachusetts  02116

(e)      Capital Guardian Trust Company
         333 South Hope Street
         Los Angeles, California  90071

ITEM 29.      MANAGEMENT SERVICES

All the management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30.      UNDERTAKINGS

         The Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus for any Fund (other than the Money Market Fund) is delivered a copy of the Registrant's latest annual report to shareholders.

         The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Mutual Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and state of Illinois on the 30th day of April 2001.


                                        STATE FARM MUTUAL FUND TRUST



                                        By:  /s/ Edward B. Rust, Jr.
                                             ----------------------------------
                                                 Edward B. Rust, Jr.
                                                 Trustee and President

         Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



    SIGNATURE                          TITLE                                DATE
    ---------                          -----                                ----

Edward B. Rust, Jr.        Trustee and President                      April 30, 2001

Roger S. Joslin           Trustee, Senior Vice President and
                           Treasurer                                  April 30, 2001

Thomas M. Mengler          Trustee                                    April 30, 2001

James A. Shirk             Trustee                                    April 30, 2001

Donald A. Altorfer         Trustee                                    April 30, 2001

Victor J. Boschini         Trustee                                    April 30, 2001

David L. Vance             Trustee                                    April 30, 2001



                                                     By: /s/  David Moore
                                                         -----------------------
                                                              David Moore
                                                              Attorney-In-Fact
                                                              April 30, 2001


         Original powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as an exhibit.



                                        MASTER INVESTMENT PORTFOLIO



                                        By:  /s/ R. Greg Feltus
                                                 --------------
                                                 R. Greg Feltus
                                                 Trustee, Chairman and President



SIGNATURE                       TITLE                           DATE
---------                       -----                           ----
Jack S. Euphrat                 Trustee                         April 30, 2001

R. Greg Feltus                  Trustee                         April 30, 2001

W. Rodney Hughes                Trustee                         April 30, 2001

Leo Soong                       Trustee                         April 30, 2001



                                        By:  /s/ Richard H. Blank, Jr.
                                                 Richard H. Blank, Jr.
                                                 Attorney-in-fact
                                                 April 30, 2001


         Original powers of attorney authorizing Richard H. Blank, Jr., among others, to execute this Registration Statement, and any Amendments thereto, for each of the trustees of Master Investment Portfolio have been executed and filed as an exhibit to the Registration Statement of Master Investment Portfolio, which exhibits are incorporated herein by reference.

                                  EXHIBIT INDEX

--------------------------------------------------------------------------------
RULE 483 UNDER THE 1933 ACT EXHIBIT                          DESCRIPTION
--------------------------------------------------------------------------------
               1                                           POWER OF ATTORNEY
--------------------------------------------------------------------------------





N-1A ITEM 23 EXHIBIT LETTER                                 DESCRIPTION

          (g)(4)                    Custodial Agreement between Registrant and Investors Bank and Trust Company

          (g)(5)                    Delegation Agreement between Investors Bank & Trust Company and Registrant

          (h)(3)                                              Transfer Agent Agreement

           (i)                                            Consent of Bell, Boyd & Lloyd LLC

          (j)(1)                                             Consent of Ernst & Young LLP

          (j)(2)                                                  Consent of KPMG LLP

          (o)(1)                               Code of Ethics of State Farm Associates' Funds Trust, State Farm
                                       Investment Management Corp., State Farm Variable Product Trust and State Farm
                                                                   Mutual Fund Trust


          (o)(3)                                   Code of Ethics of Master Investment Portfolio
